UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: January 31

Date of reporting period: July 31, 2020

Item 1.	Report to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

July 31, 2020

AEW Global Focused Real Estate Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

AEW GLOBAL FOCUSED REAL ESTATE FUND

Managers	Symbols

Robert Oosterkamp	Class A NRFAX

Milton Low, CFA®	Class C NRCFX

Gina Szymanski, CFA®	Class N NRFNX

AEW Capital Management, L.P.	Class Y NRFYX

Investment Goal

The Fund seeks to provide investors with above-average income and long-term growth of capital.

1 |

Average Annual Total Returns — July 31, 20203,5

					Life of	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Class N	Gross	Net

Class Y (Inception 8/31/00)
NAV	-15.24%	-8.08%	3.24%	7.98%	—%	1.23%	0.90%

Class A (Inception 12/29/00)
NAV	-15.42	-8.33	2.97	7.70	—	1.48	1.15
With 5.75% Maximum Sales Charge	-20.29	-13.57	1.76	7.07	—

Class C (Inception 12/29/00)
NAV	-15.74	-9.07	2.20	6.89	—	2.23	1.90
With CDSC[1]	-16.57	-9.86	2.20	6.89	—

Class N (Inception 5/01/13)
NAV	-15.33	-8.11	3.31	—	4.51	1.07	0.85

Comparative Performance
FTSE EPRA Nareit Developed Real Estate Index (Net)[2]	-19.82%	-14.22%	1.14%	5.62%	1.50%

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2	The FTSE EPRA Nareit Developed Real Estate Index (Net), is an index designed to track the performance of listed real estate companies and REITs (real estate investment trust) worldwide.

3	For certain periods, Fund performance has been increased by fee waivers and/or expense reimbursements, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 5/31/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

5	The performance results shown for the periods prior to the close of business on May 31, 2019 reflect results achieved using a different investment strategy.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from February 1, 2020 through July 31, 2020. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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AEW GLOBAL FOCUSED REAL ESTATE FUND	BEGINNING ACCOUNT VALUE 2/1/2020	ENDING ACCOUNT VALUE 7/31/2020	EXPENSES PAID DURING PERIOD* 2/1/2020 – 7/31/2020
Class A
Actual	$1,000.00	$845.80	$5.28
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.77
Class C
Actual	$1,000.00	$842.60	$8.70
Hypothetical (5% return before expenses)	$1,000.00	$1,015.42	$9.52
Class N
Actual	$1,000.00	$846.70	$3.90
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27
Class Y
Actual	$1,000.00	$847.60	$4.13
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.52

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.15%, 1.90%, 0.85% and 0.90% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

5 |

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group of funds and the Fund’s performance benchmark, (ii) information on the Fund’s advisory fee and other expenses, including information comparing the Fund’s advisory fee to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of a peer group of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iii) the allocation of the Fund’s brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (v) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing the Fund’s performance and expense differentials against the Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against similarly categorized funds. The portfolio management team for the Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full

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Board, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings. These updates have increased in frequency during the COVID-19 crisis.

The Board most recently approved the continuation of the Agreement for a one-year period at its meeting held in June 2020. The Trustees considered that, effective June 1, 2019, the Fund’s name, principal investment strategies, portfolio managers, primary prospectus index, advisory fee rate and expense limitations had changed. In considering whether to approve the continuation of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Fund. They also took into consideration increases in the services provided resulting from new regulatory requirements.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information that compared the performance of the Fund to the performance of a peer group and category of funds and the Fund’s performance benchmark. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Fund using a variety of performance metrics, including metrics that measured the performance of the Fund on a risk adjusted basis.

The Board noted that through December 31, 2019, the Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
AEW Global Focused Real Estate Fund	57%	95%	49%

7 |

The Board noted that the Fund’s performance lagged that of the Fund’s category group median as determined by the independent third party for certain periods. The Board concluded that other factors relevant to performance supported renewal of the Agreement, including: (1) the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent performance has been stronger relative to its category; and (3) that the Fund’s strategy had recently been changed and therefore the Fund’s current strategy has a limited performance history. The Board also considered information about the Fund’s more recent performance, including how that performance had been impacted by the COVID-19 crisis.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund and the Adviser and/or other relevant factors supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory and administrative services as well as the total expense level of the Fund. This information included comparisons (provided both by management and by an independent third-party) of the Fund’s advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund and the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family, as well as changes to the Fund’s advisory fee rate and expense limitation that had been implemented last year. They noted that the Fund has an expense limitation in place, and they considered the amounts waived or reimbursed by the Adviser for the Fund under its expense limitation agreement. The Trustees also noted that the Fund’s total advisory fee rate was below the median of a peer group of funds.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed

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information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Fund, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Fund, the expense levels of the Fund, whether the Adviser had implemented breakpoints and/or expense limitations with respect to the Fund and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fee or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that the Fund’s advisory fee was not subject to breakpoints, as the advisory fee had been lowered, effective June 1, 2019, to a rate equal to the lowest rate under the Fund’s previous advisory fee schedule. The Trustees also noted that the Fund was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events, including but not limited to the COVID-19 crisis, on the performance, asset levels and expense ratios of the Fund.

•

Whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered

9 |

the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement should be continued through June 30, 2021.

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LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on December 1, 2018 and ending December 31, 2019 (including updates through July 31, 2020)

Effective December 1, 2018, the Fund adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Fund to assess, manage and review its liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, the Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. The Program has established a Program Administrator (“Administrator”) which is the adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

The Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If the Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). The Fund has not established an HLIM.

During the period from December 1, 2018 to December 31, 2019, there were no material changes to the Program and no material events that impacted the operation of the Fund’s Program. During the period, the Fund held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations during the period.

During the period January 1, 2020 through July 31, 2020, the Fund held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrator, the Program of the Fund approved by the Fund’s Board has been implemented effectively. The Program Administrator has also monitored, assessed and managed the Fund’s liquidity risk regularly and has determined that the Program is operating effectively.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by the Fund’s Program Administrator that addressed the operation of the Program, assessed its adequacy and effectiveness and described any material changes made to the Program.

11 |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

AEW Global Focused Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 96.8% of Net Assets
	Australia — 3.1%
58,255	Goodman Group	$708,299
316,393	GPT Group (The)	875,537
657,882	Mirvac Group	978,999
57,788	NEXTDC Ltd.(a)	467,783

		3,030,618

	Belgium — 0.2%
2,768	Xior Student Housing NV	165,236

	Canada — 2.2%
60,154	Canadian Apartment Properties REIT	2,181,253

	France — 1.9%
11,406	Gecina S.A.	1,479,612
18,162	Klepierre S.A.	314,543

		1,794,155

	Germany — 7.3%
18,194	ADO Properties S.A.(a)	512,371
39,447	alstria office REIT AG(a)	589,662
49,903	Deutsche Wohnen SE	2,428,102
55,176	Vonovia SE	3,566,347

		7,096,482

	Hong Kong — 5.3%
212,000	Hang Lung Properties Ltd.	520,112
199,229	Link REIT	1,545,832
233,325	New World Development Co. Ltd.	1,139,273
132,000	Sun Hung Kai Properties Ltd.	1,605,356
169,200	Swire Properties Ltd.	391,020

		5,201,593

	Japan — 10.8%
120	Activia Properties, Inc.	394,904
533	Daiwa House REIT Investment Corp.	1,385,868
1,028	GLP J-REIT	1,714,631
2,386	Invincible Investment Corp.	544,894
1,368	Japan Hotel REIT Investment Corp.	496,227
147	Kenedix Office Investment Corp.	799,928
109,800	Mitsubishi Estate Co. Ltd.	1,577,308
97,200	Mitsui Fudosan Co. Ltd.	1,519,621
124	Nippon Accommodations Fund, Inc.	800,179
236	Nippon Building Fund, Inc.	1,319,445

		10,553,005

	Netherlands — 0.6%
6,659	NSI NV	237,062
6,126	Unibail-Rodamco-Westfield	321,337

		558,399

See accompanying notes to financial statements.	| 12

Portfolio of Investments – as of July 31, 2020 (Unaudited)

AEW Global Focused Real Estate Fund – (continued)

Shares	Description	Value (†)
	Singapore — 3.5%
535,186	Ascendas REIT	$1,385,309
118,900	City Developments Ltd.	712,047
541,391	Mapletree Industrial Trust	1,294,383

		3,391,739

	Spain — 0.6%
70,563	Merlin Properties SOCIMI S.A.	583,803

	Sweden — 1.5%
136,897	Kungsleden AB	1,107,262
45,990	Nyfosa AB(a)	344,223

		1,451,485

	United Kingdom — 4.7%
117,186	Hammerson PLC	97,939
266,816	LondonMetric Property PLC	806,047
154,474	Segro PLC	1,956,297
414,658	Tritax Big Box REIT PLC	820,021
232,512	Warehouse REIT PLC	334,794
71,699	Workspace Group PLC	577,837

		4,592,935

	United States — 55.1%
15,200	Alexandria Real Estate Equities, Inc.	2,698,760
99,500	Americold Realty Trust	4,014,825
24,700	Boston Properties, Inc.	2,200,523
272,800	Brixmor Property Group, Inc.	3,139,928
21,179	EastGroup Properties, Inc.	2,809,606
5,700	Equinix, Inc.	4,477,236
20,200	Essex Property Trust, Inc.	4,458,948
23,600	Extra Space Storage, Inc.	2,438,824
81,100	Independence Realty Trust, Inc.	932,650
115,100	Invitation Homes, Inc.	3,432,282
52,300	ProLogis, Inc.	5,513,466
2,800	SBA Communications Corp.	872,312
21,900	Sun Communities, Inc.	3,283,467
228,600	Sunstone Hotel Investors, Inc.	1,709,928
205,200	VEREIT, Inc.	1,335,852
234,500	VICI Properties, Inc.	5,090,995
98,200	Welltower, Inc.	5,259,592

		53,669,194

	Total Common Stocks (Identified Cost $91,394,091)	94,269,897

13 |	See accompanying notes to financial statements.

Portfolio of Investments – as of July 31, 2020 (Unaudited)

AEW Global Focused Real Estate Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 2.5%
$2,477,164	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2020 at 0.000% to be repurchased at $2,477,164 on 8/03/2020 collateralized by $2,402,700 U.S. Treasury Note, 1.375% due 1/31/2025 valued at $2,526,778 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $2,477,164)	$2,477,164

	Total Investments — 99.3% (Identified Cost $93,871,255)	96,747,061
	Other Assets Less Liabilities — 0.7%	655,701

	Net Assets — 100.0%	$97,402,762

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

REITs	Real Estate Investment Trusts

Industry Summary at July 31, 2020 (Unaudited)

REITs — Warehouse/Industrials	19.7%
REITs — Diversified	18.8
Real Estate Management & Development	15.9
REITs — Apartments	14.2
REITs — Office Property	9.0
REITs — Health Care	5.4
REITs —Shopping Centers	5.2
REITs — Manufactured Homes	3.4
REITs — Storage	2.5
REITs — Hotels	2.2
IT Services	0.5
Short-Term Investments	2.5

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

See accompanying notes to financial statements.	| 14

Portfolio of Investments – as of July 31, 2020 (Unaudited)

AEW Global Focused Real Estate Fund – (continued)

Currency Exposure Summary at July 31, 2020 (Unaudited)

United States Dollar	57.6%
Japanese Yen	10.8
Euro	10.6
Hong Kong Dollar	5.3
British Pound	4.7
Singapore Dollar	3.5
Australian Dollar	3.1
Canadian Dollar	2.2
Swedish Krona	1.5

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

15 |	See accompanying notes to financial statements.

Statement of Assets and Liabilities

July 31, 2020 (Unaudited)

ASSETS
Investments at cost	$93,871,255
Net unrealized appreciation	2,875,806

Investments at value	96,747,061
Foreign currency at value (identified cost $33,370)	33,369
Receivable for Fund shares sold	754,541
Receivable for securities sold	314,040
Dividends receivable	129,223
Tax reclaims receivable	12,448
Prepaid expenses (Note 7)	16

TOTAL ASSETS	97,990,698

LIABILITIES
Payable for securities purchased	298,170
Payable for Fund shares redeemed	10,957
Management fees payable (Note 5)	31,869
Deferred Trustees’ fees (Note 5)	138,042
Administrative fees payable (Note 5)	3,375
Payable to distributor (Note 5d)	948
Other accounts payable and accrued expenses	104,575

TOTAL LIABILITIES	587,936

NET ASSETS	$97,402,762

NET ASSETS CONSIST OF:
Paid-in capital	$102,523,558
Accumulated loss	(5,120,796)

NET ASSETS	$97,402,762

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$24,849,601

Shares of beneficial interest	2,114,397

Net asset value and redemption price per share	$11.75

Offering price per share (100/94.25 of net asset value) (Note 1)	$12.47

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$825,124

Shares of beneficial interest	69,832

Net asset value and offering price per share	$11.82

Class N shares:
Net assets	$2,763,677

Shares of beneficial interest	258,182

Net asset value, offering and redemption price per share	$10.70

Class Y shares:
Net assets	$68,964,360

Shares of beneficial interest	6,458,311

Net asset value, offering and redemption price per share	$10.68

See accompanying notes to financial statements.	| 16

Statement of Operations

For the Six Months Ended July 31, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$1,451,541
Interest	2,200
Less net foreign taxes withheld	(42,638)

1,411,103

Expenses
Management fees (Note 5)	361,139
Service and distribution fees (Note 5)	36,884
Administrative fees (Note 5)	21,448
Trustees’ fees and expenses (Note 5)	10,557
Transfer agent fees and expenses (Notes 5 and 6)	76,305
Audit and tax services fees	32,785
Custodian fees and expenses	36,005
Legal fees (Note 7)	2,025
Registration fees	31,508
Shareholder reporting expenses	31,366
Miscellaneous expenses (Note 7)	18,024

Total expenses	658,046
Less waiver and/or expense reimbursement (Note 5)	(188,467)

Net expenses	469,579

Net investment income	941,524

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on:
Investments	(6,777,142)
Foreign currency transactions (Note 2c)	(18,401)
Capital gain distributions received (Note 2)	75,923
Net change in unrealized appreciation (depreciation) on:
Investments	(12,052,852)
Foreign currency translations (Note 2c)	4,707

Net realized and unrealized loss on investments and foreign currency transactions	(18,767,765)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,826,241)

17 |	See accompanying notes to financial statements.

Statement of Changes in Net Assets

	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020
FROM OPERATIONS:
Net investment income	$941,524	$2,008,493
Net realized gain (loss) on investments and foreign currency transactions	(6,719,620)	15,972,386
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(12,048,145)	(2,415,583)

Net increase (decrease) in net assets resulting from operations	(17,826,241)	15,565,296

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(525,125)	(5,054,377)
Class C	(18,231)	(203,308)
Class N	(60,360)	(1,522,448)
Class Y	(1,549,738)	(12,551,418)

Total distributions	(2,153,454)	(19,331,551)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(12,124,199)	12,496,453

Net increase (decrease) in net assets	(32,103,894)	8,730,198
NET ASSETS
Beginning of the period	129,506,656	120,776,458

End of the period	$97,402,762	$129,506,656

See accompanying notes to financial statements.	| 18

Financial Highlights

For a share outstanding throughout each period.

	Class A
	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31, 2020		Year Ended January 31, 2019	Year Ended January 31, 2018		Year Ended January 31, 2017	Year Ended January 31, 2016
Net asset value, beginning of the period	$14.23		$14.62		$14.49	$15.84		$15.93	$18.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.22		0.25	0.24		0.18	0.22
Net realized and unrealized gain (loss)	(2.34)		1.61		1.07	(0.14)		1.33	(1.33)

Total from Investment Operations	(2.24)		1.83		1.32	0.10		1.51	(1.11)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.39)		(0.23)	(0.22)		(0.22)	(0.18)
Net realized capital gains	(0.18)		(1.83)		(0.96)	(1.23)		(1.38)	(1.29)

Total Distributions	(0.24)		(2.22)		(1.19)	(1.45)		(1.60)	(1.47)

Net asset value, end of the period	$11.75		$14.23		$14.62	$14.49		$15.84	$15.93

Total return(b)(c)	(15.42	)%(d)	13.18%		9.95%	0.49%		9.51%	(6.21)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$24,850		$33,864		$38,826	$41,189		$58,312	$56,344
Net expenses(e)	1.15	%(f)	1.18	%(g)	1.25%	1.29	%(h)	1.35%	1.36	%(i)
Gross expenses	1.54	%(f)	1.50%		1.45%	1.43%		1.38%	1.38%
Net investment income	1.80	%(f)	1.46%		1.75%	1.49%		1.06%	1.31%
Portfolio turnover rate	73	%(j)	107	%(j)	20%	11%		13%	17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective June 1, 2019, the expense limit decreased from 1.25% to 1.15%.
(h)	Effective July 1, 2017, the expense limit decreased from 1.35% to 1.25%.
(i)	Effective May 1, 2015, the expense limit decreased from 1.40% to 1.35%.
(j)

The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. Portfolio turnover is expected to remain higher as a result of the strategy change. In addition, during the period ended July 31, 2020, portfolio turnover is higher due to increased market volatility.

19 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31, 2020		Year Ended January 31, 2019	Year Ended January 31, 2018		Year Ended January 31, 2017	Year Ended January 31, 2016
Net asset value, beginning of the period	$14.32		$14.70		$14.54	$15.87		$15.95	$18.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.11		0.14	0.11		0.06	0.09
Net realized and unrealized gain (loss)	(2.36)		1.61		1.06	(0.12)		1.33	(1.33)

Total from Investment Operations	(2.30)		1.72		1.20	(0.01)		1.39	(1.24)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		(0.27)		(0.08)	(0.09)		(0.09)	(0.07)
Net realized capital gains	(0.18)		(1.83)		(0.96)	(1.23)		(1.38)	(1.29)

Total Distributions	(0.20)		(2.10)		(1.04)	(1.32)		(1.47)	(1.36)

Net asset value, end of the period	$11.82		$14.32		$14.70	$14.54		$15.87	$15.95

Total return(b)(c)	(15.74	)%(d)	12.35%		9.03%	(0.21)%		8.67%	(6.87)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$825		$1,391		$1,946	$4,472		$7,307	$7,869
Net expenses(e)	1.90	%(f)	1.93	%(g)	2.00%	2.05	%(h)	2.10%	2.11	%(i)
Gross expenses	2.29	%(f)	2.25%		2.20%	2.18%		2.13%	2.13%
Net investment income	1.01	%(f)	0.71%		0.98%	0.71%		0.34%	0.55%
Portfolio turnover rate	73	%(j)	107	%(j)	20%	11%		13%	17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective June 1, 2019, the expense limit decreased from 2.00% to 1.90%.
(h)	Effective July 1, 2017, the expense limit decreased from 2.10% to 2.00%.
(i)	Effective May 1, 2015, the expense limit decreased from 2.15% to 2.10%.
(j)

The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. Portfolio turnover is expected to remain higher as a result of the strategy change. In addition, during the period ended July 31, 2020, portfolio turnover is higher due to increased market volatility.

See accompanying notes to financial statements.	| 20

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class N
	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31, 2020		Year Ended January 31, 2019		Year Ended January 31, 2018		Year Ended January 31, 2017	Year Ended January 31, 2016
Net asset value, beginning of the period	$13.00		$13.54		$13.52		$14.87		$15.05	$17.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.10		0.24		0.27		0.26		0.22	(0.17	)(b)
Net realized and unrealized gain (loss)	(2.14)		1.48		0.98		(0.11)		1.27	(0.81)

Total from Investment Operations	(2.04)		1.72		1.25		0.15		1.49	(0.98)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.43)		(0.27)		(0.27)		(0.29)	(0.25)
Net realized capital gains	(0.18)		(1.83)		(0.96)		(1.23)		(1.38)	(1.29)

Total Distributions	(0.26)		(2.26)		(1.23)		(1.50)		(1.67)	(1.54)

Net asset value, end of the period	$10.70		$13.00		$13.54		$13.52		$14.87	$15.05

Total return	(15.33	)%(c)(d)	13.49	%(c)	10.22	%(c)	0.88	%(c)	9.91%	(5.79	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,764		$10,319		$6,830		$6,865		$6,108	$4,513
Net expenses	0.85	%(e)(f)	0.88	%(e)(g)	0.95	%(e)	0.97	%(e)(h)	0.97%	0.94	%(e)(i)
Gross expenses	1.17	%(f)	1.09%		1.00%		1.01%		0.97%	1.01%
Net investment income (loss)	1.73	%(f)	1.69%		2.07%		1.79%		1.38%	(1.14	)%(b)
Portfolio turnover rate	73	%(j)	107	%(j)	20%		11%		13%	17%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

The net investment loss does not correspond with aggregate net investment income earned by the Fund due to the timing of income earned and expenses accrued in relation to changes in net assets of the Fund during the period.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective June 1, 2019, the expense limit decreased from 0.95% to 0.85%.
(h)	Effective July 1, 2017, the expense limit decreased from 1.05% to 0.95%.
(i)	Effective May 1, 2015, the expense limit decreased from 1.10% to 1.05%.
(j)

The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. Portfolio turnover is expected to remain higher as a result of the strategy change. In addition, during the period ended July 31, 2020, portfolio turnover is higher due to increased market volatility.

21 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31, 2020		Year Ended January 31, 2019	Year Ended January 31, 2018		Year Ended January 31, 2017	Year Ended January 31, 2016
Net asset value, beginning of the period	$12.96		$13.50		$13.48	$14.84		$15.01	$17.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.24		0.27	0.25		0.21	0.25
Net realized and unrealized gain (loss)	(2.14)		1.47		0.98	(0.12)		1.27	(1.27)

Total from Investment Operations	(2.03)		1.71		1.25	0.13		1.48	(1.02)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.42)		(0.27)	(0.26)		(0.27)	(0.22)
Net realized capital gains	(0.18)		(1.83)		(0.96)	(1.23)		(1.38)	(1.29)

Total Distributions	(0.25)		(2.25)		(1.23)	(1.49)		(1.65)	(1.51)

Net asset value, end of the period	$10.68		$12.96		$13.50	$13.48		$14.84	$15.01

Total return(b)	(15.24	)%(c)	13.48%		10.19%	0.73%		9.78%	(5.95)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$68,964		$83,933		$73,173	$88,954		$126,203	$140,022
Net expenses(d)	0.90	%(e)	0.93	%(f)	1.00%	1.04	%(g)	1.10%	1.11	%(h)
Gross expenses	1.30	%(e)	1.25%		1.20%	1.18%		1.13%	1.13%
Net investment income	2.04	%(e)	1.72%		2.00%	1.71%		1.30%	1.55%
Portfolio turnover rate	73	%(i)	107	%(i)	20%	11%		13%	17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective June 1, 2019, the expense limit decreased from 1.00% to 0.90%.
(g)	Effective July 1, 2017, the expense limit decreased from 1.10% to 1.00%.
(h)	Effective May 1, 2015, the expense limit decreased from 1.15% to 1.10%.
(i)

The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. Portfolio turnover is expected to remain higher as a result of the strategy change. In addition, during the period ended July 31, 2020, portfolio turnover is higher due to increased market volatility.

See accompanying notes to financial statements.	| 22

Notes to Financial Statements

July 31, 2020 (Unaudited)

1.  Organization.  Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in this report pertains to AEW Global Focused Real Estate Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Class A, Class C, Class N and Class Y shares.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to

23 |

Notes to Financial Statements (continued)

July 31, 2020 (Unaudited)

period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may,

| 24

Notes to Financial Statements (continued)

July 31, 2020 (Unaudited)

among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of July 31, 2020, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$ 37,494,994	38.5%

1

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on the trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates for the period from February 1 through July 31, 2020 are included in the Statement of Operations. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S.

25 |

Notes to Financial Statements (continued)

July 31, 2020 (Unaudited)

dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of July 31, 2020 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the

| 26

Notes to Financial Statements (continued)

July 31, 2020 (Unaudited)

Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital distributions received. Permanent book and tax basis differences relating to foreign currency gains and losses, distribution re-designations, passive foreign investment company adjustments and return of capital and capital gain distributions received will result in reclassifications to the capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, passive foreign investment company adjustments and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended January 31, 2020 was as follows:

2020 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$5,390,847	$13,940,704	$19,331,551

27 |

Notes to Financial Statements (continued)

July 31, 2020 (Unaudited)

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statement of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of July 31, 2020, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

Federal tax cost	$93,871,255

Gross tax appreciation	$9,002,806
Gross tax depreciation	(6,127,000)

Net tax appreciation	$2,875,806

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.

f.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of July 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned

| 28

Notes to Financial Statements (continued)

July 31, 2020 (Unaudited)

securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended July 31, 2020, the Fund did not loan securities under this agreement.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

29 |

Notes to Financial Statements (continued)

July 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2020, at value:

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,030,618	$—	$3,030,618
Belgium	—	165,236	—	165,236
France	—	1,794,155	—	1,794,155
Germany	589,662	6,506,820	—	7,096,482
Hong Kong	—	5,201,593	—	5,201,593
Japan	—	10,553,005	—	10,553,005
Netherlands	—	558,399	—	558,399
Singapore	—	3,391,739	—	3,391,739
Spain	—	583,803	—	583,803
Sweden	—	1,451,485	—	1,451,485
United Kingdom	334,794	4,258,141	—	4,592,935
All Other Common Stocks(a)	55,850,447	—	—	55,850,447

Total Common Stocks	$56,774,903	$37,494,994	$—	$94,269,897

Short-Term Investments	—	2,477,164	—	2,477,164

Total	$56,774,903	$39,972,158	$—	$96,747,061

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

4.  Purchases and Sales of Securities.  For the six months ended July 31, 2020, purchases and sales of securities (excluding short-term investments) were $70,064,259 and $82,177,465 respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. AEW is a wholly-owned subsidiary of Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until May 31, 2021, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an

| 30

Notes to Financial Statements (continued)

July 31, 2020 (Unaudited)

annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

For the six months ended July 31, 2020, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.15%	1.90%	0.85%	0.90%

AEW shall be permitted to recover expenses borne under the expense limitation agreement (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended July 31, 2020, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$361,139	$187,746	$173,393	0.75%	0.36%

[1]	Management fee waiver is subject to possible recovery until January 31, 2022.

No expenses were recovered during the six months ended July 31, 2020 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

31 |

Notes to Financial Statements (continued)

July 31, 2020 (Unaudited)

Under the Class C Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, the Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended July 31, 2020, the service and distribution fees for the Fund were as follows:

Service Fees		Distribution Fees
Class A	Class C	Class C
$31,996	$1,222	$3,666

c.  Administrative Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended July 31, 2020, the administrative fees were as follows:

Administrative Fees
$21,448

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to

| 32

Notes to Financial Statements (continued)

July 31, 2020 (Unaudited)

these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended July 31, 2020, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $58,486.

As of July 31, 2020, the Fund owes Natixis Distribution $948 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended July 31, 2020 amounted to $886.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the

33 |

Notes to Financial Statements (continued)

July 31, 2020 (Unaudited)

provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.

g.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through May 31, 2021 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended July 31, 2020, Natixis Advisors reimbursed the Fund $721 for transfer agency expenses related to Class N shares.

6.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended July 31, 2020, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$20,819	$792	$721	$53,973

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an

| 34

Notes to Financial Statements (continued)

July 31, 2020 (Unaudited)

arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statement of Operations. The unamortized balance is reflected as prepaid expenses on the Statement of Assets and Liabilities.

For the six months ended July 31, 2020, the Fund had no borrowings under this agreement.

8.  Risk.  The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

The Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Global markets have experienced periods of high volatility triggered by the rapidly evolving public health emergency known as coronavirus (“COVID-19”). As the situation continues to unfold, the extent and duration of the impact that the COVID-19 outbreak may have on financial markets and the economy as a whole remains highly uncertain. If the effects of the COVID-19 outbreak on financial markets and the economy continue for an extended period of time, the Fund’s future financial and investment results may be adversely affected.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of July 31, 2020, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of 5% Account Holders	Percentage of Ownership
2	29.36%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment

35 |

Notes to Financial Statements (continued)

July 31, 2020 (Unaudited)

models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	109,296	$1,297,857	319,793	$4,789,208
Issued in connection with the reinvestment of distributions	50,019	498,509	331,314	4,591,537
Redeemed	(424,729)	(5,172,007)	(927,512)	(13,834,719)

Net change	(265,414)	$(3,375,641)	(276,405)	$(4,453,974)

Class C
Issued from the sale of shares	6,000	$71,820	22,418	$338,924
Issued in connection with the reinvestment of distributions	1,407	13,944	11,152	155,279
Redeemed	(34,739)	(389,897)	(68,812)	(1,043,756)

Net change	(27,332)	$(304,133)	(35,242)	$(549,553)

Class N
Issued from the sale of shares	72,186	$750,871	327,855	$4,634,832
Issued in connection with the reinvestment of distributions	6,438	58,722	120,236	1,520,839
Redeemed	(613,918)	(7,889,461)	(159,161)	(2,194,099)

Net change	(535,294)	$(7,079,868)	288,930	$3,961,572

Class Y
Issued from the sale of shares	1,691,204	$16,992,906	2,660,649	$37,412,704
Issued in connection with the reinvestment of distributions	166,108	1,509,180	958,247	12,105,884
Redeemed	(1,872,931)	(19,866,643)	(2,563,936)	(35,980,180)

Net change	(15,619)	$(1,364,557)	1,054,960	$13,538,408

Increase (decrease) from capital share transactions	(843,659)	$(12,124,199)	1,032,243	$12,496,453

| 36

Semiannual Report

July 31, 2020

Natixis Sustainable Future 2015 Fund®

Natixis Sustainable Future 2020 Fund®

Natixis Sustainable Future 2025 Fund®

Natixis Sustainable Future 2030 Fund®

Natixis Sustainable Future 2035 Fund®

Natixis Sustainable Future 2040 Fund®

Natixis Sustainable Future 2045 Fund®

Natixis Sustainable Future 2050 Fund®

Natixis Sustainable Future 2055 Fund®

Natixis Sustainable Future 2060 Fund®

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

NATIXIS SUSTAINABLE FUTURE FUNDS®

Managers	Symbols

Natixis Advisors, L.P.*

AIA U.S. Large Cap Value ESG Segment

AIA U.S. Small/Mid Cap ESG Segment

AIA International Developed Markets Equity ESG Segment

AIA Emerging Markets ESG Segment

Active Index Advisors®, a division of Natixis Advisors, L.P.

Harris Associates Large Cap Value Segment

Harris Associates L.P.**

Loomis Sayles All Cap Growth Segment

Loomis Sayles Core Fixed Income Segment

Loomis Sayles Inflation Protected Securities Fund***

Loomis Sayles Limited Term Government and Agency Fund***

Loomis, Sayles & Company, L.P.**

Mirova Global Sustainable Equity Segment

Mirova Carbon Neutral U.S. Equity Segment

Mirova Global Green Bond Fund***

Mirova International Sustainable Equity Fund***

Mirova US LLC**

Portfolio Allocations

Wilshire Associates Incorporated**

2015 Fund    Class N    NSFBX

2020 Fund    Class N    NSFDX

2025 Fund    Class N    NSFEX

2030 Fund    Class N    NSFFX

2035 Fund    Class N    NSFGX

2040 Fund    Class N    NSFHX

2045 Fund    Class N    NSFJX

2050 Fund    Class N    NSFKX

2055 Fund    Class N    NSFLX

2060 Fund    Class N    NSFMX

*	Natixis Advisors, L.P. is responsible for determining each Fund’s available underlying funds and separately managed segments and supervising the activities of each Fund’s subadvisers.

**	Subadviser

***	Affiliated mutual fund

Investment Goal

Each Fund seeks the highest total return consistent with its current asset allocation.

NATIXIS SUSTAINABLE FUTURE 2015 FUND

Average Annual Returns — July 31, 20202

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	4.23%	9.45%	8.09%	3.97%	0.55%

Comparative Performance
S&P Target Date 2015® Index[1]	2.24	7.29	6.35

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 4.

1  |

NATIXIS SUSTAINABLE FUTURE 2020 FUND

Average Annual Returns — July 31, 20202

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	3.82%	9.45%	8.53%	3.95%	0.55%

Comparative Performance
S&P Target Date 2020® Index[1]	1.74	6.97	6.57

NATIXIS SUSTAINABLE FUTURE 2025 FUND

Average Annual Returns — July 31, 20202

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	3.21%	9.04%	8.73%	4.43%	0.56%

Comparative Performance
S&P Target Date 2025® Index[1]	1.10	6.65	6.88

NATIXIS SUSTAINABLE FUTURE 2030 FUND

Average Annual Returns — July 31, 20202

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	2.67%	8.41%	9.20%	4.60%	0.57%

Comparative Performance
S&P Target Date 2030® Index[1]	0.37	6.21	7.12

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 4.

|  2

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2035 FUND

Average Annual Returns — July 31, 20202

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	1.62%	8.23%	9.51%	4.16%	0.58%

Comparative Performance
S&P Target Date 2035® Index[1]	-0.36	5.75	7.30

NATIXIS SUSTAINABLE FUTURE 2040 FUND

Average Annual Returns — July 31, 20202

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	1.94%	8.48%	9.86%	4.67%	0.59%

Comparative Performance
S&P Target Date 2040® Index[1]	-0.86	5.40	7.43

NATIXIS SUSTAINABLE FUTURE 2045 FUND

Average Annual Returns — July 31, 20202

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	1.42%	8.30%	10.06%	5.33%	0.59%

Comparative Performance
S&P Target Date 2045® Index[1]	-1.20	5.17	7.47

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 4.

3  |

NATIXIS SUSTAINABLE FUTURE 2050 FUND

Average Annual Returns — July 31, 20202

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	1.58%[4]	8.38%	10.12%	5.45%	0.60%

Comparative Performance
S&P Target Date 2050® Index[1]	-1.34	5.05	7.53

NATIXIS SUSTAINABLE FUTURE 2055 FUND

Average Annual Returns — July 31, 20202

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	0.94%	7.92%	10.05%	5.83%	0.60%

Comparative Performance
S&P Target Date 2055® Index[1]	-1.49	4.94	7.54

NATIXIS SUSTAINABLE FUTURE 2060 FUND

Average Annual Returns — July 31, 20202

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	1.02%	8.02%	10.11%	6.23%	0.60%

Comparative Performance
S&P Target Date 2060+® Index[1]	-1.39	5.11	7.74

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

The S&P Target Date® Index Series consists of multi-asset class indices, each corresponding to a specific target retirement date. The asset allocation for each index is determined through an annual survey of target date fund groups with a minimum asset threshold of $100 million. The various asset class exposures of the Indices may include equities, fixed income, REITs, and commodities depending on the allocations reported in the survey. Index returns are calculated daily.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report and include the expenses of the underlying funds in which the Fund invests. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 5/31/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

[4]

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns reflected above are different from the total returns reported in the financial highlights. The returns presented in the table above are what an investor would have actually experienced.

|  4

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov.

5  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from February 1, 2020 through July 31, 2020. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS SUSTAINABLE FUTURE 2015 FUND	BEGINNING ACCOUNT VALUE 2/1/2020	ENDING ACCOUNT VALUE 7/31/2020	EXPENSES PAID DURING PERIOD* 2/1/2020 – 7/31/2020
Class N
Actual	$1,000.00	$1,042.30	$1.52
Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$1.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.30%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2020 FUND	BEGINNING ACCOUNT VALUE 2/1/2020	ENDING ACCOUNT VALUE 7/31/2020	EXPENSES PAID DURING PERIOD* 2/1/2020 – 7/31/2020
Class N
Actual	$1,000.00	$1,038.20	$1.67
Hypothetical (5% return before expenses)	$1,000.00	$1,023.22	$1.66

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.33%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2025 FUND	BEGINNING ACCOUNT VALUE 2/1/2020	ENDING ACCOUNT VALUE 7/31/2020	EXPENSES PAID DURING PERIOD* 2/1/2020 – 7/31/2020
Class N
Actual	$1,000.00	$1,032.10	$1.67
Hypothetical (5% return before expenses)	$1,000.00	$1,023.22	$1.66

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.33%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

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NATIXIS SUSTAINABLE FUTURE 2030 FUND	BEGINNING ACCOUNT VALUE 2/1/2020	ENDING ACCOUNT VALUE 7/31/2020	EXPENSES PAID DURING PERIOD* 2/1/2020 – 7/31/2020
Class N
Actual	$1,000.00	$1,026.70	$1.71
Hypothetical (5% return before expenses)	$1,000.00	$1,023.17	$1.71

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.34%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2035 FUND	BEGINNING ACCOUNT VALUE 2/1/2020	ENDING ACCOUNT VALUE 7/31/2020	EXPENSES PAID DURING PERIOD* 2/1/2020 – 7/31/2020
Class N
Actual	$1,000.00	$1,016.20	$1.85
Hypothetical (5% return before expenses)	$1,000.00	$1,023.02	$1.86

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.37%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2040 FUND	BEGINNING ACCOUNT VALUE 2/1/2020	ENDING ACCOUNT VALUE 7/31/2020	EXPENSES PAID DURING PERIOD* 2/1/2020 – 7/31/2020
Class N
Actual	$1,000.00	$1,019.40	$1.86
Hypothetical (5% return before expenses)	$1,000.00	$1,023.02	$1.86

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.37%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2045 FUND	BEGINNING ACCOUNT VALUE 2/1/2020	ENDING ACCOUNT VALUE 7/31/2020	EXPENSES PAID DURING PERIOD* 2/1/2020 – 7/31/2020
Class N
Actual	$1,000.00	$1,014.20	$1.85
Hypothetical (5% return before expenses)	$1,000.00	$1,023.02	$1.86

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.37%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2050 FUND	BEGINNING ACCOUNT VALUE 2/1/2020	ENDING ACCOUNT VALUE 7/31/2020	EXPENSES PAID DURING PERIOD* 2/1/2020 – 7/31/2020**
Class N
Actual	$1,000.00	$1,014.80	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.92	$1.96

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.39%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

**

Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only. Amounts expressed in the table include the effect of such adjustments.

7  |

NATIXIS SUSTAINABLE FUTURE 2055 FUND	BEGINNING ACCOUNT VALUE 2/1/2020	ENDING ACCOUNT VALUE 7/31/2020	EXPENSES PAID DURING PERIOD* 2/1/2020 – 7/31/2020
Class N
Actual	$1,000.00	$1,009.40	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.01

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.40%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2060 FUND	BEGINNING ACCOUNT VALUE 2/1/2020	ENDING ACCOUNT VALUE 7/31/2020	EXPENSES PAID DURING PERIOD* 2/1/2020 – 7/31/2020
Class N
Actual	$1,000.00	$1,010.20	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.92	$1.96

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.39%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser and sub-advisers (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) Fund’s investment objective and strategies and the size, education and experience of each Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings. These updates have increased in frequency during the COVID-19 crisis.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2020. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds, and the resources dedicated to the Funds by the Advisers and the Advisers’ affiliates. The Trustees considered that, effective April 30, 2019, Harris Associates L.P. and Loomis, Sayles & Company, L.P. were added as sub-advisers for the Funds, thereby adding additional strategies to the management of the Funds’ portfolios.

The Trustees considered not only the advisory and sub-advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements. They also considered Wilshire’s specialized expertise in creating “glide paths” and providing investment allocation services.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

9  |

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2019, each Fund’s one-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Natixis Sustainable Future 2015 Fund	23%	N/A	N/A
Natixis Sustainable Future 2020 Fund	18%	N/A	N/A
Natixis Sustainable Future 2025 Fund	32%	N/A	N/A
Natixis Sustainable Future 2030 Fund	43%	N/A	N/A
Natixis Sustainable Future 2035 Fund	25%	N/A	N/A
Natixis Sustainable Future 2040 Fund	53%	N/A	N/A
Natixis Sustainable Future 2045 Fund	38%	N/A	N/A
Natixis Sustainable Future 2050 Fund	58%	N/A	N/A
Natixis Sustainable Future 2055 Fund	38%	N/A	N/A
Natixis Sustainable Future 2060 Fund	38%	N/A	N/A

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Advisers that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent performance has been stronger relative to its category; and (3) that the Fund is relatively new and therefore has a limited performance history. The Board also considered information about the Funds’ more recent performance, including how that performance had been impacted by the COVID-19 crisis.

The Trustees also considered the Advisers’ performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with each Fund. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third-party) of the Funds’ advisory and sub-advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity, and quality of the investment management of each Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Funds grow in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that each Fund has an expense limitation in place, and they considered the amounts waived or reimbursed by Natixis Advisors for each Fund under their respective expense limitation agreements.

The Trustees noted that each Fund had an advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered that the advisory fee structure and underlying constituents of each Fund is unique in that the advisory fee paid by each Fund varies based on its asset size and its allocations to the sub-advisers. They also noted that each Fund’s portfolio consists of

|  10

underlying investments in both affiliated funds and separately managed segments, with the asset allocation and glide path decisions made by an unaffiliated sub-adviser (i.e., Wilshire). The Trustees considered that a comparison to the peer group is challenging as the majority of target-date peers utilize an affiliated fund-of-fund structure, charging little to no advisory fee at the target-date level.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory and sub-advisory fees and expenses charged to each Fund were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationship with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that each of the Funds was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. They also considered that because of their relatively small size, the Funds did not have significant economies of scale.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events, including but not limited to the COVID-19 crisis, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the each of existing Agreements should be continued through June 30, 2021.

11  |

LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on December 1, 2018 and ending December 31, 2019 (including updates through July 31, 2020)

Effective December 1, 2018, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser or sub-adviser of the Fund.

In accordance with the Program, each of the Funds’ portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). None of the Funds has established an HLIM.

During the period from December 1, 2018 to December 31, 2019, there were no material changes to the Program and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations during the period.

During the period January 1, 2020 through July 31, 2020, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board has been implemented effectively. The Program Administrator has also monitored, assessed and managed each Fund’s liquidity risk regularly and has determined that the Program is operating effectively.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Program, assessed its adequacy and effectiveness and described any material changes made to the Program.

|  12

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)
Common Stocks — 30.8% of Net Assets
	Aerospace & Defense — 0.4%
21	Axon Enterprise, Inc.(a)	$1,746
95	Boeing Co. (The)	15,010
37	General Dynamics Corp.	5,429
29	Moog, Inc., Class A	1,558
46	Raytheon Technologies Corp.	2,607

		26,350

	Air Freight & Logistics — 0.3%
216	Expeditors International of Washington, Inc.	18,254
36	United Parcel Service, Inc., Class B	5,140

		23,394

	Airlines — 0.0%
11	Delta Air Lines, Inc.	275
151	Hawaiian Holdings, Inc.	1,795

		2,070

	Auto Components — 0.1%
103	Aptiv PLC	8,009
12	BorgWarner, Inc.	439
28	Visteon Corp.(a)	2,033

		10,481

	Automobiles — 0.2%
386	General Motors Co.	9,607
27	Thor Industries, Inc.	3,078

		12,685

	Banks — 1.4%
80	Ameris Bancorp	1,846
136	BancorpSouth Bank	2,847
706	Bank of America Corp.	17,565
310	Cadence BanCorp	2,421
342	Citigroup, Inc.	17,103
178	Citizens Financial Group, Inc.	4,416
104	Columbia Banking System, Inc.	3,009
7	Comerica, Inc.	270
66	Cullen/Frost Bankers, Inc.	4,756
250	Fulton Financial Corp.	2,425
203	Huntington Bancshares, Inc.	1,882
121	International Bancshares Corp.	3,681
323	KeyCorp	3,879
18	M&T Bank Corp.	1,907
459	People’s United Financial, Inc.	4,953
66	PNC Financial Services Group, Inc. (The)	7,040
140	Regions Financial Corp.	1,520
110	TCF Financial Corp.	3,024
115	Truist Financial Corp.	4,308
188	Trustmark Corp.	4,234
300	Wells Fargo & Co.	7,278
53	Wintrust Financial Corp.	2,268
96	Zions Bancorp N.A.	3,117

		105,749

	Beverages — 0.8%
169	Coca-Cola Co. (The)	7,983
79	Constellation Brands, Inc., Class A	14,078
339	Monster Beverage Corp.(a)	26,605
52	PepsiCo, Inc.	7,158

		55,824

	Biotechnology — 0.9%
59	AbbVie, Inc.	5,600
36	Amgen, Inc.	8,808
11	Biogen, Inc.(a)	3,022
	Biotechnology — continued
88	BioMarin Pharmaceutical, Inc.(a)	10,543
94	Gilead Sciences, Inc.	6,536
19	Ligand Pharmaceuticals, Inc.(a)	2,226
46	Regeneron Pharmaceuticals, Inc.(a)	29,075
8	Vertex Pharmaceuticals, Inc.(a)	2,176

		67,986

	Building Products — 0.2%
135	Johnson Controls International PLC	5,195
19	Lennox International, Inc.	5,095
58	Owens Corning	3,507

		13,797

	Capital Markets — 2.1%
11	Ameriprise Financial, Inc.	1,690
397	Bank of New York Mellon Corp. (The)	14,232
13	BlackRock, Inc.	7,475
424	Charles Schwab Corp. (The)	14,056
21	CME Group, Inc.	3,490
48	FactSet Research Systems, Inc.	16,622
62	Franklin Resources, Inc.	1,305
51	Goldman Sachs Group, Inc. (The)	10,096
44	Intercontinental Exchange, Inc.	4,258
13	Invesco Ltd.	131
102	Janus Henderson Group PLC	2,131
103	Legg Mason, Inc.	5,149
56	Moody’s Corp.	15,753
32	MSCI, Inc.	12,031
49	Northern Trust Corp.	3,839
44	S&P Global, Inc.	15,411
185	SEI Investments Co.	9,681
249	State Street Corp.	15,884
5	T. Rowe Price Group, Inc.	690

		153,924

	Chemicals — 0.4%
26	DuPont de Nemours, Inc.	1,391
42	Ecolab, Inc.	7,857
56	HB Fuller Co.	2,539
37	Innospec, Inc.	2,781
41	Linde PLC	10,050
47	Minerals Technologies, Inc.	2,203
25	Stepan Co.	2,730

		29,551

	Commercial Services & Supplies — 0.1%
50	Healthcare Services Group, Inc.	1,310
27	MSA Safety, Inc.	3,200
39	Tetra Tech, Inc.	3,457

		7,967

	Communications Equipment — 0.4%
64	Ciena Corp.(a)	3,809
414	Cisco Systems, Inc.	19,499
7	F5 Networks, Inc.(a)	951
36	InterDigital, Inc.	2,161
36	Lumentum Holdings, Inc.(a)	3,342
15	Motorola Solutions, Inc.	2,097

		31,859

	Construction & Engineering — 0.1%
122	AECOM(a)	4,415
157	Fluor Corp.	1,600

		6,015

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Consumer Finance — 0.6%
732	Ally Financial, Inc.	$14,713
127	American Express Co.	11,852
241	Capital One Financial Corp.	15,376

		41,941

	Containers & Packaging — 0.1%
41	Ball Corp.	3,019
35	International Paper Co.	1,218
199	O-I Glass, Inc.	2,077

		6,314

	Distributors — 0.1%
33	Genuine Parts Co.	2,975
18	POOL CORP.	5,701

		8,676

	Diversified Consumer Services — 0.1%
80	Service Corp. International	3,469

	Diversified Telecommunication Services — 0.1%
146	AT&T, Inc.	4,319
79	Verizon Communications, Inc.	4,541

		8,860

	Electric Utilities — 0.3%
104	American Electric Power Co., Inc.	9,035
16	Edison International	891
27	Eversource Energy	2,432
17	FirstEnergy Corp.	493
35	IDACORP, Inc.	3,264
31	NextEra Energy, Inc.	8,702
30	PPL Corp.	798

		25,615

	Electrical Equipment — 0.3%
13	Acuity Brands, Inc.	1,288
20	Eaton Corp. PLC	1,863
24	Hubbell, Inc.	3,239
216	Sunrun, Inc.(a)	7,925
288	Vivint Solar, Inc.(a)	5,858

		20,173

	Electronic Equipment, Instruments & Components — 0.4%
71	Avnet, Inc.	1,897
69	Cognex Corp.	4,614
16	Coherent, Inc.(a)	2,221
34	Corning, Inc.	1,054
51	Itron, Inc.(a)	3,548
13	Littelfuse, Inc.	2,309
13	Rogers Corp.(a)	1,549
96	TE Connectivity Ltd.	8,551
82	Trimble, Inc.(a)	3,650
129	Vishay Intertechnology, Inc.	2,024

		31,417

	Energy Equipment & Services — 0.2%
533	Archrock, Inc.	3,550
100	Baker Hughes Co.	1,549
75	National Oilwell Varco, Inc.	863
308	Schlumberger Ltd.	5,587
37	TechnipFMC PLC	297

		11,846

	Entertainment — 0.9%
25	Activision Blizzard, Inc.	2,066
52	Cinemark Holdings, Inc.	615
60	Electronic Arts, Inc.(a)	8,497
	Entertainment — continued
54	Netflix, Inc.(a)	26,400
23	Take-Two Interactive Software, Inc.(a)	3,772
232	Walt Disney Co. (The)	27,130

		68,480

	Food & Staples Retailing — 0.2%
54	Kroger Co. (The)	1,879
165	SpartanNash Co.	3,469
25	Sysco Corp.	1,321
129	Walgreens Boots Alliance, Inc.	5,252

		11,921

	Food Products — 0.2%
59	Campbell Soup Co.	2,925
44	General Mills, Inc.	2,784
74	Hain Celestial Group, Inc. (The)(a)	2,514
52	Hormel Foods Corp.	2,645
35	Ingredion, Inc.	3,027
13	J.M. Smucker Co. (The)	1,422
19	Kellogg Co.	1,311
5	McCormick & Co., Inc.	974

		17,602

	Gas Utilities — 0.1%
76	New Jersey Resources Corp.	2,360
41	ONE Gas, Inc.	3,104
84	South Jersey Industries, Inc.	1,960
87	UGI Corp.	2,901

		10,325

	Health Care Equipment & Supplies — 0.6%
4	Becton Dickinson & Co.	1,125
17	Boston Scientific Corp.(a)	656
7	Cooper Cos., Inc. (The)	1,980
15	DENTSPLY SIRONA, Inc.	669
4	DexCom, Inc.(a)	1,742
12	Edwards Lifesciences Corp.(a)	941
40	Globus Medical, Inc., Class A(a)	1,927
19	Haemonetics Corp.(a)	1,666
35	Hill-Rom Holdings, Inc.	3,403
19	Hologic, Inc.(a)	1,326
13	Intuitive Surgical, Inc.(a)	8,911
93	Meridian Bioscience, Inc.(a)	2,278
30	Merit Medical Systems, Inc.(a)	1,342
11	Quidel Corp.(a)	3,107
4	STERIS PLC	638
4	Stryker Corp.	773
24	Varian Medical Systems, Inc.(a)	3,425
21	West Pharmaceutical Services, Inc.	5,646

		41,555

	Health Care Providers & Services — 1.3%
37	Acadia Healthcare Co., Inc.(a)	1,103
13	Amedisys, Inc.(a)	3,044
8	Anthem, Inc.	2,190
30	BioTelemetry, Inc.(a)	1,277
74	Centene Corp.(a)	4,829
9	Chemed Corp.	4,430
12	Cigna Corp.	2,072
217	CVS Health Corp.	13,658
13	DaVita, Inc.(a)	1,136
34	Encompass Health Corp.	2,315
124	HCA Healthcare, Inc.	15,703
22	Henry Schein, Inc.(a)	1,512
45	Humana, Inc.	17,660
20	Laboratory Corp. of America Holdings(a)	3,858

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
149	MEDNAX, Inc.(a)	$2,977
68	Patterson Cos., Inc.	1,806
30	Quest Diagnostics, Inc.	3,812
30	UnitedHealth Group, Inc.	9,084

		92,466

	Health Care Technology — 0.2%
144	Allscripts Healthcare Solutions, Inc.(a)	1,296
169	Cerner Corp.	11,737
70	HMS Holdings Corp.(a)	2,275

		15,308

	Hotels, Restaurants & Leisure — 0.8%
35	Dine Brands Global, Inc.	1,590
37	Dunkin’ Brands Group, Inc.	2,543
117	Hilton Worldwide Holdings, Inc.	8,781
22	Jack in the Box, Inc.	1,806
23	Marriott Vacations Worldwide Corp.	1,947
9	McDonald’s Corp.	1,749
573	MGM Resorts International	9,220
143	Starbucks Corp.	10,944
143	Wendy’s Co. (The)	3,315
160	Yum China Holdings, Inc.	8,198
62	Yum! Brands, Inc.	5,645

		55,738

	Household Durables — 0.2%
109	KB Home	3,667
82	Meritage Homes Corp.(a)	8,132
153	Taylor Morrison Home Corp.(a)	3,588

		15,387

	Household Products — 0.5%
6	Clorox Co. (The)	1,419
166	Colgate-Palmolive Co.	12,815
6	Kimberly-Clark Corp.	912
138	Procter & Gamble Co. (The)	18,095

		33,241

	Independent Power & Renewable Electricity Producers — 0.1%
73	AES Corp. (The)	1,112
124	Ormat Technologies, Inc.	7,378

		8,490

	Industrial Conglomerates — 0.1%
19	Carlisle Cos., Inc.	2,262
1,122	General Electric Co.	6,811
6	Honeywell International, Inc.	896

		9,969

	Insurance — 0.8%
17	Aflac, Inc.	605
38	Allstate Corp. (The)	3,587
383	American International Group, Inc.	12,309
14	Brighthouse Financial, Inc.(a)	397
57	Chubb Ltd.	7,253
9	eHealth, Inc.(a)	622
63	First American Financial Corp.	3,213
23	Hanover Insurance Group, Inc. (The)	2,343
38	Hartford Financial Services Group, Inc. (The)	1,608
34	Lincoln National Corp.	1,267
24	Marsh & McLennan Cos., Inc.	2,798
11	Progressive Corp. (The)	994
72	Prudential Financial, Inc.	4,563
167	Reinsurance Group of America, Inc.	14,237
26	Travelers Cos., Inc. (The)	2,975

		58,771

	Interactive Media & Services — 1.7%
13	Alphabet, Inc., Class A(a)	19,343
26	Alphabet, Inc., Class C(a)	38,557
211	Facebook, Inc., Class A(a)	53,525
70	Match Group, Inc.(a)	7,189
262	Pinterest, Inc., Class A(a)	8,984

		127,598

	Internet & Direct Marketing Retail — 1.7%
137	Alibaba Group Holding Ltd., Sponsored ADR(a)	34,390
14	Amazon.com, Inc.(a)	44,305
14	Booking Holdings, Inc.(a)	23,270
377	eBay, Inc.	20,841
46	Etsy, Inc.(a)	5,445

		128,251

	IT Services — 1.6%
88	Automatic Data Processing, Inc.	11,696
56	Cognizant Technology Solutions Corp., Class A	3,826
434	DXC Technology Co.	7,773
13	Fiserv, Inc.(a)	1,297
76	Gartner, Inc.(a)	9,473
18	Global Payments, Inc.	3,204
21	International Business Machines Corp.	2,582
55	MasterCard, Inc., Class A	16,969
19	Paychex, Inc.	1,367
30	PayPal Holdings, Inc.(a)	5,882
195	Sabre Corp.	1,474
12	VeriSign, Inc.(a)	2,540
230	Visa, Inc., Class A	43,792
18	WEX, Inc.(a)	2,851

		114,726

	Leisure Products — 0.0%
75	Callaway Golf Co.	1,429

	Life Sciences Tools & Services — 0.4%
15	Agilent Technologies, Inc.	1,445
30	Illumina, Inc.(a)	11,465
9	IQVIA Holdings, Inc.(a)	1,426
49	NeoGenomics, Inc.(a)	1,873
34	Repligen Corp.(a)	5,131
16	Thermo Fisher Scientific, Inc.	6,623
7	Waters Corp.(a)	1,492

		29,455

	Machinery — 1.2%
45	AGCO Corp.	2,953
120	Caterpillar, Inc.	15,946
71	Cummins, Inc.	13,721
116	Deere & Co.	20,452
52	Flowserve Corp.	1,449
11	Illinois Tool Works, Inc.	2,035
61	ITT, Inc.	3,521
81	Kennametal, Inc.	2,184
48	Oshkosh Corp.	3,779
87	Parker-Hannifin Corp.	15,566
13	Proto Labs, Inc.(a)	1,562
54	Terex Corp.	1,018
53	Toro Co. (The)	3,781

		87,967

	Media — 0.6%
3	Cable One, Inc.	5,468
21	Charter Communications, Inc., Class A(a)	12,180
383	Comcast Corp., Class A	16,392
16	Discovery, Inc., Series C(a)	303
52	Fox Corp., Class A	1,340

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
27	Interpublic Group of Cos., Inc. (The)	$487
69	New York Times Co. (The), Class A	3,184
42	Omnicom Group, Inc.	2,257
48	ViacomCBS, Inc., Class B	1,251

		42,862

	Metals & Mining — 0.2%
116	Commercial Metals Co.	2,399
8	Nucor Corp.	335
46	Reliance Steel & Aluminum Co.	4,520
30	Royal Gold, Inc.	4,198

		11,452

	Multi-Utilities — 0.1%
61	Consolidated Edison, Inc.	4,686
25	DTE Energy Co.	2,891
14	Sempra Energy	1,742
14	WEC Energy Group, Inc.	1,334

		10,653

	Multiline Retail — 0.1%
290	Macy’s, Inc.	1,757
43	Target Corp.	5,413

		7,170

	Oil, Gas & Consumable Fuels — 0.5%
646	Apache Corp.	9,916
60	Concho Resources, Inc.	3,152
64	Devon Energy Corp.	671
59	Diamondback Energy, Inc.	2,352
216	EOG Resources, Inc.	10,120
119	EQT Corp.	1,728
351	Marathon Oil Corp.	1,927
104	Noble Energy, Inc.	1,039
56	ONEOK, Inc.	1,563
360	Southwestern Energy Co.(a)	875
27	Valero Energy Corp.	1,518
58	World Fuel Services Corp.	1,365

		36,226

	Paper & Forest Products — 0.0%
85	Louisiana-Pacific Corp.	2,692

	Personal Products — 0.0%
9	Estee Lauder Cos., Inc. (The), Class A	1,778

	Pharmaceuticals — 0.7%
47	Bristol-Myers Squibb Co.	2,757
58	Catalent, Inc.(a)	5,066
31	Eli Lilly & Co.	4,659
73	Merck & Co., Inc.	5,857
90	Novartis AG, Sponsored ADR	7,393
63	Novo Nordisk A/S, Sponsored ADR	4,116
19	Perrigo Co. PLC	1,007
175	Pfizer, Inc.	6,734
380	Roche Holding AG, Sponsored ADR	16,378

		53,967

	Professional Services — 0.2%
48	Exponent, Inc.	4,035
20	Insperity, Inc.	1,337
49	Korn Ferry	1,377
31	ManpowerGroup, Inc.	2,132
21	Nielsen Holdings PLC	303
22	Verisk Analytics, Inc.	4,152

		13,336

	Real Estate Management & Development — 0.1%
33	CBRE Group, Inc., Class A(a)	1,446
24	Jones Lang LaSalle, Inc.	2,374

		3,820

	REITs – Apartments — 0.1%
89	American Campus Communities, Inc.	3,172
59	Camden Property Trust	5,358
12	Equity Residential	643

		9,173

	REITs – Diversified — 0.1%
13	Crown Castle International Corp.	2,167
11	Digital Realty Trust, Inc.	1,766
57	Weyerhaeuser Co.	1,585

		5,518

	REITs – Health Care — 0.0%
31	Ventas, Inc.	1,189
12	Welltower, Inc.	643

		1,832

	REITs – Hotels — 0.0%
92	Host Hotels & Resorts, Inc.	992
270	Park Hotels & Resorts, Inc.	2,233

		3,225

	REITs – Mortgage — 0.0%
65	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,277

	REITs – Office Property — 0.2%
14	Boston Properties, Inc.	1,247
133	Corporate Office Properties Trust	3,522
151	Douglas Emmett, Inc.	4,400
202	Easterly Government Properties, Inc.	4,939
67	Kilroy Realty Corp.	3,904

		18,012

	REITs – Shopping Centers — 0.1%
369	Brixmor Property Group, Inc.	4,247

	REITs – Storage — 0.0%
16	Iron Mountain, Inc.	451

	REITs – Warehouse/Industrials — 0.1%
42	CyrusOne, Inc.	3,504

	Road & Rail — 0.5%
153	CSX Corp.	10,915
72	Kansas City Southern	12,373
21	Norfolk Southern Corp.	4,036
38	Ryder System, Inc.	1,392
56	Union Pacific Corp.	9,708

		38,424

	Semiconductors & Semiconductor Equipment — 1.2%
12	Advanced Micro Devices, Inc.(a)	929
51	Applied Materials, Inc.	3,281
27	Cabot Microelectronics Corp.	4,070
51	Cirrus Logic, Inc.(a)	3,495
37	Cree, Inc.(a)	2,550
37	Enphase Energy, Inc.(a)	2,233
161	First Solar, Inc.(a)	9,588
70	Ichor Holdings Ltd.(a)	2,297
109	Intel Corp.	5,203
75	NVIDIA Corp.	31,844
105	QUALCOMM, Inc.	11,089
39	Silicon Laboratories, Inc.(a)	3,920

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
37	Texas Instruments, Inc.	$4,719
13	Universal Display Corp.	2,268

		87,486

	Software — 2.2%
25	Adobe, Inc.(a)	11,108
126	Autodesk, Inc.(a)	29,790
32	Blackbaud, Inc.	2,001
44	Bottomline Technologies, Inc.(a)	2,124
37	Ceridian HCM Holding, Inc.(a)	2,897
8	Citrix Systems, Inc.	1,142
14	Fair Isaac Corp.(a)	6,149
23	LogMeIn, Inc.	1,974
134	Microsoft Corp.	27,471
34	NortonLifeLock, Inc.	729
454	Oracle Corp.	25,174
38	PTC, Inc.(a)	3,251
26	Qualys, Inc.(a)	3,211
99	salesforce.com, Inc.(a)	19,290
4	Tyler Technologies, Inc.(a)	1,429
116	Workday, Inc., Class A(a)	20,987

		158,727

	Specialty Retail — 0.6%
33	Aaron’s, Inc.	1,722
94	American Eagle Outfitters, Inc.	940
32	Asbury Automotive Group, Inc.(a)	3,205
12	Best Buy Co., Inc.	1,195
16	Five Below, Inc.(a)	1,743
48	Home Depot, Inc. (The)	12,744
23	Lithia Motors, Inc., Class A	5,270
28	Lowe’s Cos., Inc.	4,169
25	Monro, Inc.	1,407
66	Tiffany & Co.	8,274
33	TJX Cos., Inc. (The)	1,716
32	Williams-Sonoma, Inc.	2,788

		45,173

	Technology Hardware, Storage & Peripherals — 0.3%
30	Apple, Inc.	12,751
149	Hewlett Packard Enterprise Co.	1,471
200	HP, Inc.	3,516
89	NCR Corp.(a)	1,640
29	NetApp, Inc.	1,285
15	Seagate Technology PLC	678

		21,341

	Textiles, Apparel & Luxury Goods — 0.2%
19	Deckers Outdoor Corp.(a)	3,976
41	NIKE, Inc., Class B	4,002
678	Under Armour, Inc., Class A(a)	7,133
82	Wolverine World Wide, Inc.	1,971

		17,082

	Thrifts & Mortgage Finance — 0.0%
292	New York Community Bancorp, Inc.	3,075

	Trading Companies & Distributors — 0.2%
141	Fastenal Co.	6,632
25	GATX Corp.	1,525
15	W.W. Grainger, Inc.	5,123

		13,280

	Water Utilities — 0.2%
69	American Water Works Co., Inc.	10,161
82	Essential Utilities, Inc.	3,719

		13,880

	Wireless Telecommunication Services — 0.1%
55	Shenandoah Telecommunications Co.	2,765
45	T-Mobile US, Inc.(a)	4,832

		7,597

	Total Common Stocks (Identified Cost $2,092,131)	2,272,902

Principal Amount
Bonds and Notes — 18.5%
	Agency Commercial Mortgage-Backed Securities — 0.1%
$9,491	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	9,574

	Automotive — 0.3%
10,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	10,827
10,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	10,323

		21,150

	Banking — 3.0%
12,000	American Express Co., 3.700%, 8/03/2023	13,079
12,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	12,426
10,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	10,172
11,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	12,130
5,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	5,467
12,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	12,876
12,000	Capital One Financial Corp., 3.300%, 10/30/2024	13,094
11,000	Citigroup, Inc., 4.600%, 3/09/2026	12,763
6,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	6,314
6,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	6,103
11,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	12,267
10,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	10,825
14,000	KeyCorp, MTN, 2.250%, 4/06/2027	14,947
11,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	12,266
11,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	12,131
8,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	8,576
5,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	5,359
13,000	Truist Bank, 3.200%, 4/01/2024	14,256
13,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	14,119
12,000	Westpac Banking Corp., 2.350%, 2/19/2025	12,848

		222,018

	Brokerage — 0.4%
13,000	BlackRock, Inc., 2.400%, 4/30/2030	14,499
13,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	15,066

		29,565

	Cable Satellite — 0.1%
10,000	Comcast Corp., 3.000%, 2/01/2024	10,845

	Construction Machinery — 0.2%
7,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	7,045
10,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	10,340

		17,385

	Consumer Cyclical Services — 0.3%
6,000	Amazon.com, Inc., 3.875%, 8/22/2037	7,792
12,000	eBay, Inc., 3.800%, 3/09/2022	12,606

		20,398

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — 0.6%
$10,000	Duke Energy Corp., 3.750%, 4/15/2024	$11,063
7,000	Exelon Corp., 4.050%, 4/15/2030	8,398
13,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	14,016
9,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	10,128

		43,605

	Finance Companies — 0.1%
8,000	Ares Capital Corp., 3.250%, 7/15/2025	7,941

	Financial Other — 0.2%
12,000	ORIX Corp., 2.900%, 7/18/2022	12,469

	Food & Beverage — 0.6%
14,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	14,542
12,000	General Mills, Inc., 4.000%, 4/17/2025	13,728
13,000	Mondelez International, Inc., 2.750%, 4/13/2030	14,433

		42,703

	Government Owned – No Guarantee — 0.4%
20,000	Federal National Mortgage Association, 6.625%, 11/15/2030	31,100

	Health Insurance — 0.4%
12,000	Anthem, Inc., 4.101%, 3/01/2028	14,323
9,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	13,427

		27,750

	Healthcare — 0.7%
4,000	Cigna Corp., 3.750%, 7/15/2023	4,358
11,000	CVS Health Corp., 4.300%, 3/25/2028	13,068
7,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	7,424
10,000	McKesson Corp., 3.950%, 2/16/2028	11,731
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	5,551
7,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	7,441

		49,573

	Independent Energy — 0.2%
12,000	EQT Corp., 3.000%, 10/01/2022	11,908

	Integrated Energy — 0.6%
11,000	BP Capital Markets PLC, 3.814%, 2/10/2024	12,150
13,000	Exxon Mobil Corp., 2.992%, 3/19/2025	14,301
9,000	Shell International Finance BV, 6.375%, 12/15/2038	14,165

		40,616

	Life Insurance — 0.2%
11,000	American International Group, Inc., 3.400%, 6/30/2030	12,329
5,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	5,211

		17,540

	Media Entertainment — 0.1%
7,000	ViacomCBS, Inc., 4.750%, 5/15/2025	8,060

	Midstream — 0.4%
13,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	13,711
12,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	13,196

		26,907

	Mortgage Related — 2.8%
86,683	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	91,557
74,073	FNMA, 3.500%, with various maturities in 2049(c)	78,015
24,994	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	26,552
12,445	FNMA, 4.500%, with various maturities in 2049(c)	13,365

		209,489

	Oil Field Services — 0.2%
13,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	13,602

	Pharmaceuticals — 0.3%
12,000	AbbVie, Inc., 3.600%, 5/14/2025	13,420
11,000	Amgen, Inc., 2.650%, 5/11/2022	11,423

		24,843

	Railroads — 0.1%
10,000	CSX Corp., 2.600%, 11/01/2026	11,059

	REITs – Office Property — 0.1%
7,000	Boston Properties LP, 2.750%, 10/01/2026	7,614

	Restaurants — 0.2%
12,000	Starbucks Corp., 3.800%, 8/15/2025	13,739

	Technology — 1.3%
12,000	Apple, Inc., 2.500%, 2/09/2025	13,027
5,000	Broadcom, Inc., 4.110%, 9/15/2028, 144A	5,644
6,000	HP, Inc., 3.000%, 6/17/2027	6,462
7,000	Intel Corp., 2.450%, 11/15/2029	7,727
13,000	International Business Machines Corp., 4.000%, 6/20/2042	16,296
5,000	NVIDIA Corp., 2.850%, 4/01/2030	5,599
12,000	Oracle Corp., 2.950%, 5/15/2025	13,245
14,000	QUALCOMM, Inc., 3.450%, 5/20/2025	15,737
12,000	VMware, Inc., 2.950%, 8/21/2022	12,529

		96,266

	Treasuries — 4.0%
12,000	U.S. Treasury Bond, 2.500%, 5/15/2046	15,551
32,000	U.S. Treasury Bond, 2.875%, 11/15/2046	44,389
34,000	U.S. Treasury Bond, 3.000%, 5/15/2045	47,559
12,000	U.S. Treasury Bond, 3.000%, 2/15/2048	17,163
12,000	U.S. Treasury Bond, 3.000%, 2/15/2049	17,312
9,000	U.S. Treasury Bond, 4.250%, 11/15/2040	14,471
9,000	U.S. Treasury Bond, 4.375%, 5/15/2041	14,749
4,000	U.S. Treasury Bond, 4.500%, 2/15/2036	6,236
34,000	U.S. Treasury Note, 1.125%, 9/30/2021	34,390
44,000	U.S. Treasury Note, 1.625%, 8/31/2022	45,375
39,000	U.S. Treasury Note, 2.125%, 12/31/2022	40,883

		298,078

	Wireless — 0.2%
11,000	Vodafone Group PLC, 6.150%, 2/27/2037	16,244

	Wirelines — 0.4%
13,000	AT&T, Inc., 3.400%, 5/15/2025	14,460
12,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.492%, 5/15/2025(d)	12,281

		26,741

	Total Bonds and Notes (Identified Cost $1,281,647)	1,368,782

Shares
Exchange-Traded Funds — 5.9%
5,157	iShares® ESG MSCI EAFE ETF	319,424
3,415	iShares® ESG MSCI Emerging Markets ETF	119,696

	Total Exchange-Traded Funds (Identified Cost $419,652)	439,120

Affiliated Mutual Funds — 40.4%
77,602	Loomis Sayles Inflation Protected Securities Fund, Class N	915,707
67,539	Loomis Sayles Limited Term Government and Agency Fund, Class N	782,103

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — continued
70,336	Mirova Global Green Bond Fund, Class N	$761,735
40,834	Mirova International Sustainable Equity Fund, Class N	524,716

	Total Affiliated Mutual Funds (Identified Cost $2,769,853)	2,984,261

	Total Investments — 95.6% (Identified Cost $6,563,283)	7,065,065
	Other assets less liabilities — 4.4%	322,867

	Net Assets — 100.0%	$7,387,932

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of July 31, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of July 31, 2020 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the value of Rule 144A holdings amounted to $5,644 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2020 (Unaudited)

Fixed Income	51.8%
Equity	43.8

Total Investments	95.6
Other assets less liabilities	4.4

Net Assets	100.0%

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)
Common Stocks — 36.8% of Net Assets
	Aerospace & Defense — 0.4%
17	Axon Enterprise, Inc.(a)	$1,413
79	Boeing Co. (The)	12,482
31	General Dynamics Corp.	4,549
24	Moog, Inc., Class A	1,290
31	Raytheon Technologies Corp.	1,757

		21,491

	Air Freight & Logistics — 0.4%
179	Expeditors International of Washington, Inc.	15,128
24	United Parcel Service, Inc., Class B	3,426

		18,554

	Airlines — 0.0%
12	Delta Air Lines, Inc.	300
124	Hawaiian Holdings, Inc.	1,474

		1,774

	Auto Components — 0.2%
86	Aptiv PLC	6,687
14	BorgWarner, Inc.	512
22	Visteon Corp.(a)	1,597

		8,796

	Automobiles — 0.2%
332	General Motors Co.	8,263
23	Thor Industries, Inc.	2,622

		10,885

	Banks — 1.7%
65	Ameris Bancorp	1,500
116	BancorpSouth Bank	2,428
608	Bank of America Corp.	15,127
253	Cadence BanCorp	1,976
295	Citigroup, Inc.	14,753
146	Citizens Financial Group, Inc.	3,622
88	Columbia Banking System, Inc.	2,546
8	Comerica, Inc.	308
56	Cullen/Frost Bankers, Inc.	4,035
203	Fulton Financial Corp.	1,969
213	Huntington Bancshares, Inc.	1,975
103	International Bancshares Corp.	3,133
252	KeyCorp	3,027
14	M&T Bank Corp.	1,483
389	People’s United Financial, Inc.	4,197
48	PNC Financial Services Group, Inc. (The)	5,120
91	Regions Financial Corp.	988
93	TCF Financial Corp.	2,557
80	Truist Financial Corp.	2,997
160	Trustmark Corp.	3,603
259	Wells Fargo & Co.	6,283
42	Wintrust Financial Corp.	1,798
85	Zions Bancorp N.A.	2,760

		88,185

	Beverages — 0.9%
118	Coca-Cola Co. (The)	5,574
68	Constellation Brands, Inc., Class A	12,118
286	Monster Beverage Corp.(a)	22,445
36	PepsiCo, Inc.	4,956

		45,093

	Biotechnology — 1.1%
46	AbbVie, Inc.	4,366
27	Amgen, Inc.	6,606
8	Biogen, Inc.(a)	2,198
72	BioMarin Pharmaceutical, Inc.(a)	8,626
	Biotechnology — continued
72	Gilead Sciences, Inc.	$5,006
15	Ligand Pharmaceuticals, Inc.(a)	1,758
40	Regeneron Pharmaceuticals, Inc.(a)	25,283
7	Vertex Pharmaceuticals, Inc.(a)	1,904

		55,747

	Building Products — 0.2%
95	Johnson Controls International PLC	3,656
16	Lennox International, Inc.	4,290
49	Owens Corning	2,963

		10,909

	Capital Markets — 2.5%
7	Ameriprise Financial, Inc.	1,075
325	Bank of New York Mellon Corp. (The)	11,651
10	BlackRock, Inc.	5,750
376	Charles Schwab Corp. (The)	12,464
15	CME Group, Inc.	2,493
40	FactSet Research Systems, Inc.	13,852
50	Franklin Resources, Inc.	1,053
43	Goldman Sachs Group, Inc. (The)	8,512
39	Intercontinental Exchange, Inc.	3,775
16	Invesco Ltd.	161
83	Janus Henderson Group PLC	1,734
92	Legg Mason, Inc.	4,599
47	Moody’s Corp.	13,221
25	MSCI, Inc.	9,400
41	Northern Trust Corp.	3,212
36	S&P Global, Inc.	12,609
155	SEI Investments Co.	8,111
216	State Street Corp.	13,779
4	T. Rowe Price Group, Inc.	552

		128,003

	Chemicals — 0.5%
16	DuPont de Nemours, Inc.	856
35	Ecolab, Inc.	6,548
45	HB Fuller Co.	2,040
32	Innospec, Inc.	2,406
30	Linde PLC	7,353
38	Minerals Technologies, Inc.	1,781
22	Stepan Co.	2,402

		23,386

	Commercial Services & Supplies — 0.1%
49	Healthcare Services Group, Inc.	1,283
23	MSA Safety, Inc.	2,726
33	Tetra Tech, Inc.	2,926

		6,935

	Communications Equipment — 0.5%
54	Ciena Corp.(a)	3,213
349	Cisco Systems, Inc.	16,438
5	F5 Networks, Inc.(a)	679
29	InterDigital, Inc.	1,741
30	Lumentum Holdings, Inc.(a)	2,785
12	Motorola Solutions, Inc.	1,678

		26,534

	Construction & Engineering — 0.1%
104	AECOM(a)	3,764
127	Fluor Corp.	1,294

		5,058

	Consumer Finance — 0.7%
626	Ally Financial, Inc.	12,583
103	American Express Co.	9,612

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Consumer Finance — continued
208	Capital One Financial Corp.	$13,270

		35,465

	Containers & Packaging — 0.1%
28	Ball Corp.	2,062
28	International Paper Co.	974
162	O-I Glass, Inc.	1,691

		4,727

	Distributors — 0.1%
22	Genuine Parts Co.	1,984
16	POOL CORP.	5,067

		7,051

	Diversified Consumer Services — 0.1%
68	Service Corp. International	2,949

	Diversified Telecommunication Services — 0.1%
124	AT&T, Inc.	3,668
66	Verizon Communications, Inc.	3,794

		7,462

	Electric Utilities — 0.4%
73	American Electric Power Co., Inc.	6,342
13	Edison International	724
18	Eversource Energy	1,621
18	FirstEnergy Corp.	522
30	IDACORP, Inc.	2,798
26	NextEra Energy, Inc.	7,298
23	PPL Corp.	612

		19,917

	Electrical Equipment — 0.3%
11	Acuity Brands, Inc.	1,090
16	Eaton Corp. PLC	1,490
21	Hubbell, Inc.	2,835
177	Sunrun, Inc.(a)	6,494
242	Vivint Solar, Inc.(a)	4,922

		16,831

	Electronic Equipment, Instruments & Components — 0.5%
57	Avnet, Inc.	1,523
59	Cognex Corp.	3,945
13	Coherent, Inc.(a)	1,805
27	Corning, Inc.	837
42	Itron, Inc.(a)	2,921
12	Littelfuse, Inc.	2,132
13	Rogers Corp.(a)	1,549
81	TE Connectivity Ltd.	7,215
70	Trimble, Inc.(a)	3,116
104	Vishay Intertechnology, Inc.	1,632

		26,675

	Energy Equipment & Services — 0.2%
442	Archrock, Inc.	2,944
65	Baker Hughes Co.	1,007
61	National Oilwell Varco, Inc.	702
254	Schlumberger Ltd.	4,608
42	TechnipFMC PLC	337

		9,598

	Entertainment — 1.1%
20	Activision Blizzard, Inc.	1,653
61	Cinemark Holdings, Inc.	722
49	Electronic Arts, Inc.(a)	6,939
46	Netflix, Inc.(a)	22,488
19	Take-Two Interactive Software, Inc.(a)	3,116
184	Walt Disney Co. (The)	21,517

		56,435

	Food & Staples Retailing — 0.2%
43	Kroger Co. (The)	$1,496
140	SpartanNash Co.	2,943
28	Sysco Corp.	1,480
107	Walgreens Boots Alliance, Inc.	4,356

		10,275

	Food Products — 0.3%
41	Campbell Soup Co.	2,032
30	General Mills, Inc.	1,898
60	Hain Celestial Group, Inc. (The)(a)	2,039
41	Hormel Foods Corp.	2,085
30	Ingredion, Inc.	2,595
10	J.M. Smucker Co. (The)	1,093
15	Kellogg Co.	1,035
5	McCormick & Co., Inc.	975

		13,752

	Gas Utilities — 0.2%
62	New Jersey Resources Corp.	1,926
34	ONE Gas, Inc.	2,574
68	South Jersey Industries, Inc.	1,586
74	UGI Corp.	2,467

		8,553

	Health Care Equipment & Supplies — 0.6%
3	Becton Dickinson & Co.	844
24	Boston Scientific Corp.(a)	926
4	Cooper Cos., Inc. (The)	1,132
12	DENTSPLY SIRONA, Inc.	535
3	DexCom, Inc.(a)	1,307
10	Edwards Lifesciences Corp.(a)	784
32	Globus Medical, Inc., Class A(a)	1,542
16	Haemonetics Corp.(a)	1,402
30	Hill-Rom Holdings, Inc.	2,916
15	Hologic, Inc.(a)	1,047
10	Intuitive Surgical, Inc.(a)	6,854
75	Meridian Bioscience, Inc.(a)	1,837
24	Merit Medical Systems, Inc.(a)	1,073
9	Quidel Corp.(a)	2,542
3	STERIS PLC	479
3	Stryker Corp.	580
18	Varian Medical Systems, Inc.(a)	2,569
17	West Pharmaceutical Services, Inc.	4,571

		32,940

	Health Care Providers & Services — 1.5%
42	Acadia Healthcare Co., Inc.(a)	1,252
11	Amedisys, Inc.(a)	2,576
5	Anthem, Inc.	1,369
29	BioTelemetry, Inc.(a)	1,234
51	Centene Corp.(a)	3,328
8	Chemed Corp.	3,938
9	Cigna Corp.	1,554
187	CVS Health Corp.	11,770
13	DaVita, Inc.(a)	1,136
29	Encompass Health Corp.	1,974
99	HCA Healthcare, Inc.	12,537
17	Henry Schein, Inc.(a)	1,168
36	Humana, Inc.	14,128
13	Laboratory Corp. of America Holdings(a)	2,508
121	MEDNAX, Inc.(a)	2,418
66	Patterson Cos., Inc.	1,753
20	Quest Diagnostics, Inc.	2,541
24	UnitedHealth Group, Inc.	7,267

		74,451

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Health Care Technology — 0.2%
117	Allscripts Healthcare Solutions, Inc.(a)	$1,053
137	Cerner Corp.	9,515
56	HMS Holdings Corp.(a)	1,820

		12,388

	Hotels, Restaurants & Leisure — 0.9%
28	Dine Brands Global, Inc.	1,272
31	Dunkin’ Brands Group, Inc.	2,131
101	Hilton Worldwide Holdings, Inc.	7,580
19	Jack in the Box, Inc.	1,560
20	Marriott Vacations Worldwide Corp.	1,693
8	McDonald’s Corp.	1,554
506	MGM Resorts International	8,141
120	Starbucks Corp.	9,184
116	Wendy’s Co. (The)	2,689
151	Yum China Holdings, Inc.	7,737
52	Yum! Brands, Inc.	4,735

		48,276

	Household Durables — 0.3%
93	KB Home	3,128
70	Meritage Homes Corp.(a)	6,943
125	Taylor Morrison Home Corp.(a)	2,931

		13,002

	Household Products — 0.5%
4	Clorox Co. (The)	946
136	Colgate-Palmolive Co.	10,499
4	Kimberly-Clark Corp.	608
104	Procter & Gamble Co. (The)	13,637

		25,690

	Independent Power & Renewable Electricity Producers — 0.1%
58	AES Corp. (The)	883
104	Ormat Technologies, Inc.	6,188

		7,071

	Industrial Conglomerates — 0.2%
16	Carlisle Cos., Inc.	1,905
962	General Electric Co.	5,840
6	Honeywell International, Inc.	896

		8,641

	Insurance — 0.9%
21	Aflac, Inc.	747
29	Allstate Corp. (The)	2,737
330	American International Group, Inc.	10,606
18	Brighthouse Financial, Inc.(a)	510
39	Chubb Ltd.	4,962
10	eHealth, Inc.(a)	691
53	First American Financial Corp.	2,704
20	Hanover Insurance Group, Inc. (The)	2,038
32	Hartford Financial Services Group, Inc. (The)	1,354
39	Lincoln National Corp.	1,454
16	Marsh & McLennan Cos., Inc.	1,866
9	Progressive Corp. (The)	813
59	Prudential Financial, Inc.	3,739
142	Reinsurance Group of America, Inc.	12,105
18	Travelers Cos., Inc. (The)	2,060

		48,386

	Interactive Media & Services — 2.2%
11	Alphabet, Inc., Class A(a)	16,367
23	Alphabet, Inc., Class C(a)	34,108
181	Facebook, Inc., Class A(a)	45,914
60	Match Group, Inc.(a)	6,162
	Interactive Media & Services — continued
226	Pinterest, Inc., Class A(a)	$7,750

		110,301

	Internet & Direct Marketing Retail — 2.1%
115	Alibaba Group Holding Ltd., Sponsored ADR(a)	28,867
12	Amazon.com, Inc.(a)	37,976
11	Booking Holdings, Inc.(a)	18,284
322	eBay, Inc.	17,800
39	Etsy, Inc.(a)	4,617

		107,544

	IT Services — 1.8%
67	Automatic Data Processing, Inc.	8,905
48	Cognizant Technology Solutions Corp., Class A	3,279
375	DXC Technology Co.	6,716
10	Fiserv, Inc.(a)	998
66	Gartner, Inc.(a)	8,226
14	Global Payments, Inc.	2,492
17	International Business Machines Corp.	2,090
45	MasterCard, Inc., Class A	13,884
15	Paychex, Inc.	1,079
23	PayPal Holdings, Inc.(a)	4,510
159	Sabre Corp.	1,202
7	VeriSign, Inc.(a)	1,482
190	Visa, Inc., Class A	36,176
16	WEX, Inc.(a)	2,534

		93,573

	Leisure Products — 0.0%
88	Callaway Golf Co.	1,676

	Life Sciences Tools & Services — 0.5%
12	Agilent Technologies, Inc.	1,156
23	Illumina, Inc.(a)	8,790
6	IQVIA Holdings, Inc.(a)	950
1	Mettler-Toledo International, Inc.(a)	935
40	NeoGenomics, Inc.(a)	1,529
29	Repligen Corp.(a)	4,376
12	Thermo Fisher Scientific, Inc.	4,968
5	Waters Corp.(a)	1,066

		23,770

	Machinery — 1.4%
38	AGCO Corp.	2,494
95	Caterpillar, Inc.	12,624
61	Cummins, Inc.	11,789
90	Deere & Co.	15,868
33	Flowserve Corp.	920
8	Illinois Tool Works, Inc.	1,480
51	ITT, Inc.	2,944
65	Kennametal, Inc.	1,752
41	Oshkosh Corp.	3,227
74	Parker-Hannifin Corp.	13,240
14	Proto Labs, Inc.(a)	1,682
51	Terex Corp.	961
45	Toro Co. (The)	3,211

		72,192

	Media — 0.8%
3	Cable One, Inc.	5,468
18	Charter Communications, Inc., Class A(a)	10,440
330	Comcast Corp., Class A	14,124
19	Discovery, Inc., Series C(a)	360
60	Fox Corp., Class A	1,546
33	Interpublic Group of Cos., Inc. (The)	596
56	New York Times Co. (The), Class A	2,584
44	Omnicom Group, Inc.	2,364

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
64	ViacomCBS, Inc., Class B	$1,668

		39,150

	Metals & Mining — 0.2%
93	Commercial Metals Co.	1,923
9	Nucor Corp.	378
40	Reliance Steel & Aluminum Co.	3,930
26	Royal Gold, Inc.	3,638

		9,869

	Multi-Utilities — 0.1%
42	Consolidated Edison, Inc.	3,227
17	DTE Energy Co.	1,966
11	Sempra Energy	1,369
11	WEC Energy Group, Inc.	1,048

		7,610

	Multiline Retail — 0.1%
239	Macy’s, Inc.	1,448
34	Target Corp.	4,280

		5,728

	Oil, Gas & Consumable Fuels — 0.6%
559	Apache Corp.	8,581
51	Concho Resources, Inc.	2,680
51	Devon Energy Corp.	535
51	Diamondback Energy, Inc.	2,033
185	EOG Resources, Inc.	8,667
96	EQT Corp.	1,394
231	Marathon Oil Corp.	1,268
104	Noble Energy, Inc.	1,039
44	ONEOK, Inc.	1,228
294	Southwestern Energy Co.(a)	714
22	Valero Energy Corp.	1,237
49	World Fuel Services Corp.	1,153

		30,529

	Paper & Forest Products — 0.0%
69	Louisiana-Pacific Corp.	2,185

	Personal Products — 0.0%
8	Estee Lauder Cos., Inc. (The), Class A	1,580

	Pharmaceuticals – 0.9%
41	Bristol-Myers Squibb Co.	2,405
49	Catalent, Inc.(a)	4,280
26	Eli Lilly & Co.	3,907
61	Merck & Co., Inc.	4,895
76	Novartis AG, Sponsored ADR	6,243
60	Novo Nordisk A/S, Sponsored ADR	3,920
15	Perrigo Co. PLC	795
148	Pfizer, Inc.	5,695
319	Roche Holding AG, Sponsored ADR	13,749

		45,889

	Professional Services — 0.2%
41	Exponent, Inc.	3,446
15	Insperity, Inc.	1,003
42	Korn Ferry	1,180
25	ManpowerGroup, Inc.	1,720
24	Nielsen Holdings PLC	346
18	Verisk Analytics, Inc.	3,397

		11,092

	Real Estate Management & Development — 0.1%
27	CBRE Group, Inc., Class A(a)	1,183
21	Jones Lang LaSalle, Inc.	2,077

		3,260

	REITs – Apartments — 0.2%
75	American Campus Communities, Inc.	$2,673
50	Camden Property Trust	4,540
11	Equity Residential	590

		7,803

	REITs – Diversified — 0.1%
10	Crown Castle International Corp.	1,667
10	Digital Realty Trust, Inc.	1,606
46	Weyerhaeuser Co.	1,279

		4,552

	REITs – Health Care — 0.0%
24	Ventas, Inc.	921
9	Welltower, Inc.	482

		1,403

	REITs – Hotels — 0.1%
75	Host Hotels & Resorts, Inc.	808
222	Park Hotels & Resorts, Inc.	1,836

		2,644

	REITs – Mortgage — 0.0%
55	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,927

	REITs – Office Property — 0.3%
13	Boston Properties, Inc.	1,158
113	Corporate Office Properties Trust	2,992
128	Douglas Emmett, Inc.	3,730
171	Easterly Government Properties, Inc.	4,181
57	Kilroy Realty Corp.	3,322

		15,383

	REITs – Shopping Centers — 0.1%
306	Brixmor Property Group, Inc.	3,522

	REITs – Storage — 0.0%
18	Iron Mountain, Inc.	507

	REITs – Warehouse/Industrials — 0.1%
36	CyrusOne, Inc.	3,003

	Road & Rail — 0.6%
126	CSX Corp.	8,989
59	Kansas City Southern	10,139
14	Norfolk Southern Corp.	2,691
40	Ryder System, Inc.	1,465
46	Union Pacific Corp.	7,974

		31,258

	Semiconductors & Semiconductor Equipment — 1.4%
15	Advanced Micro Devices, Inc.(a)	1,161
42	Applied Materials, Inc.	2,702
24	Cabot Microelectronics Corp.	3,617
43	Cirrus Logic, Inc.(a)	2,947
31	Cree, Inc.(a)	2,137
31	Enphase Energy, Inc.(a)	1,871
136	First Solar, Inc.(a)	8,099
57	Ichor Holdings Ltd.(a)	1,871
91	Intel Corp.	4,343
61	NVIDIA Corp.	25,900
92	QUALCOMM, Inc.	9,716
33	Silicon Laboratories, Inc.(a)	3,317
25	Texas Instruments, Inc.	3,189
11	Universal Display Corp.	1,919

		72,789

	Software — 2.6%
20	Adobe, Inc.(a)	8,886
110	Autodesk, Inc.(a)	26,007
25	Blackbaud, Inc.	1,563

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Software — continued
35	Bottomline Technologies, Inc.(a)	$1,689
30	Ceridian HCM Holding, Inc.(a)	2,349
6	Citrix Systems, Inc.	857
12	Fair Isaac Corp.(a)	5,270
20	LogMeIn, Inc.	1,716
113	Microsoft Corp.	23,166
27	NortonLifeLock, Inc.	579
372	Oracle Corp.	20,627
30	PTC, Inc.(a)	2,567
22	Qualys, Inc.(a)	2,717
83	salesforce.com, Inc.(a)	16,173
3	Tyler Technologies, Inc.(a)	1,072
101	Workday, Inc., Class A(a)	18,273

		133,511

	Specialty Retail — 0.7%
32	Aaron’s, Inc.	1,670
76	American Eagle Outfitters, Inc.	760
28	Asbury Automotive Group, Inc.(a)	2,804
7	Best Buy Co., Inc.	697
14	Five Below, Inc.(a)	1,525
38	Home Depot, Inc. (The)	10,089
20	Lithia Motors, Inc., Class A	4,583
21	Lowe’s Cos., Inc.	3,127
21	Monro, Inc.	1,182
56	Tiffany & Co.	7,020
27	TJX Cos., Inc. (The)	1,404
28	Williams-Sonoma, Inc.	2,439

		37,300

	Technology Hardware, Storage & Peripherals — 0.4%
25	Apple, Inc.	10,626
118	Hewlett Packard Enterprise Co.	1,165
191	HP, Inc.	3,358
72	NCR Corp.(a)	1,327
34	NetApp, Inc.	1,506
12	Seagate Technology PLC	542

		18,524

	Textiles, Apparel & Luxury Goods — 0.3%
17	Deckers Outdoor Corp.(a)	3,557
34	NIKE, Inc., Class B	3,319
575	Under Armour, Inc., Class A(a)	6,049
66	Wolverine World Wide, Inc.	1,587

		14,512

	Thrifts & Mortgage Finance — 0.1%
248	New York Community Bancorp, Inc.	2,611

	Trading Companies & Distributors — 0.2%
119	Fastenal Co.	5,598
21	GATX Corp.	1,281
12	W.W. Grainger, Inc.	4,098

		10,977

	Water Utilities — 0.2%
53	American Water Works Co., Inc.	7,805
70	Essential Utilities, Inc.	3,175

		10,980

	Wireless Telecommunication Services — 0.1%
47	Shenandoah Telecommunications Co.	2,363
39	T-Mobile US, Inc.(a)	4,188

		6,551

	Total Common Stocks (Identified Cost $1,781,921)	1,887,590

Principal Amount	Description	Value (†)
Bonds and Notes — 17.9%
	Agency Commercial Mortgage-Backed Securities — 0.2%
$9,491	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	$9,574

	Automotive — 0.3%
8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	8,662
7,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	7,226

		15,888

	Banking — 2.8%
8,000	American Express Co., 3.700%, 8/03/2023	8,719
8,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	8,284
7,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	7,719
5,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	5,467
8,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	8,584
8,000	Capital One Financial Corp., 3.300%, 10/30/2024	8,730
7,000	Citigroup, Inc., 4.600%, 3/09/2026	8,122
5,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	5,262
7,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	7,806
8,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	8,660
9,000	KeyCorp, MTN, 2.250%, 4/06/2027	9,609
7,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	7,806
8,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	8,822
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	4,288
5,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	5,359
9,000	Truist Bank, 3.200%, 4/01/2024	9,869
8,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	8,688
8,000	Westpac Banking Corp., 2.350%, 2/19/2025	8,566
1,000	Westpac Banking Corp., 2.750%, 1/11/2023	1,054

		141,414

	Brokerage — 0.4%
8,000	BlackRock, Inc., 2.400%, 4/30/2030	8,922
9,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	10,430

		19,352

	Cable Satellite — 0.1%
7,000	Comcast Corp., 3.000%, 2/01/2024	7,591

	Construction Machinery — 0.3%
10,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	10,064
7,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	7,238

		17,302

	Consumer Cyclical Services — 0.3%
6,000	Amazon.com, Inc., 3.875%, 8/22/2037	7,792
8,000	eBay, Inc., 3.800%, 3/09/2022	8,404

		16,196

	Electric — 0.7%
9,000	Duke Energy Corp., 3.750%, 4/15/2024	9,957
7,000	Exelon Corp., 4.050%, 4/15/2030	8,398
9,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	9,703
7,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	7,877

		35,935

	Finance Companies — 0.1%
7,000	Ares Capital Corp., 3.250%, 7/15/2025	6,949

	Financial Other — 0.2%
8,000	ORIX Corp., 2.900%, 7/18/2022	8,313

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Principal Amount	Description	Value (†)
	Food & Beverage — 0.6%
$9,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	$9,348
8,000	General Mills, Inc., 4.000%, 4/17/2025	9,152
9,000	Mondelez International, Inc., 2.750%, 4/13/2030	9,992

		28,492

	Health Insurance — 0.3%
8,000	Anthem, Inc., 4.101%, 3/01/2028	9,549
5,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,459

		17,008

	Healthcare — 0.8%
4,000	Cigna Corp., 3.750%, 7/15/2023	4,358
7,000	CVS Health Corp., 4.300%, 3/25/2028	8,316
4,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	4,242
7,000	McKesson Corp., 3.950%, 2/16/2028	8,212
7,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	7,771
7,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	7,441

		40,340

	Independent Energy — 0.2%
8,000	EQT Corp., 3.000%, 10/01/2022	7,938

	Integrated Energy — 0.5%
7,000	BP Capital Markets PLC, 3.814%, 2/10/2024	7,732
9,000	Exxon Mobil Corp., 2.992%, 3/19/2025	9,901
6,000	Shell International Finance BV, 6.375%, 12/15/2038	9,443

		27,076

	Life Insurance — 0.3%
8,000	American International Group, Inc., 3.400%, 6/30/2030	8,966
7,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	7,296

		16,262

	Media Entertainment — 0.1%
4,000	ViacomCBS, Inc., 4.750%, 5/15/2025	4,606

	Midstream — 0.3%
9,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	9,492
7,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	7,698

		17,190

	Mortgage Related — 2.9%
3,747	FHLMC, 3.000%, 6/01/2049	3,967
71,377	FNMA, 3.000%, with various maturities from 2035 to 2050(c)	75,346
29,720	FNMA, 3.500%, with various maturities in 2049(c)	31,517
23,269	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	24,721
10,694	FNMA, 4.500%, with various maturities in 2049(c)	11,485

		147,036

	Oil Field Services — 0.2%
9,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	9,417

	Pharmaceuticals — 0.3%
8,000	AbbVie, Inc., 3.600%, 5/14/2025	8,947
8,000	Amgen, Inc., 2.650%, 5/11/2022	8,307

		17,254

	Railroads — 0.2%
8,000	CSX Corp., 2.600%, 11/01/2026	8,847

	REITs – Office Property — 0.1%
4,000	Boston Properties LP, 2.750%, 10/01/2026	4,351

	Restaurants — 0.2%
8,000	Starbucks Corp., 3.800%, 8/15/2025	9,159

	Technology — 1.3%
$7,000	Apple, Inc., 2.500%, 2/09/2025	$7,599
5,000	Broadcom, Inc., 4.110%, 9/15/2028, 144A	5,644
4,000	HP, Inc., 3.000%, 6/17/2027	4,308
7,000	Intel Corp., 2.450%, 11/15/2029	7,727
8,000	International Business Machines Corp., 4.000%, 6/20/2042	10,029
7,000	NVIDIA Corp., 2.850%, 4/01/2030	7,839
7,000	Oracle Corp., 2.950%, 5/15/2025	7,726
8,000	QUALCOMM, Inc., 3.450%, 5/20/2025	8,992
8,000	VMware, Inc., 2.950%, 8/21/2022	8,353

		68,217

	Treasuries — 3.7%
10,000	U.S. Treasury Bond, 2.500%, 5/15/2046	12,960
21,000	U.S. Treasury Bond, 2.875%, 11/15/2046	29,130
15,000	U.S. Treasury Bond, 3.000%, 5/15/2045	20,982
10,000	U.S. Treasury Bond, 3.000%, 2/15/2048	14,302
10,000	U.S. Treasury Bond, 3.000%, 2/15/2049	14,427
5,000	U.S. Treasury Bond, 4.250%, 11/15/2040	8,039
5,000	U.S. Treasury Bond, 4.375%, 5/15/2041	8,194
15,000	U.S. Treasury Note, 1.125%, 9/30/2021	15,172
28,000	U.S. Treasury Note, 1.625%, 8/31/2022	28,875
38,000	U.S. Treasury Note, 2.125%, 12/31/2022	39,835

		191,916

	Wireless — 0.2%
7,000	Vodafone Group PLC, 6.150%, 2/27/2037	10,337

	Wirelines — 0.3%
8,000	AT&T, Inc., 3.400%, 5/15/2025	8,899
8,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.492%, 5/15/2025(d)	8,187

		17,086

	Total Bonds and Notes (Identified Cost $885,378)	921,046

Shares
Exchange-Traded Funds — 8.1%
4,512	iShares® ESG MSCI EAFE ETF	279,473
3,908	iShares® ESG MSCI Emerging Markets ETF	136,976

	Total Exchange-Traded Funds (Identified Cost $397,064)	416,449

Affiliated Mutual Funds — 34.9%
34,781	Loomis Sayles Inflation Protected Securities Fund, Class N	410,415
41,037	Loomis Sayles Limited Term Government and Agency Fund, Class N	475,213
44,650	Mirova Global Green Bond Fund, Class N	483,557
32,653	Mirova International Sustainable Equity Fund, Class N	419,595

	Total Affiliated Mutual Funds (Identified Cost $1,687,577)	1,788,780

	Total Investments — 97.7% (Identified Cost $4,751,940)	5,013,865
	Other assets less liabilities — 2.3%	115,432

	Net Assets — 100.0%	$5,129,297

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of July 31, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of July 31, 2020 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the value of Rule 144A holdings amounted to $5,644 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2020 (Unaudited)

Equity	53.1%
Fixed Income	44.6

Total Investments	97.7
Other assets less liabilities	2.3

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)
Common Stocks — 40.8% of Net Assets
	Aerospace & Defense — 0.5%
26	Axon Enterprise, Inc.(a)	$2,161
117	Boeing Co. (The)	18,486
48	General Dynamics Corp.	7,044
38	Moog, Inc., Class A	2,041
48	Raytheon Technologies Corp.	2,721

		32,453

	Air Freight & Logistics — 0.4%
279	Expeditors International of Washington, Inc.	23,578
37	United Parcel Service, Inc., Class B	5,282

		28,860

	Airlines — 0.0%
12	Delta Air Lines, Inc.	300
192	Hawaiian Holdings, Inc.	2,283

		2,583

	Auto Components — 0.2%
133	Aptiv PLC	10,341
13	BorgWarner, Inc.	476
36	Visteon Corp.(a)	2,614

		13,431

	Automobiles — 0.2%
504	General Motors Co.	12,544
37	Thor Industries, Inc.	4,218

		16,762

	Banks — 1.9%
99	Ameris Bancorp	2,285
184	BancorpSouth Bank	3,851
923	Bank of America Corp.	22,964
399	Cadence BanCorp	3,116
447	Citigroup, Inc.	22,355
223	Citizens Financial Group, Inc.	5,533
142	Columbia Banking System, Inc.	4,108
8	Comerica, Inc.	308
88	Cullen/Frost Bankers, Inc.	6,341
326	Fulton Financial Corp.	3,162
267	Huntington Bancshares, Inc.	2,475
160	International Bancshares Corp.	4,867
393	KeyCorp	4,720
22	M&T Bank Corp.	2,331
594	People’s United Financial, Inc.	6,409
76	PNC Financial Services Group, Inc. (The)	8,107
127	Regions Financial Corp.	1,379
145	TCF Financial Corp.	3,986
121	Truist Financial Corp.	4,533
257	Trustmark Corp.	5,788
392	Wells Fargo & Co.	9,510
68	Wintrust Financial Corp.	2,910
131	Zions Bancorp N.A.	4,254

		135,292

	Beverages — 1.0%
184	Coca-Cola Co. (The)	8,692
104	Constellation Brands, Inc., Class A	18,533
439	Monster Beverage Corp.(a)	34,453
57	PepsiCo, Inc.	7,846

		69,524

	Biotechnology — 1.2%
67	AbbVie, Inc.	6,359
41	Amgen, Inc.	10,031
13	Biogen, Inc.(a)	3,571
113	BioMarin Pharmaceutical, Inc.(a)	13,539
	Biotechnology — continued
100	Gilead Sciences, Inc.	$6,953
25	Ligand Pharmaceuticals, Inc.(a)	2,929
58	Regeneron Pharmaceuticals, Inc.(a)	36,660
11	Vertex Pharmaceuticals, Inc.(a)	2,992

		83,034

	Building Products — 0.3%
164	Johnson Controls International PLC	6,311
27	Lennox International, Inc.	7,240
77	Owens Corning	4,656

		18,207

	Capital Markets — 2.7%
11	Ameriprise Financial, Inc.	1,690
494	Bank of New York Mellon Corp. (The)	17,710
17	BlackRock, Inc.	9,775
552	Charles Schwab Corp. (The)	18,299
22	CME Group, Inc.	3,656
57	FactSet Research Systems, Inc.	19,739
66	Franklin Resources, Inc.	1,389
66	Goldman Sachs Group, Inc. (The)	13,065
56	Intercontinental Exchange, Inc.	5,420
14	Invesco Ltd.	140
131	Janus Henderson Group PLC	2,737
137	Legg Mason, Inc.	6,849
72	Moody’s Corp.	20,254
39	MSCI, Inc.	14,663
54	Northern Trust Corp.	4,231
58	S&P Global, Inc.	20,314
241	SEI Investments Co.	12,611
320	State Street Corp.	20,413
7	T. Rowe Price Group, Inc.	967

		193,922

	Chemicals — 0.5%
23	DuPont de Nemours, Inc.	1,230
55	Ecolab, Inc.	10,289
73	HB Fuller Co.	3,310
51	Innospec, Inc.	3,834
48	Linde PLC	11,765
61	Minerals Technologies, Inc.	2,860
35	Stepan Co.	3,822

		37,110

	Commercial Services & Supplies — 0.1%
62	Healthcare Services Group, Inc.	1,624
36	MSA Safety, Inc.	4,267
53	Tetra Tech, Inc.	4,698

		10,589

	Communications Equipment — 0.6%
87	Ciena Corp.(a)	5,177
530	Cisco Systems, Inc.	24,963
6	F5 Networks, Inc.(a)	815
47	InterDigital, Inc.	2,821
49	Lumentum Holdings, Inc.(a)	4,549
21	Motorola Solutions, Inc.	2,936

		41,261

	Construction & Engineering — 0.1%
161	AECOM(a)	5,827
195	Fluor Corp.	1,987

		7,814

	Consumer Finance — 0.8%
949	Ally Financial, Inc.	19,075
157	American Express Co.	14,651

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Consumer Finance — continued
314	Capital One Financial Corp.	$20,033

		53,759

	Containers & Packaging — 0.1%
42	Ball Corp.	3,092
39	International Paper Co.	1,357
247	O-I Glass, Inc.	2,579

		7,028

	Distributors — 0.2%
35	Genuine Parts Co.	3,155
25	POOL CORP.	7,918

		11,073

	Diversified Consumer Services — 0.1%
109	Service Corp. International	4,726

	Diversified Telecommunication Services — 0.2%
190	AT&T, Inc.	5,620
102	Verizon Communications, Inc.	5,863

		11,483

	Electric Utilities — 0.4%
114	American Electric Power Co., Inc.	9,904
14	Edison International	779
28	Eversource Energy	2,522
18	FirstEnergy Corp.	522
48	IDACORP, Inc.	4,476
40	NextEra Energy, Inc.	11,228
32	PPL Corp.	852

		30,283

	Electrical Equipment — 0.4%
18	Acuity Brands, Inc.	1,784
25	Eaton Corp. PLC	2,328
33	Hubbell, Inc.	4,454
278	Sunrun, Inc.(a)	10,200
373	Vivint Solar, Inc.(a)	7,587

		26,353

	Electronic Equipment, Instruments & Components — 0.6%
89	Avnet, Inc.	2,378
92	Cognex Corp.	6,152
21	Coherent, Inc.(a)	2,916
36	Corning, Inc.	1,116
65	Itron, Inc.(a)	4,521
18	Littelfuse, Inc.	3,198
18	Rogers Corp.(a)	2,145
123	TE Connectivity Ltd.	10,956
109	Trimble, Inc.(a)	4,852
160	Vishay Intertechnology, Inc.	2,510

		40,744

	Energy Equipment & Services — 0.2%
708	Archrock, Inc.	4,715
91	Baker Hughes Co.	1,410
65	National Oilwell Varco, Inc.	748
383	Schlumberger Ltd.	6,948
45	TechnipFMC PLC	361

		14,182

	Entertainment — 1.2%
30	Activision Blizzard, Inc.	2,479
68	Cinemark Holdings, Inc.	804
77	Electronic Arts, Inc.(a)	10,905
71	Netflix, Inc.(a)	34,710
31	Take-Two Interactive Software, Inc.(a)	5,085
282	Walt Disney Co. (The)	32,977

		86,960

	Food & Staples Retailing — 0.2%
66	Kroger Co. (The)	$2,296
218	SpartanNash Co.	4,583
28	Sysco Corp.	1,480
163	Walgreens Boots Alliance, Inc.	6,636

		14,995

	Food Products — 0.3%
63	Campbell Soup Co.	3,123
47	General Mills, Inc.	2,974
97	Hain Celestial Group, Inc. (The)(a)	3,296
63	Hormel Foods Corp.	3,204
48	Ingredion, Inc.	4,152
12	J.M. Smucker Co. (The)	1,312
25	Kellogg Co.	1,725
6	McCormick & Co., Inc.	1,169

		20,955

	Gas Utilities — 0.2%
100	New Jersey Resources Corp.	3,106
55	ONE Gas, Inc.	4,164
110	South Jersey Industries, Inc.	2,566
118	UGI Corp.	3,934

		13,770

	Health Care Equipment & Supplies — 0.7%
4	Becton Dickinson & Co.	1,125
24	Boston Scientific Corp.(a)	926
7	Cooper Cos., Inc. (The)	1,980
11	DENTSPLY SIRONA, Inc.	491
5	DexCom, Inc.(a)	2,178
12	Edwards Lifesciences Corp.(a)	941
52	Globus Medical, Inc., Class A(a)	2,505
27	Haemonetics Corp.(a)	2,367
48	Hill-Rom Holdings, Inc.	4,667
21	Hologic, Inc.(a)	1,465
14	Intuitive Surgical, Inc.(a)	9,596
120	Meridian Bioscience, Inc.(a)	2,939
39	Merit Medical Systems, Inc.(a)	1,744
15	Quidel Corp.(a)	4,237
5	STERIS PLC	798
4	Stryker Corp.	773
30	Varian Medical Systems, Inc.(a)	4,282
27	West Pharmaceutical Services, Inc.	7,259

		50,273

	Health Care Providers & Services — 1.6%
54	Acadia Healthcare Co., Inc.(a)	1,610
18	Amedisys, Inc.(a)	4,215
10	Anthem, Inc.	2,738
37	BioTelemetry, Inc.(a)	1,575
78	Centene Corp.(a)	5,089
12	Chemed Corp.	5,906
16	Cigna Corp.	2,763
286	CVS Health Corp.	18,001
18	DaVita, Inc.(a)	1,573
47	Encompass Health Corp.	3,200
151	HCA Healthcare, Inc.	19,123
28	Henry Schein, Inc.(a)	1,924
56	Humana, Inc.	21,977
20	Laboratory Corp. of America Holdings(a)	3,858
191	MEDNAX, Inc.(a)	3,816
84	Patterson Cos., Inc.	2,231
31	Quest Diagnostics, Inc.	3,939
38	UnitedHealth Group, Inc.	11,506

		115,044

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Health Care Technology — 0.3%
179	Allscripts Healthcare Solutions, Inc.(a)	$1,611
216	Cerner Corp.	15,001
92	HMS Holdings Corp.(a)	2,990

		19,602

	Hotels, Restaurants & Leisure — 1.0%
43	Dine Brands Global, Inc.	1,953
49	Dunkin’ Brands Group, Inc.	3,368
153	Hilton Worldwide Holdings, Inc.	11,483
31	Jack in the Box, Inc.	2,545
32	Marriott Vacations Worldwide Corp.	2,709
10	McDonald’s Corp.	1,943
739	MGM Resorts International	11,890
176	Starbucks Corp.	13,469
181	Wendy’s Co. (The)	4,196
216	Yum China Holdings, Inc.	11,068
79	Yum! Brands, Inc.	7,193

		71,817

	Household Durables — 0.3%
145	KB Home	4,878
113	Meritage Homes Corp.(a)	11,207
195	Taylor Morrison Home Corp.(a)	4,573

		20,658

	Household Products — 0.6%
7	Clorox Co. (The)	1,656
208	Colgate-Palmolive Co.	16,058
7	Kimberly-Clark Corp.	1,064
162	Procter & Gamble Co. (The)	21,241

		40,019

	Independent Power & Renewable Electricity Producers — 0.1%
64	AES Corp. (The)	975
160	Ormat Technologies, Inc.	9,520

		10,495

	Industrial Conglomerates — 0.2%
26	Carlisle Cos., Inc.	3,096
1,462	General Electric Co.	8,874
8	Honeywell International, Inc.	1,195

		13,165

	Insurance — 1.0%
24	Aflac, Inc.	854
41	Allstate Corp. (The)	3,870
500	American International Group, Inc.	16,070
20	Brighthouse Financial, Inc.(a)	567
62	Chubb Ltd.	7,889
13	eHealth, Inc.(a)	899
85	First American Financial Corp.	4,336
33	Hanover Insurance Group, Inc. (The)	3,362
44	Hartford Financial Services Group, Inc. (The)	1,862
38	Lincoln National Corp.	1,416
26	Marsh & McLennan Cos., Inc.	3,031
14	Progressive Corp. (The)	1,265
78	Prudential Financial, Inc.	4,943
220	Reinsurance Group of America, Inc.	18,755
27	Travelers Cos., Inc. (The)	3,089

		72,208

	Interactive Media & Services — 2.4%
16	Alphabet, Inc., Class A(a)	23,807
35	Alphabet, Inc., Class C(a)	51,904
274	Facebook, Inc., Class A(a)	69,506
93	Match Group, Inc.(a)	9,551
342	Pinterest, Inc., Class A(a)	11,727

		166,495

	Internet & Direct Marketing Retail — 2.3%
175	Alibaba Group Holding Ltd., Sponsored ADR(a)	$43,929
18	Amazon.com, Inc.(a)	56,964
17	Booking Holdings, Inc.(a)	28,256
490	eBay, Inc.	27,087
61	Etsy, Inc.(a)	7,221

		163,457

	IT Services — 2.1%
107	Automatic Data Processing, Inc.	14,221
65	Cognizant Technology Solutions Corp., Class A	4,441
560	DXC Technology Co.	10,030
15	Fiserv, Inc.(a)	1,497
100	Gartner, Inc.(a)	12,464
23	Global Payments, Inc.	4,095
28	International Business Machines Corp.	3,442
70	MasterCard, Inc., Class A	21,597
24	Paychex, Inc.	1,726
37	PayPal Holdings, Inc.(a)	7,255
243	Sabre Corp.	1,837
13	VeriSign, Inc.(a)	2,752
296	Visa, Inc., Class A	56,358
25	WEX, Inc.(a)	3,959

		145,674

	Leisure Products — 0.0%
115	Callaway Golf Co.	2,191

	Life Sciences Tools & Services — 0.5%
20	Agilent Technologies, Inc.	1,927
33	Illumina, Inc.(a)	12,611
9	IQVIA Holdings, Inc.(a)	1,425
1	Mettler-Toledo International, Inc.(a)	935
61	NeoGenomics, Inc.(a)	2,332
46	Repligen Corp.(a)	6,942
21	Thermo Fisher Scientific, Inc.	8,693
7	Waters Corp.(a)	1,492

		36,357

	Machinery — 1.6%
62	AGCO Corp.	4,069
145	Caterpillar, Inc.	19,268
93	Cummins, Inc.	17,973
142	Deere & Co.	25,036
55	Flowserve Corp.	1,533
12	Illinois Tool Works, Inc.	2,220
81	ITT, Inc.	4,676
106	Kennametal, Inc.	2,858
64	Oshkosh Corp.	5,038
112	Parker-Hannifin Corp.	20,039
19	Proto Labs, Inc.(a)	2,282
79	Terex Corp.	1,489
70	Toro Co. (The)	4,995

		111,476

	Media — 0.8%
4	Cable One, Inc.	7,290
27	Charter Communications, Inc., Class A(a)	15,660
502	Comcast Corp., Class A	21,486
17	Discovery, Inc., Series C(a)	322
60	Fox Corp., Class A	1,546
38	Interpublic Group of Cos., Inc. (The)	686
89	New York Times Co. (The), Class A	4,106
51	Omnicom Group, Inc.	2,740
64	ViacomCBS, Inc., Class B	1,669

		55,505

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Metals & Mining — 0.2%
143	Commercial Metals Co.	$2,957
8	Nucor Corp.	336
62	Reliance Steel & Aluminum Co.	6,092
42	Royal Gold, Inc.	5,877

		15,262

	Multi-Utilities — 0.2%
65	Consolidated Edison, Inc.	4,994
26	DTE Energy Co.	3,007
16	Sempra Energy	1,991
16	WEC Energy Group, Inc.	1,524

		11,516

	Multiline Retail — 0.1%
364	Macy’s, Inc.	2,206
54	Target Corp.	6,797

		9,003

	Oil, Gas & Consumable Fuels — 0.6%
833	Apache Corp.	12,787
78	Concho Resources, Inc.	4,098
68	Devon Energy Corp.	713
78	Diamondback Energy, Inc.	3,109
281	EOG Resources, Inc.	13,165
148	EQT Corp.	2,149
354	Marathon Oil Corp.	1,943
110	Noble Energy, Inc.	1,099
68	ONEOK, Inc.	1,898
426	Southwestern Energy Co.(a)	1,035
34	Valero Energy Corp.	1,912
76	World Fuel Services Corp.	1,788

		45,696

	Paper & Forest Products — 0.0%
106	Louisiana-Pacific Corp.	3,357

	Personal Products — 0.0%
10	Estee Lauder Cos., Inc. (The), Class A	1,975

	Pharmaceuticals — 1.0%
64	Bristol-Myers Squibb Co.	3,754
78	Catalent, Inc.(a)	6,813
41	Eli Lilly & Co.	6,162
95	Merck & Co., Inc.	7,623
117	Novartis AG, Sponsored ADR	9,610
87	Novo Nordisk A/S, Sponsored ADR	5,684
20	Perrigo Co. PLC	1,060
226	Pfizer, Inc.	8,697
494	Roche Holding AG, Sponsored ADR	21,291

		70,694

	Professional Services — 0.2%
67	Exponent, Inc.	5,632
24	Insperity, Inc.	1,605
65	Korn Ferry	1,827
41	ManpowerGroup, Inc.	2,820
22	Nielsen Holdings PLC	317
28	Verisk Analytics, Inc.	5,284

		17,485

	Real Estate Management & Development — 0.1%
44	CBRE Group, Inc., Class A(a)	1,928
33	Jones Lang LaSalle, Inc.	3,264

		5,192

	REITs – Apartments — 0.2%
120	American Campus Communities, Inc.	4,277
81	Camden Property Trust	7,356
	REITs – Apartments — continued
13	Equity Residential	$697

		12,330

	REITs – Diversified — 0.1%
17	Crown Castle International Corp.	2,834
13	Digital Realty Trust, Inc.	2,087
61	Weyerhaeuser Co.	1,696

		6,617

	REITs – Health Care — 0.0%
27	Ventas, Inc.	1,036
13	Welltower, Inc.	696

		1,732

	REITs – Hotels — 0.1%
98	Host Hotels & Resorts, Inc.	1,056
344	Park Hotels & Resorts, Inc.	2,845

		3,901

	REITs – Mortgage — 0.0%
84	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,943

	REITs – Office Property — 0.3%
16	Boston Properties, Inc.	1,426
180	Corporate Office Properties Trust	4,766
207	Douglas Emmett, Inc.	6,032
276	Easterly Government Properties, Inc.	6,748
89	Kilroy Realty Corp.	5,186

		24,158

	REITs – Shopping Centers — 0.1%
491	Brixmor Property Group, Inc.	5,651

	REITs – Storage — 0.0%
24	Iron Mountain, Inc.	677

	REITs – Warehouse/Industrials — 0.1%
57	CyrusOne, Inc.	4,755

	Road & Rail — 0.7%
196	CSX Corp.	13,983
92	Kansas City Southern	15,810
22	Norfolk Southern Corp.	4,229
53	Ryder System, Inc.	1,941
72	Union Pacific Corp.	12,481

		48,444

	Semiconductors & Semiconductor Equipment — 1.6%
17	Advanced Micro Devices, Inc.(a)	1,316
66	Applied Materials, Inc.	4,246
37	Cabot Microelectronics Corp.	5,577
68	Cirrus Logic, Inc.(a)	4,660
51	Cree, Inc.(a)	3,515
48	Enphase Energy, Inc.(a)	2,897
212	First Solar, Inc.(a)	12,625
88	Ichor Holdings Ltd.(a)	2,888
140	Intel Corp.	6,682
93	NVIDIA Corp.	39,487
147	QUALCOMM, Inc.	15,525
52	Silicon Laboratories, Inc.(a)	5,227
39	Texas Instruments, Inc.	4,974
18	Universal Display Corp.	3,140

		112,759

	Software — 2.9%
33	Adobe, Inc.(a)	14,663
166	Autodesk, Inc.(a)	39,247
39	Blackbaud, Inc.	2,439
57	Bottomline Technologies, Inc.(a)	2,751

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Software — continued
49	Ceridian HCM Holding, Inc.(a)	$3,836
10	Citrix Systems, Inc.	1,428
19	Fair Isaac Corp.(a)	8,345
32	LogMeIn, Inc.	2,746
178	Microsoft Corp.	36,492
36	NortonLifeLock, Inc.	772
578	Oracle Corp.	32,050
49	PTC, Inc.(a)	4,192
36	Qualys, Inc.(a)	4,445
130	salesforce.com, Inc.(a)	25,331
5	Tyler Technologies, Inc.(a)	1,786
151	Workday, Inc., Class A(a)	27,319

		207,842

	Specialty Retail — 0.8%
40	Aaron’s, Inc.	2,087
117	American Eagle Outfitters, Inc.	1,170
44	Asbury Automotive Group, Inc.(a)	4,407
13	Best Buy Co., Inc.	1,295
23	Five Below, Inc.(a)	2,505
61	Home Depot, Inc. (The)	16,195
31	Lithia Motors, Inc., Class A	7,104
35	Lowe’s Cos., Inc.	5,212
35	Monro, Inc.	1,970
86	Tiffany & Co.	10,781
43	TJX Cos., Inc. (The)	2,235
44	Williams-Sonoma, Inc.	3,833

		58,794

	Technology Hardware, Storage & Peripherals — 0.4%
38	Apple, Inc.	16,151
164	Hewlett Packard Enterprise Co.	1,619
250	HP, Inc.	4,395
110	NCR Corp.(a)	2,027
33	NetApp, Inc.	1,462
16	Seagate Technology PLC	724

		26,378

	Textiles, Apparel & Luxury Goods — 0.3%
26	Deckers Outdoor Corp.(a)	5,440
54	NIKE, Inc., Class B	5,271
878	Under Armour, Inc., Class A(a)	9,237
101	Wolverine World Wide, Inc.	2,428

		22,376

	Thrifts & Mortgage Finance — 0.1%
392	New York Community Bancorp, Inc.	4,128

	Trading Companies & Distributors — 0.3%
182	Fastenal Co.	8,561
33	GATX Corp.	2,013
21	W.W. Grainger, Inc.	7,172

		17,746

	Water Utilities — 0.2%
83	American Water Works Co., Inc.	12,224
109	Essential Utilities, Inc.	4,943

		17,167

	Wireless Telecommunication Services — 0.1%
75	Shenandoah Telecommunications Co.	3,770
59	T-Mobile US, Inc.(a)	6,336

		10,106

	Total Common Stocks (Identified Cost $2,718,409)	2,890,273

Principal Amount	Description	Value (†)
Bonds and Notes — 16.8%
	Agency Commercial Mortgage-Backed Securities — 0.1%
$5,694	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	$5,745

	Automotive — 0.3%
10,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	10,827
8,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	8,258

		19,085

	Banking — 2.6%
10,000	American Express Co., 3.700%, 8/03/2023	10,899
10,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	10,355
9,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	9,155
9,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	9,925
6,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	6,560
10,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	10,730
9,000	Capital One Financial Corp., 3.300%, 10/30/2024	9,821
9,000	Citigroup, Inc., 4.600%, 3/09/2026	10,443
5,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	5,261
4,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	4,068
10,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	11,152
11,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	11,908
11,000	KeyCorp, MTN, 2.250%, 4/06/2027	11,744
9,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	10,036
11,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	12,131
5,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,360
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	4,287
10,000	Truist Bank, 3.200%, 4/01/2024	10,966
10,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	10,860
10,000	Westpac Banking Corp., 2.350%, 2/19/2025	10,707

		186,368

	Brokerage — 0.4%
11,000	BlackRock, Inc., 2.400%, 4/30/2030	12,268
12,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	13,907

		26,175

	Cable Satellite — 0.2%
11,000	Comcast Corp., 3.000%, 2/01/2024	11,929

	Construction Machinery — 0.2%
7,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	7,045
9,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	9,306

		16,351

	Consumer Cyclical Services — 0.2%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	6,493
10,000	eBay, Inc., 3.800%, 3/09/2022	10,505

		16,998

	Electric — 0.6%
9,000	Duke Energy Corp., 3.750%, 4/15/2024	9,957
6,000	Exelon Corp., 4.050%, 4/15/2030	7,198
11,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	11,860
9,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	10,127

		39,142

	Finance Companies — 0.1%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	5,956

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Principal Amount	Description	Value (†)
	Financial Other — 0.1%
$10,000	ORIX Corp., 2.900%, 7/18/2022	$10,391

	Food & Beverage — 0.5%
11,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	11,425
10,000	General Mills, Inc., 4.000%, 4/17/2025	11,440
11,000	Mondelez International, Inc., 2.750%, 4/13/2030	12,213

		35,078

	Government Owned – No Guarantee — 0.4%
17,000	Federal National Mortgage Association, 6.625%, 11/15/2030	26,435

	Health Insurance — 0.3%
10,000	Anthem, Inc., 4.101%, 3/01/2028	11,936
8,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	11,935

		23,871

	Healthcare — 0.7%
3,000	Cigna Corp., 3.750%, 7/15/2023	3,269
10,000	CVS Health Corp., 4.300%, 3/25/2028	11,880
6,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	6,363
10,000	McKesson Corp., 3.950%, 2/16/2028	11,731
6,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	6,661
6,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	6,378

		46,282

	Independent Energy — 0.1%
9,000	EQT Corp., 3.000%, 10/01/2022	8,931

	Integrated Energy — 0.5%
9,000	BP Capital Markets PLC, 3.814%, 2/10/2024	9,941
12,000	Exxon Mobil Corp., 2.992%, 3/19/2025	13,201
8,000	Shell International Finance BV, 6.375%, 12/15/2038	12,591

		35,733

	Life Insurance — 0.2%
10,000	American International Group, Inc., 3.400%, 6/30/2030	11,208
6,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	6,253

		17,461

	Media Entertainment — 0.1%
6,000	ViacomCBS, Inc., 4.750%, 5/15/2025	6,909

	Midstream — 0.3%
11,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	11,602
9,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	9,897

		21,499

	Mortgage Related — 2.5%
80,111	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	84,564
60,530	FNMA, 3.500%, with various maturities in 2049(c)	63,745
18,788	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	19,961
9,143	FNMA, 4.500%, with various maturities from 2048 to 2049(c)	9,827

		178,097

	Oil Field Services — 0.1%
10,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	10,463

	Pharmaceuticals — 0.3%
11,000	AbbVie, Inc., 3.600%, 5/14/2025	12,302
10,000	Amgen, Inc., 2.650%, 5/11/2022	10,384

		22,686

	Railroads — 0.2%
10,000	CSX Corp., 2.600%, 11/01/2026	11,059

	REITs – Office Property — 0.1%
$5,000	Boston Properties LP, 2.750%, 10/01/2026	$5,439

	Restaurants — 0.2%
11,000	Starbucks Corp., 3.800%, 8/15/2025	12,594

	Technology — 1.2%
11,000	Apple, Inc., 2.500%, 2/09/2025	11,941
4,000	Broadcom, Inc., 4.110%, 9/15/2028, 144A	4,515
5,000	HP, Inc., 3.000%, 6/17/2027	5,385
6,000	Intel Corp., 2.450%, 11/15/2029	6,623
10,000	International Business Machines Corp., 4.000%, 6/20/2042	12,536
6,000	NVIDIA Corp., 2.850%, 4/01/2030	6,719
10,000	Oracle Corp., 2.950%, 5/15/2025	11,038
11,000	QUALCOMM, Inc., 3.450%, 5/20/2025	12,364
10,000	VMware, Inc., 2.950%, 8/21/2022	10,441

		81,562

	Treasuries — 3.8%
11,000	U.S. Treasury Bond, 2.500%, 5/15/2046	14,255
27,000	U.S. Treasury Bond, 2.875%, 11/15/2046	37,453
30,000	U.S. Treasury Bond, 3.000%, 5/15/2045	41,964
11,000	U.S. Treasury Bond, 3.000%, 2/15/2048	15,733
11,000	U.S. Treasury Bond, 3.000%, 2/15/2049	15,869
7,000	U.S. Treasury Bond, 4.250%, 11/15/2040	11,255
7,000	U.S. Treasury Bond, 4.375%, 5/15/2041	11,472
4,000	U.S. Treasury Bond, 4.500%, 2/15/2036	6,236
34,000	U.S. Treasury Note, 1.125%, 9/30/2021	34,390
39,000	U.S. Treasury Note, 1.625%, 8/31/2022	40,219
40,000	U.S. Treasury Note, 2.125%, 12/31/2022	41,931

		270,777

	Wireless — 0.2%
9,000	Vodafone Group PLC, 6.150%, 2/27/2037	13,291

	Wirelines — 0.3%
11,000	AT&T, Inc., 3.400%, 5/15/2025	12,236
10,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.492%, 5/15/2025(d)	10,234

		22,470

	Total Bonds and Notes (Identified Cost $1,123,560)	1,188,777

Shares
Exchange-Traded Funds — 10.2%
7,348	iShares® ESG MSCI EAFE ETF	455,135
7,549	iShares® ESG MSCI Emerging Markets ETF	264,593

	Total Exchange-Traded Funds (Identified Cost $702,798)	719,728

Affiliated Mutual Funds — 29.5%
29,087	Loomis Sayles Inflation Protected Securities Fund, Class N	343,226
43,200	Loomis Sayles Limited Term Government and Agency Fund, Class N	500,251
50,279	Mirova Global Green Bond Fund, Class N	544,521
54,766	Mirova International Sustainable Equity Fund, Class N	703,738

	Total Affiliated Mutual Funds (Identified Cost $1,938,119)	2,091,736

	Total Investments — 97.3% (Identified Cost $6,482,886)	6,890,514
	Other assets less liabilities — 2.7%	192,541

	Net Assets — 100.0%	$7,083,055

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of July 31, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of July 31, 2020 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the value of Rule 144A holdings amounted to $4,515 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2020 (Unaudited)

Equity	60.9%
Fixed Income	36.4

Total Investments	97.3
Other assets less liabilities	2.7

Net Assets	100.0%

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)
Common Stocks — 46.1% of Net Assets
	Aerospace & Defense — 0.5%
32	Axon Enterprise, Inc.(a)	$2,660
148	Boeing Co. (The)	23,384
57	General Dynamics Corp.	8,364
46	Moog, Inc., Class A	2,471
67	Raytheon Technologies Corp.	3,798

		40,677

	Air Freight & Logistics — 0.5%
332	Expeditors International of Washington, Inc.	28,057
51	United Parcel Service, Inc., Class B	7,281

		35,338

	Airlines — 0.0%
18	Delta Air Lines, Inc.	450
225	Hawaiian Holdings, Inc.	2,675

		3,125

	Auto Components — 0.2%
161	Aptiv PLC	12,518
23	BorgWarner, Inc.	842
41	Visteon Corp.(a)	2,977

		16,337

	Automobiles — 0.3%
604	General Motors Co.	15,033
43	Thor Industries, Inc.	4,902

		19,935

	Banks — 2.1%
119	Ameris Bancorp	2,746
211	BancorpSouth Bank	4,416
1,103	Bank of America Corp.	27,443
458	Cadence BanCorp	3,577
534	Citigroup, Inc.	26,705
281	Citizens Financial Group, Inc.	6,972
161	Columbia Banking System, Inc.	4,658
11	Comerica, Inc.	424
103	Cullen/Frost Bankers, Inc.	7,422
369	Fulton Financial Corp.	3,579
276	Huntington Bancshares, Inc.	2,559
188	International Bancshares Corp.	5,719
462	KeyCorp	5,549
31	M&T Bank Corp.	3,284
683	People’s United Financial, Inc.	7,370
101	PNC Financial Services Group, Inc. (The)	10,774
184	Regions Financial Corp.	1,998
170	TCF Financial Corp.	4,673
166	Truist Financial Corp.	6,218
290	Trustmark Corp.	6,531
469	Wells Fargo & Co.	11,378
78	Wintrust Financial Corp.	3,338
150	Zions Bancorp N.A.	4,870

		162,203

	Beverages — 1.1%
255	Coca-Cola Co. (The)	12,046
124	Constellation Brands, Inc., Class A	22,097
524	Monster Beverage Corp.(a)	41,124
79	PepsiCo, Inc.	10,875

		86,142

	Biotechnology — 1.4%
83	AbbVie, Inc.	7,878
52	Amgen, Inc.	12,723
17	Biogen, Inc.(a)	4,670
	Biotechnology — continued
135	BioMarin Pharmaceutical, Inc.(a)	$16,174
134	Gilead Sciences, Inc.	9,317
29	Ligand Pharmaceuticals, Inc.(a)	3,398
75	Regeneron Pharmaceuticals, Inc.(a)	47,405
12	Vertex Pharmaceuticals, Inc.(a)	3,264

		104,829

	Building Products — 0.3%
208	Johnson Controls International PLC	8,004
30	Lennox International, Inc.	8,044
91	Owens Corning	5,503

		21,551

	Capital Markets — 3.2%
16	Ameriprise Financial, Inc.	2,458
607	Bank of New York Mellon Corp. (The)	21,761
22	BlackRock, Inc.	12,650
662	Charles Schwab Corp. (The)	21,945
28	CME Group, Inc.	4,653
76	FactSet Research Systems, Inc.	26,319
75	Franklin Resources, Inc.	1,579
79	Goldman Sachs Group, Inc. (The)	15,639
69	Intercontinental Exchange, Inc.	6,678
21	Invesco Ltd.	211
152	Janus Henderson Group PLC	3,175
160	Legg Mason, Inc.	7,998
86	Moody’s Corp.	24,192
51	MSCI, Inc.	19,175
73	Northern Trust Corp.	5,720
67	S&P Global, Inc.	23,467
282	SEI Investments Co.	14,757
388	State Street Corp.	24,750
9	T. Rowe Price Group, Inc.	1,243

		238,370

	Chemicals — 0.6%
33	DuPont de Nemours, Inc.	1,765
62	Ecolab, Inc.	11,599
82	HB Fuller Co.	3,718
59	Innospec, Inc.	4,435
65	Linde PLC	15,932
70	Minerals Technologies, Inc.	3,281
40	Stepan Co.	4,368

		45,098

	Commercial Services & Supplies — 0.2%
76	Healthcare Services Group, Inc.	1,991
42	MSA Safety, Inc.	4,978
62	Tetra Tech, Inc.	5,496

		12,465

	Communications Equipment — 0.6%
100	Ciena Corp.(a)	5,951
623	Cisco Systems, Inc.	29,343
10	F5 Networks, Inc.(a)	1,359
53	InterDigital, Inc.	3,181
56	Lumentum Holdings, Inc.(a)	5,199
23	Motorola Solutions, Inc.	3,215

		48,248

	Construction & Engineering — 0.1%
189	AECOM(a)	6,840
233	Fluor Corp.	2,374

		9,214

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Consumer Finance — 0.9%
1,143	Ally Financial, Inc.	$22,974
193	American Express Co.	18,011
378	Capital One Financial Corp.	24,116

		65,101

	Containers & Packaging — 0.1%
59	Ball Corp.	4,344
56	International Paper Co.	1,948
296	O-I Glass, Inc.	3,091

		9,383

	Distributors — 0.2%
47	Genuine Parts Co.	4,237
30	POOL CORP.	9,501

		13,738

	Diversified Consumer Services — 0.1%
125	Service Corp. International	5,420

	Diversified Telecommunication Services — 0.2%
218	AT&T, Inc.	6,449
117	Verizon Communications, Inc.	6,725

		13,174

	Electric Utilities — 0.5%
157	American Electric Power Co., Inc.	13,640
20	Edison International	1,114
39	Eversource Energy	3,513
24	FirstEnergy Corp.	696
56	IDACORP, Inc.	5,222
46	NextEra Energy, Inc.	12,912
44	PPL Corp.	1,171

		38,268

	Electrical Equipment — 0.4%
22	Acuity Brands, Inc.	2,180
35	Eaton Corp. PLC	3,260
38	Hubbell, Inc.	5,129
313	Sunrun, Inc.(a)	11,484
427	Vivint Solar, Inc.(a)	8,685

		30,738

	Electronic Equipment, Instruments & Components — 0.6%
106	Avnet, Inc.	2,832
108	Cognex Corp.	7,222
24	Coherent, Inc.(a)	3,332
44	Corning, Inc.	1,364
74	Itron, Inc.(a)	5,148
21	Littelfuse, Inc.	3,731
21	Rogers Corp.(a)	2,503
146	TE Connectivity Ltd.	13,004
128	Trimble, Inc.(a)	5,697
191	Vishay Intertechnology, Inc.	2,997

		47,830

	Energy Equipment & Services — 0.2%
812	Archrock, Inc.	5,408
132	Baker Hughes Co.	2,045
109	National Oilwell Varco, Inc.	1,254
470	Schlumberger Ltd.	8,526
67	TechnipFMC PLC	538

		17,771

	Entertainment — 1.4%
44	Activision Blizzard, Inc.	3,636
82	Cinemark Holdings, Inc.	970
88	Electronic Arts, Inc.(a)	12,462
	Entertainment — continued
83	Netflix, Inc.(a)	$40,577
35	Take-Two Interactive Software, Inc.(a)	5,741
356	Walt Disney Co. (The)	41,631

		105,017

	Food & Staples Retailing — 0.2%
92	Kroger Co. (The)	3,201
255	SpartanNash Co.	5,361
33	Sysco Corp.	1,744
202	Walgreens Boots Alliance, Inc.	8,223

		18,529

	Food Products — 0.4%
86	Campbell Soup Co.	4,263
64	General Mills, Inc.	4,049
110	Hain Celestial Group, Inc. (The)(a)	3,738
86	Hormel Foods Corp.	4,374
56	Ingredion, Inc.	4,844
18	J.M. Smucker Co. (The)	1,968
32	Kellogg Co.	2,208
9	McCormick & Co., Inc.	1,754

		27,198

	Gas Utilities — 0.2%
113	New Jersey Resources Corp.	3,510
64	ONE Gas, Inc.	4,845
125	South Jersey Industries, Inc.	2,916
135	UGI Corp.	4,501

		15,772

	Health Care Equipment & Supplies — 0.8%
5	Becton Dickinson & Co.	1,407
28	Boston Scientific Corp.(a)	1,080
10	Cooper Cos., Inc. (The)	2,829
19	DENTSPLY SIRONA, Inc.	847
5	DexCom, Inc.(a)	2,178
15	Edwards Lifesciences Corp.(a)	1,176
59	Globus Medical, Inc., Class A(a)	2,843
31	Haemonetics Corp.(a)	2,717
56	Hill-Rom Holdings, Inc.	5,444
30	Hologic, Inc.(a)	2,093
18	Intuitive Surgical, Inc.(a)	12,338
139	Meridian Bioscience, Inc.(a)	3,404
42	Merit Medical Systems, Inc.(a)	1,878
16	Quidel Corp.(a)	4,520
7	STERIS PLC	1,117
5	Stryker Corp.	967
37	Varian Medical Systems, Inc.(a)	5,281
30	West Pharmaceutical Services, Inc.	8,066

		60,185

	Health Care Providers & Services — 1.9%
63	Acadia Healthcare Co., Inc.(a)	1,878
20	Amedisys, Inc.(a)	4,683
11	Anthem, Inc.	3,012
41	BioTelemetry, Inc.(a)	1,745
108	Centene Corp.(a)	7,047
15	Chemed Corp.	7,383
18	Cigna Corp.	3,108
339	CVS Health Corp.	21,337
22	DaVita, Inc.(a)	1,923
54	Encompass Health Corp.	3,676
187	HCA Healthcare, Inc.	23,682
36	Henry Schein, Inc.(a)	2,474
69	Humana, Inc.	27,079

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
29	Laboratory Corp. of America Holdings(a)	$5,595
220	MEDNAX, Inc.(a)	4,396
102	Patterson Cos., Inc.	2,709
43	Quest Diagnostics, Inc.	5,464
44	UnitedHealth Group, Inc.	13,322

		140,513

	Health Care Technology — 0.3%
192	Allscripts Healthcare Solutions, Inc.(a)	1,728
256	Cerner Corp.	17,779
104	HMS Holdings Corp.(a)	3,380

		22,887

	Hotels, Restaurants & Leisure — 1.1%
52	Dine Brands Global, Inc.	2,362
58	Dunkin’ Brands Group, Inc.	3,986
183	Hilton Worldwide Holdings, Inc.	13,734
35	Jack in the Box, Inc.	2,874
37	Marriott Vacations Worldwide Corp.	3,133
11	McDonald’s Corp.	2,137
869	MGM Resorts International	13,982
216	Starbucks Corp.	16,531
212	Wendy’s Co. (The)	4,914
264	Yum China Holdings, Inc.	13,527
92	Yum! Brands, Inc.	8,377

		85,557

	Household Durables — 0.3%
170	KB Home	5,719
131	Meritage Homes Corp.(a)	12,992
228	Taylor Morrison Home Corp.(a)	5,347

		24,058

	Household Products — 0.7%
8	Clorox Co. (The)	1,892
256	Colgate-Palmolive Co.	19,763
9	Kimberly-Clark Corp.	1,369
209	Procter & Gamble Co. (The)	27,404

		50,428

	Independent Power & Renewable Electricity Producers — 0.2%
106	AES Corp. (The)	1,614
183	Ormat Technologies, Inc.	10,889

		12,503

	Industrial Conglomerates — 0.2%
31	Carlisle Cos., Inc.	3,691
1,752	General Electric Co.	10,635
10	Honeywell International, Inc.	1,494

		15,820

	Insurance — 1.2%
28	Aflac, Inc.	996
56	Allstate Corp. (The)	5,286
596	American International Group, Inc.	19,155
24	Brighthouse Financial, Inc.(a)	680
83	Chubb Ltd.	10,561
13	eHealth, Inc.(a)	899
98	First American Financial Corp.	4,999
37	Hanover Insurance Group, Inc. (The)	3,770
52	Hartford Financial Services Group, Inc. (The)	2,201
49	Lincoln National Corp.	1,826
35	Marsh & McLennan Cos., Inc.	4,081
16	Progressive Corp. (The)	1,445
102	Prudential Financial, Inc.	6,464
258	Reinsurance Group of America, Inc.	21,994
	Insurance — continued
38	Travelers Cos., Inc. (The)	$4,348

		88,705

	Interactive Media & Services — 2.6%
19	Alphabet, Inc., Class A(a)	28,271
42	Alphabet, Inc., Class C(a)	62,284
333	Facebook, Inc., Class A(a)	84,472
109	Match Group, Inc.(a)	11,194
412	Pinterest, Inc., Class A(a)	14,128

		200,349

	Internet & Direct Marketing Retail — 2.6%
218	Alibaba Group Holding Ltd., Sponsored ADR(a)	54,722
22	Amazon.com, Inc.(a)	69,623
20	Booking Holdings, Inc.(a)	33,243
575	eBay, Inc.	31,786
72	Etsy, Inc.(a)	8,523

		197,897

	IT Services — 2.3%
136	Automatic Data Processing, Inc.	18,076
87	Cognizant Technology Solutions Corp., Class A	5,944
677	DXC Technology Co.	12,125
17	Fiserv, Inc.(a)	1,696
119	Gartner, Inc.(a)	14,832
27	Global Payments, Inc.	4,807
32	International Business Machines Corp.	3,934
83	MasterCard, Inc., Class A	25,608
31	Paychex, Inc.	2,229
42	PayPal Holdings, Inc.(a)	8,235
291	Sabre Corp.	2,200
17	VeriSign, Inc.(a)	3,599
351	Visa, Inc., Class A	66,830
29	WEX, Inc.(a)	4,593

		174,708

	Leisure Products — 0.0%
133	Callaway Golf Co.	2,534

	Life Sciences Tools & Services — 0.6%
25	Agilent Technologies, Inc.	2,408
44	Illumina, Inc.(a)	16,815
15	IQVIA Holdings, Inc.(a)	2,376
2	Mettler-Toledo International, Inc.(a)	1,870
75	NeoGenomics, Inc.(a)	2,867
55	Repligen Corp.(a)	8,300
23	Thermo Fisher Scientific, Inc.	9,521
10	Waters Corp.(a)	2,132

		46,289

	Machinery — 1.8%
71	AGCO Corp.	4,660
181	Caterpillar, Inc.	24,051
113	Cummins, Inc.	21,838
179	Deere & Co.	31,560
67	Flowserve Corp.	1,867
16	Illinois Tool Works, Inc.	2,960
94	ITT, Inc.	5,427
120	Kennametal, Inc.	3,235
75	Oshkosh Corp.	5,904
135	Parker-Hannifin Corp.	24,154
22	Proto Labs, Inc.(a)	2,643
84	Terex Corp.	1,583
82	Toro Co. (The)	5,851

		135,733

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Media — 0.9%
5	Cable One, Inc.	$9,113
32	Charter Communications, Inc., Class A(a)	18,560
600	Comcast Corp., Class A	25,680
31	Discovery, Inc., Series C(a)	588
71	Fox Corp., Class A	1,830
46	Interpublic Group of Cos., Inc. (The)	830
102	New York Times Co. (The), Class A	4,706
63	Omnicom Group, Inc.	3,385
75	ViacomCBS, Inc., Class B	1,955

		66,647

	Metals & Mining — 0.2%
172	Commercial Metals Co.	3,557
12	Nucor Corp.	503
73	Reliance Steel & Aluminum Co.	7,173
47	Royal Gold, Inc.	6,577

		17,810

	Multi-Utilities — 0.2%
89	Consolidated Edison, Inc.	6,838
37	DTE Energy Co.	4,278
24	Sempra Energy	2,987
24	WEC Energy Group, Inc.	2,286

		16,389

	Multiline Retail — 0.1%
437	Macy’s, Inc.	2,648
66	Target Corp.	8,308

		10,956

	Oil, Gas & Consumable Fuels — 0.7%
1,006	Apache Corp.	15,442
94	Concho Resources, Inc.	4,939
113	Devon Energy Corp.	1,185
93	Diamondback Energy, Inc.	3,707
336	EOG Resources, Inc.	15,742
177	EQT Corp.	2,570
465	Marathon Oil Corp.	2,553
156	Noble Energy, Inc.	1,558
95	ONEOK, Inc.	2,651
482	Southwestern Energy Co.(a)	1,171
47	Valero Energy Corp.	2,643
92	World Fuel Services Corp.	2,165

		56,326

	Paper & Forest Products — 0.1%
126	Louisiana-Pacific Corp.	3,990

	Personal Products — 0.0%
11	Estee Lauder Cos., Inc. (The), Class A	2,173

	Pharmaceuticals — 1.1%
74	Bristol-Myers Squibb Co.	4,341
91	Catalent, Inc.(a)	7,948
47	Eli Lilly & Co.	7,064
108	Merck & Co., Inc.	8,666
140	Novartis AG, Sponsored ADR	11,499
108	Novo Nordisk A/S, Sponsored ADR	7,056
24	Perrigo Co. PLC	1,272
260	Pfizer, Inc.	10,005
588	Roche Holding AG, Sponsored ADR	25,343

		83,194

	Professional Services — 0.3%
76	Exponent, Inc.	6,389
29	Insperity, Inc.	1,939
78	Korn Ferry	2,192
	Professional Services — continued
46	ManpowerGroup, Inc.	$3,164
32	Nielsen Holdings PLC	462
36	Verisk Analytics, Inc.	6,793

		20,939

	Real Estate Management & Development — 0.1%
44	CBRE Group, Inc., Class A(a)	1,928
39	Jones Lang LaSalle, Inc.	3,857

		5,785

	REITs – Apartments — 0.2%
138	American Campus Communities, Inc.	4,918
92	Camden Property Trust	8,355
19	Equity Residential	1,019

		14,292

	REITs – Diversified — 0.1%
20	Crown Castle International Corp.	3,334
16	Digital Realty Trust, Inc.	2,569
69	Weyerhaeuser Co.	1,919

		7,822

	REITs – Health Care — 0.0%
44	Ventas, Inc.	1,688
17	Welltower, Inc.	910

		2,598

	REITs – Hotels — 0.1%
112	Host Hotels & Resorts, Inc.	1,207
403	Park Hotels & Resorts, Inc.	3,333

		4,540

	REITs – Mortgage — 0.0%
97	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,398

	REITs – Office Property — 0.4%
20	Boston Properties, Inc.	1,782
207	Corporate Office Properties Trust	5,481
234	Douglas Emmett, Inc.	6,819
311	Easterly Government Properties, Inc.	7,604
104	Kilroy Realty Corp.	6,060

		27,746

	REITs – Shopping Centers — 0.1%
562	Brixmor Property Group, Inc.	6,469

	REITs – Storage — 0.0%
32	Iron Mountain, Inc.	902

	REITs – Warehouse/Industrials — 0.1%
67	CyrusOne, Inc.	5,589

	Road & Rail — 0.7%
221	CSX Corp.	15,766
104	Kansas City Southern	17,872
31	Norfolk Southern Corp.	5,959
57	Ryder System, Inc.	2,088
81	Union Pacific Corp.	14,041

		55,726

	Semiconductors & Semiconductor Equipment — 1.8%
20	Advanced Micro Devices, Inc.(a)	1,549
75	Applied Materials, Inc.	4,825
45	Cabot Microelectronics Corp.	6,782
79	Cirrus Logic, Inc.(a)	5,414
58	Cree, Inc.(a)	3,997
54	Enphase Energy, Inc.(a)	3,259
240	First Solar, Inc.(a)	14,292
107	Ichor Holdings Ltd.(a)	3,512

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
160	Intel Corp.	$7,637
115	NVIDIA Corp.	48,828
168	QUALCOMM, Inc.	17,743
61	Silicon Laboratories, Inc.(a)	6,131
54	Texas Instruments, Inc.	6,888
21	Universal Display Corp.	3,663

		134,520

	Software — 3.3%
37	Adobe, Inc.(a)	16,440
204	Autodesk, Inc.(a)	48,232
47	Blackbaud, Inc.	2,939
65	Bottomline Technologies, Inc.(a)	3,137
56	Ceridian HCM Holding, Inc.(a)	4,384
12	Citrix Systems, Inc.	1,713
22	Fair Isaac Corp.(a)	9,662
37	LogMeIn, Inc.	3,175
206	Microsoft Corp.	42,232
49	NortonLifeLock, Inc.	1,051
692	Oracle Corp.	38,372
56	PTC, Inc.(a)	4,791
41	Qualys, Inc.(a)	5,063
158	salesforce.com, Inc.(a)	30,786
5	Tyler Technologies, Inc.(a)	1,786
189	Workday, Inc., Class A(a)	34,194

		247,957

	Specialty Retail — 0.9%
49	Aaron’s, Inc.	2,557
135	American Eagle Outfitters, Inc.	1,350
51	Asbury Automotive Group, Inc.(a)	5,108
17	Best Buy Co., Inc.	1,693
26	Five Below, Inc.(a)	2,832
73	Home Depot, Inc. (The)	19,381
38	Lithia Motors, Inc., Class A	8,708
41	Lowe’s Cos., Inc.	6,105
37	Monro, Inc.	2,083
98	Tiffany & Co.	12,285
44	TJX Cos., Inc. (The)	2,287
51	Williams-Sonoma, Inc.	4,443

		68,832

	Technology Hardware, Storage & Peripherals — 0.4%
44	Apple, Inc.	18,702
238	Hewlett Packard Enterprise Co.	2,349
328	HP, Inc.	5,766
134	NCR Corp.(a)	2,470
39	NetApp, Inc.	1,728
20	Seagate Technology PLC	904

		31,919

	Textiles, Apparel & Luxury Goods — 0.3%
31	Deckers Outdoor Corp.(a)	6,487
61	NIKE, Inc., Class B	5,954
1,028	Under Armour, Inc., Class A(a)	10,814
121	Wolverine World Wide, Inc.	2,909

		26,164

	Thrifts & Mortgage Finance — 0.1%
451	New York Community Bancorp, Inc.	4,749

	Trading Companies & Distributors — 0.3%
209	Fastenal Co.	9,831
40	GATX Corp.	2,440
23	W.W. Grainger, Inc.	7,855

		20,126

	Water Utilities — 0.3%
103	American Water Works Co., Inc.	$15,169
127	Essential Utilities, Inc.	5,759

		20,928

	Wireless Telecommunication Services — 0.2%
87	Shenandoah Telecommunications Co.	4,373
71	T-Mobile US, Inc.(a)	7,624

		11,997

	Total Common Stocks (Identified Cost $3,312,775)	3,490,120

Principal Amount
Bonds and Notes — 12.5%
	Agency Commercial Mortgage-Backed Securities — 0.1%
$3,796	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	3,830

	Automotive — 0.2%
8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	8,662
6,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	6,193

		14,855

	Banking — 2.1%
10,000	American Express Co., 3.700%, 8/03/2023	10,899
8,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	8,284
9,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	9,155
8,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	8,822
4,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	4,373
9,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	9,657
8,000	Capital One Financial Corp., 3.300%, 10/30/2024	8,730
8,000	Citigroup, Inc., 4.600%, 3/09/2026	9,282
5,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	5,261
3,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	3,051
8,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	8,922
8,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	8,660
10,000	KeyCorp, MTN, 2.250%, 4/06/2027	10,677
8,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	8,921
9,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	9,925
5,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,360
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	4,288
9,000	Truist Bank, 3.200%, 4/01/2024	9,869
9,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	9,774
8,000	Westpac Banking Corp., 2.350%, 2/19/2025	8,566

		162,476

	Brokerage — 0.2%
9,000	BlackRock, Inc., 2.400%, 4/30/2030	10,038
8,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	9,271

		19,309

	Cable Satellite — 0.1%
8,000	Comcast Corp., 3.000%, 2/01/2024	8,676

	Construction Machinery — 0.2%
10,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	10,064
8,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	8,272

		18,336

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Principal Amount	Description	Value (†)
	Consumer Cyclical Services — 0.2%
$5,000	Amazon.com, Inc., 3.875%, 8/22/2037	$6,493
8,000	eBay, Inc., 3.800%, 3/09/2022	8,404

		14,897

	Electric — 0.4%
8,000	Duke Energy Corp., 3.750%, 4/15/2024	8,850
4,000	Exelon Corp., 4.050%, 4/15/2030	4,799
10,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	10,782
8,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	9,002

		33,433

	Finance Companies — 0.1%
4,000	Ares Capital Corp., 3.250%, 7/15/2025	3,971

	Financial Other — 0.1%
8,000	ORIX Corp., 2.900%, 7/18/2022	8,313

	Food & Beverage — 0.4%
8,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	8,309
9,000	General Mills, Inc., 4.000%, 4/17/2025	10,296
8,000	Mondelez International, Inc., 2.750%, 4/13/2030	8,882

		27,487

	Government Owned – No Guarantee — 0.2%
12,000	Federal National Mortgage Association, 6.625%, 11/15/2030	18,660

	Health Insurance — 0.3%
8,000	Anthem, Inc., 4.101%, 3/01/2028	9,549
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	10,443

		19,992

	Healthcare — 0.5%
3,000	Cigna Corp., 3.750%, 7/15/2023	3,268
7,000	CVS Health Corp., 4.300%, 3/25/2028	8,316
4,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	4,242
7,000	McKesson Corp., 3.950%, 2/16/2028	8,212
4,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,441
6,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	6,378

		34,857

	Independent Energy — 0.1%
8,000	EQT Corp., 3.000%, 10/01/2022	7,938

	Integrated Energy — 0.4%
8,000	BP Capital Markets PLC, 3.814%, 2/10/2024	8,836
10,000	Exxon Mobil Corp., 2.992%, 3/19/2025	11,001
7,000	Shell International Finance BV, 6.375%, 12/15/2038	11,017

		30,854

	Life Insurance — 0.2%
8,000	American International Group, Inc., 3.400%, 6/30/2030	8,966
3,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	3,127

		12,093

	Media Entertainment — 0.1%
4,000	ViacomCBS, Inc., 4.750%, 5/15/2025	4,606

	Midstream — 0.2%
9,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	9,492
8,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	8,798

		18,290

	Mortgage Related — 2.0%
8,743	FHLMC, 3.000%, 6/01/2049	9,257
57,647	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	60,875
49,243	FNMA, 3.500%, with various maturities in 2049(c)	51,867
	Mortgage Related — continued
$19,976	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	$21,223
9,618	FNMA, 4.500%, with various maturities from 2048 to 2049(c)	10,329

		153,551

	Oil Field Services — 0.1%
10,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	10,463

	Pharmaceuticals — 0.2%
9,000	AbbVie, Inc., 3.600%, 5/14/2025	10,065
6,000	Amgen, Inc., 2.650%, 5/11/2022	6,231

		16,296

	Railroads — 0.1%
8,000	CSX Corp., 2.600%, 11/01/2026	8,847

	REITs – Office Property — 0.1%
5,000	Boston Properties LP, 2.750%, 10/01/2026	5,439

	Restaurants — 0.1%
6,000	Starbucks Corp., 3.800%, 8/15/2025	6,869

	Technology — 0.9%
9,000	Apple, Inc., 2.500%, 2/09/2025	9,770
4,000	Broadcom, Inc., 4.110%, 9/15/2028, 144A	4,515
4,000	HP, Inc., 3.000%, 6/17/2027	4,308
4,000	Intel Corp., 2.450%, 11/15/2029	4,415
9,000	International Business Machines Corp., 4.000%, 6/20/2042	11,282
3,000	NVIDIA Corp., 2.850%, 4/01/2030	3,360
8,000	Oracle Corp., 2.950%, 5/15/2025	8,830
9,000	QUALCOMM, Inc., 3.450%, 5/20/2025	10,116
10,000	VMware, Inc., 2.950%, 8/21/2022	10,441

		67,037

	Treasuries — 2.5%
8,000	U.S. Treasury Bond, 2.500%, 5/15/2046	10,368
22,000	U.S. Treasury Bond, 2.875%, 11/15/2046	30,517
24,000	U.S. Treasury Bond, 3.000%, 5/15/2045	33,571
8,000	U.S. Treasury Bond, 3.000%, 2/15/2048	11,442
9,000	U.S. Treasury Bond, 3.000%, 2/15/2049	12,984
5,000	U.S. Treasury Bond, 4.250%, 11/15/2040	8,039
6,000	U.S. Treasury Bond, 4.375%, 5/15/2041	9,833
3,000	U.S. Treasury Bond, 4.500%, 2/15/2036	4,677
16,000	U.S. Treasury Note, 1.125%, 9/30/2021	16,184
9,000	U.S. Treasury Note, 1.625%, 8/31/2022	9,281
40,000	U.S. Treasury Note, 2.125%, 12/31/2022	41,931

		188,827

	Wireless — 0.2%
8,000	Vodafone Group PLC, 6.150%, 2/27/2037	11,814

	Wirelines — 0.2%
8,000	AT&T, Inc., 3.400%, 5/15/2025	8,899
7,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.492%, 5/15/2025(d)	7,164

		16,063

	Total Bonds and Notes (Identified Cost $892,882)	948,079

Shares
Exchange-Traded Funds — 11.0%
8,968	iShares® ESG MSCI EAFE ETF	555,478
8,054	iShares® ESG MSCI Emerging Markets ETF	282,293

	Total Exchange-Traded Funds (Identified Cost $820,171)	837,771

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — 27.3%
29,026	Loomis Sayles Inflation Protected Securities Fund, Class N	$342,505
32,036	Loomis Sayles Limited Term Government and Agency Fund, Class N	370,978
41,940	Mirova Global Green Bond Fund, Class N	454,215
70,014	Mirova International Sustainable Equity Fund, Class N	899,684

	Total Affiliated Mutual Funds (Identified Cost $1,922,234)	2,067,382

	Total Investments — 96.9% (Identified Cost $6,948,062)	7,343,352
	Other assets less liabilities — 3.1%	231,687

	Net Assets — 100.0%	$7,575,039

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of July 31, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of July 31, 2020 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the value of Rule 144A holdings amounted to $4,515 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2020 (Unaudited)

Equity	69.0%
Fixed Income	27.9

Total Investments	96.9
Other assets less liabilities	3.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)
Common Stocks — 52.2% of Net Assets
	Aerospace & Defense — 0.6%
36	Axon Enterprise, Inc.(a)	$2,993
152	Boeing Co. (The)	24,016
64	General Dynamics Corp.	9,391
52	Moog, Inc., Class A	2,793
61	Raytheon Technologies Corp.	3,458

		42,651

	Air Freight & Logistics — 0.5%
374	Expeditors International of Washington, Inc.	31,607
50	United Parcel Service, Inc., Class B	7,138

		38,745

	Airlines — 0.0%
15	Delta Air Lines, Inc.	375
245	Hawaiian Holdings, Inc.	2,913

		3,288

	Auto Components — 0.2%
175	Aptiv PLC	13,606
24	BorgWarner, Inc.	878
44	Visteon Corp.(a)	3,195

		17,679

	Automobiles — 0.3%
670	General Motors Co.	16,676
49	Thor Industries, Inc.	5,586

		22,262

	Banks — 2.4%
129	Ameris Bancorp	2,977
243	BancorpSouth Bank	5,086
1,227	Bank of America Corp.	30,528
500	Cadence BanCorp	3,905
595	Citigroup, Inc.	29,756
280	Citizens Financial Group, Inc.	6,947
187	Columbia Banking System, Inc.	5,410
14	Comerica, Inc.	539
117	Cullen/Frost Bankers, Inc.	8,431
403	Fulton Financial Corp.	3,909
334	Huntington Bancshares, Inc.	3,096
214	International Bancshares Corp.	6,510
487	KeyCorp	5,849
28	M&T Bank Corp.	2,967
693	People’s United Financial, Inc.	7,477
99	PNC Financial Services Group, Inc. (The)	10,560
182	Regions Financial Corp.	1,976
195	TCF Financial Corp.	5,360
160	Truist Financial Corp.	5,994
331	Trustmark Corp.	7,454
522	Wells Fargo & Co.	12,664
84	Wintrust Financial Corp.	3,595
163	Zions Bancorp N.A.	5,293

		176,283

	Beverages — 1.3%
236	Coca-Cola Co. (The)	11,149
138	Constellation Brands, Inc., Class A	24,592
582	Monster Beverage Corp.(a)	45,675
73	PepsiCo, Inc.	10,049

		91,465

	Biotechnology — 1.5%
87	AbbVie, Inc.	8,257
52	Amgen, Inc.	12,723
17	Biogen, Inc.(a)	4,670
	Biotechnology — continued
151	BioMarin Pharmaceutical, Inc.(a)	$18,091
134	Gilead Sciences, Inc.	9,317
33	Ligand Pharmaceuticals, Inc.(a)	3,867
80	Regeneron Pharmaceuticals, Inc.(a)	50,566
14	Vertex Pharmaceuticals, Inc.(a)	3,808

		111,299

	Building Products — 0.3%
196	Johnson Controls International PLC	7,542
35	Lennox International, Inc.	9,385
104	Owens Corning	6,289

		23,216

	Capital Markets — 3.5%
14	Ameriprise Financial, Inc.	2,151
657	Bank of New York Mellon Corp. (The)	23,553
22	BlackRock, Inc.	12,650
739	Charles Schwab Corp. (The)	24,498
30	CME Group, Inc.	4,985
74	FactSet Research Systems, Inc.	25,626
81	Franklin Resources, Inc.	1,705
88	Goldman Sachs Group, Inc. (The)	17,420
69	Intercontinental Exchange, Inc.	6,678
25	Invesco Ltd.	251
164	Janus Henderson Group PLC	3,426
181	Legg Mason, Inc.	9,048
95	Moody’s Corp.	26,724
51	MSCI, Inc.	19,175
76	Northern Trust Corp.	5,955
75	S&P Global, Inc.	26,269
313	SEI Investments Co.	16,379
426	State Street Corp.	27,175
8	T. Rowe Price Group, Inc.	1,105

		254,773

	Chemicals — 0.7%
34	DuPont de Nemours, Inc.	1,818
69	Ecolab, Inc.	12,908
96	HB Fuller Co.	4,353
67	Innospec, Inc.	5,036
62	Linde PLC	15,197
76	Minerals Technologies, Inc.	3,563
44	Stepan Co.	4,805

		47,680

	Commercial Services & Supplies — 0.2%
84	Healthcare Services Group, Inc.	2,200
48	MSA Safety, Inc.	5,689
71	Tetra Tech, Inc.	6,294

		14,183

	Communications Equipment — 0.8%
115	Ciena Corp.(a)	6,844
700	Cisco Systems, Inc.	32,970
9	F5 Networks, Inc.(a)	1,223
61	InterDigital, Inc.	3,661
65	Lumentum Holdings, Inc.(a)	6,034
25	Motorola Solutions, Inc.	3,495

		54,227

	Construction & Engineering — 0.1%
216	AECOM(a)	7,817
252	Fluor Corp.	2,568

		10,385

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Consumer Finance — 1.0%
1,265	Ally Financial, Inc.	$25,426
208	American Express Co.	19,411
418	Capital One Financial Corp.	26,668

		71,505

	Containers & Packaging — 0.1%
55	Ball Corp.	4,050
53	International Paper Co.	1,844
321	O-I Glass, Inc.	3,351

		9,245

	Distributors — 0.2%
44	Genuine Parts Co.	3,967
33	POOL CORP.	10,451

		14,418

	Diversified Consumer Services — 0.1%
144	Service Corp. International	6,244

	Diversified Telecommunication Services — 0.2%
237	AT&T, Inc.	7,011
132	Verizon Communications, Inc.	7,587

		14,598

	Electric Utilities — 0.5%
149	American Electric Power Co., Inc.	12,945
21	Edison International	1,169
36	Eversource Energy	3,242
23	FirstEnergy Corp.	667
64	IDACORP, Inc.	5,968
51	NextEra Energy, Inc.	14,316
48	PPL Corp.	1,278

		39,585

	Electrical Equipment — 0.5%
25	Acuity Brands, Inc.	2,477
31	Eaton Corp. PLC	2,887
44	Hubbell, Inc.	5,939
352	Sunrun, Inc.(a)	12,915
480	Vivint Solar, Inc.(a)	9,763

		33,981

	Electronic Equipment, Instruments & Components — 0.7%
115	Avnet, Inc.	3,073
123	Cognex Corp.	8,225
27	Coherent, Inc.(a)	3,748
38	Corning, Inc.	1,178
83	Itron, Inc.(a)	5,774
25	Littelfuse, Inc.	4,441
23	Rogers Corp.(a)	2,741
163	TE Connectivity Ltd.	14,518
146	Trimble, Inc.(a)	6,499
207	Vishay Intertechnology, Inc.	3,248

		53,445

	Energy Equipment & Services — 0.3%
926	Archrock, Inc.	6,167
131	Baker Hughes Co.	2,029
87	National Oilwell Varco, Inc.	1,001
519	Schlumberger Ltd.	9,415
58	TechnipFMC PLC	466

		19,078

	Entertainment — 1.6%
41	Activision Blizzard, Inc.	3,388
104	Cinemark Holdings, Inc.	1,230
98	Electronic Arts, Inc.(a)	13,879
	Entertainment — continued
93	Netflix, Inc.(a)	$45,466
38	Take-Two Interactive Software, Inc.(a)	6,233
373	Walt Disney Co. (The)	43,618

		113,814

	Food & Staples Retailing — 0.3%
86	Kroger Co. (The)	2,992
295	SpartanNash Co.	6,202
40	Sysco Corp.	2,114
209	Walgreens Boots Alliance, Inc.	8,509

		19,817

	Food Products — 0.4%
79	Campbell Soup Co.	3,916
59	General Mills, Inc.	3,733
119	Hain Celestial Group, Inc. (The)(a)	4,044
85	Hormel Foods Corp.	4,323
64	Ingredion, Inc.	5,536
16	J.M. Smucker Co. (The)	1,749
29	Kellogg Co.	2,001
9	McCormick & Co., Inc.	1,754

		27,056

	Gas Utilities — 0.2%
123	New Jersey Resources Corp.	3,820
73	ONE Gas, Inc.	5,526
135	South Jersey Industries, Inc.	3,150
156	UGI Corp.	5,201

		17,697

	Health Care Equipment & Supplies — 0.9%
5	Becton Dickinson & Co.	1,407
35	Boston Scientific Corp.(a)	1,350
9	Cooper Cos., Inc. (The)	2,546
16	DENTSPLY SIRONA, Inc.	714
6	DexCom, Inc.(a)	2,613
15	Edwards Lifesciences Corp.(a)	1,176
64	Globus Medical, Inc., Class A(a)	3,084
33	Haemonetics Corp.(a)	2,893
64	Hill-Rom Holdings, Inc.	6,222
31	Hologic, Inc.(a)	2,163
20	Intuitive Surgical, Inc.(a)	13,709
158	Meridian Bioscience, Inc.(a)	3,869
51	Merit Medical Systems, Inc.(a)	2,281
18	Quidel Corp.(a)	5,084
7	STERIS PLC	1,117
5	Stryker Corp.	967
38	Varian Medical Systems, Inc.(a)	5,423
34	West Pharmaceutical Services, Inc.	9,142

		65,760

	Health Care Providers & Services — 2.1%
70	Acadia Healthcare Co., Inc.(a)	2,087
22	Amedisys, Inc.(a)	5,151
12	Anthem, Inc.	3,286
50	BioTelemetry, Inc.(a)	2,128
104	Centene Corp.(a)	6,786
16	Chemed Corp.	7,875
19	Cigna Corp.	3,281
374	CVS Health Corp.	23,539
22	DaVita, Inc.(a)	1,923
63	Encompass Health Corp.	4,289
204	HCA Healthcare, Inc.	25,834
36	Henry Schein, Inc.(a)	2,474
75	Humana, Inc.	29,434

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
28	Laboratory Corp. of America Holdings(a)	$5,402
256	MEDNAX, Inc.(a)	5,115
114	Patterson Cos., Inc.	3,028
40	Quest Diagnostics, Inc.	5,083
49	UnitedHealth Group, Inc.	14,836

		151,551

	Health Care Technology — 0.4%
244	Allscripts Healthcare Solutions, Inc.(a)	2,196
285	Cerner Corp.	19,793
113	HMS Holdings Corp.(a)	3,673

		25,662

	Hotels, Restaurants & Leisure — 1.3%
56	Dine Brands Global, Inc.	2,544
67	Dunkin’ Brands Group, Inc.	4,605
204	Hilton Worldwide Holdings, Inc.	15,310
40	Jack in the Box, Inc.	3,284
40	Marriott Vacations Worldwide Corp.	3,387
14	McDonald’s Corp.	2,720
981	MGM Resorts International	15,784
239	Starbucks Corp.	18,291
246	Wendy’s Co. (The)	5,702
293	Yum China Holdings, Inc.	15,013
108	Yum! Brands, Inc.	9,834

		96,474

	Household Durables — 0.4%
194	KB Home	6,526
145	Meritage Homes Corp.(a)	14,381
265	Taylor Morrison Home Corp.(a)	6,214

		27,121

	Household Products — 0.7%
8	Clorox Co. (The)	1,892
274	Colgate-Palmolive Co.	21,153
8	Kimberly-Clark Corp.	1,216
209	Procter & Gamble Co. (The)	27,404

		51,665

	Independent Power & Renewable Electricity Producers — 0.2%
96	AES Corp. (The)	1,462
206	Ormat Technologies, Inc.	12,257

		13,719

	Industrial Conglomerates — 0.2%
33	Carlisle Cos., Inc.	3,929
1,943	General Electric Co.	11,794
10	Honeywell International, Inc.	1,494

		17,217

	Insurance — 1.3%
35	Aflac, Inc.	1,245
55	Allstate Corp. (The)	5,192
665	American International Group, Inc.	21,373
24	Brighthouse Financial, Inc.(a)	680
79	Chubb Ltd.	10,052
17	eHealth, Inc.(a)	1,175
112	First American Financial Corp.	5,713
43	Hanover Insurance Group, Inc. (The)	4,381
63	Hartford Financial Services Group, Inc. (The)	2,666
54	Lincoln National Corp.	2,013
32	Marsh & McLennan Cos., Inc.	3,731
18	Progressive Corp. (The)	1,626
106	Prudential Financial, Inc.	6,717
289	Reinsurance Group of America, Inc.	24,637
	Insurance — continued
38	Travelers Cos., Inc. (The)	$4,348

		95,549

	Interactive Media & Services — 3.0%
21	Alphabet, Inc., Class A(a)	31,247
46	Alphabet, Inc., Class C(a)	68,216
366	Facebook, Inc., Class A(a)	92,843
123	Match Group, Inc.(a)	12,632
457	Pinterest, Inc., Class A(a)	15,671

		220,609

	Internet & Direct Marketing Retail — 3.0%
232	Alibaba Group Holding Ltd., Sponsored ADR(a)	58,237
23	Amazon.com, Inc.(a)	72,787
23	Booking Holdings, Inc.(a)	38,229
642	eBay, Inc.	35,490
82	Etsy, Inc.(a)	9,707

		214,450

	IT Services — 2.6%
139	Automatic Data Processing, Inc.	18,474
88	Cognizant Technology Solutions Corp., Class A	6,012
754	DXC Technology Co.	13,504
22	Fiserv, Inc.(a)	2,195
132	Gartner, Inc.(a)	16,452
28	Global Payments, Inc.	4,985
34	International Business Machines Corp.	4,180
92	MasterCard, Inc., Class A	28,385
31	Paychex, Inc.	2,230
46	PayPal Holdings, Inc.(a)	9,019
315	Sabre Corp.	2,381
17	VeriSign, Inc.(a)	3,599
384	Visa, Inc., Class A	73,114
33	WEX, Inc.(a)	5,226

		189,756

	Leisure Products — 0.0%
149	Callaway Golf Co.	2,838

	Life Sciences Tools & Services — 0.7%
23	Agilent Technologies, Inc.	2,216
46	Illumina, Inc.(a)	17,579
13	IQVIA Holdings, Inc.(a)	2,059
1	Mettler-Toledo International, Inc.(a)	935
84	NeoGenomics, Inc.(a)	3,211
61	Repligen Corp.(a)	9,206
26	Thermo Fisher Scientific, Inc.	10,763
10	Waters Corp.(a)	2,131

		48,100

	Machinery — 2.0%
82	AGCO Corp.	5,382
193	Caterpillar, Inc.	25,646
125	Cummins, Inc.	24,157
179	Deere & Co.	31,559
67	Flowserve Corp.	1,867
15	Illinois Tool Works, Inc.	2,775
109	ITT, Inc.	6,293
130	Kennametal, Inc.	3,505
85	Oshkosh Corp.	6,691
148	Parker-Hannifin Corp.	26,480
25	Proto Labs, Inc.(a)	3,003
107	Terex Corp.	2,017
95	Toro Co. (The)	6,778

		146,153

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Media — 1.0%
6	Cable One, Inc.	$10,935
36	Charter Communications, Inc., Class A(a)	20,880
668	Comcast Corp., Class A	28,591
26	Discovery, Inc., Series C(a)	493
88	Fox Corp., Class A	2,268
46	Interpublic Group of Cos., Inc. (The)	830
118	New York Times Co. (The), Class A	5,445
66	Omnicom Group, Inc.	3,546
91	ViacomCBS, Inc., Class B	2,372

		75,360

	Metals & Mining — 0.3%
186	Commercial Metals Co.	3,846
16	Nucor Corp.	671
83	Reliance Steel & Aluminum Co.	8,156
54	Royal Gold, Inc.	7,556

		20,229

	Multi-Utilities — 0.2%
86	Consolidated Edison, Inc.	6,607
33	DTE Energy Co.	3,816
22	Sempra Energy	2,738
21	WEC Energy Group, Inc.	2,001

		15,162

	Multiline Retail — 0.2%
473	Macy’s, Inc.	2,866
69	Target Corp.	8,686

		11,552

	Oil, Gas & Consumable Fuels — 0.8%
1,109	Apache Corp.	17,023
103	Concho Resources, Inc.	5,412
90	Devon Energy Corp.	944
116	Diamondback Energy, Inc.	4,624
375	EOG Resources, Inc.	17,569
191	EQT Corp.	2,773
443	Marathon Oil Corp.	2,432
147	Noble Energy, Inc.	1,469
86	ONEOK, Inc.	2,400
610	Southwestern Energy Co.(a)	1,482
43	Valero Energy Corp.	2,418
98	World Fuel Services Corp.	2,306

		60,852

	Paper & Forest Products — 0.1%
137	Louisiana-Pacific Corp.	4,339

	Personal Products — 0.0%
14	Estee Lauder Cos., Inc. (The), Class A	2,766

	Pharmaceuticals — 1.3%
80	Bristol-Myers Squibb Co.	4,693
104	Catalent, Inc.(a)	9,083
53	Eli Lilly & Co.	7,965
122	Merck & Co., Inc.	9,789
165	Novartis AG, Sponsored ADR	13,553
121	Novo Nordisk A/S, Sponsored ADR	7,905
22	Perrigo Co. PLC	1,167
293	Pfizer, Inc.	11,275
651	Roche Holding AG, Sponsored ADR	28,058

		93,488

	Professional Services — 0.3%
86	Exponent, Inc.	7,229
33	Insperity, Inc.	2,206
88	Korn Ferry	2,473
	Professional Services — continued
50	ManpowerGroup, Inc.	$3,440
43	Nielsen Holdings PLC	621
37	Verisk Analytics, Inc.	6,982

		22,951

	Real Estate Management & Development — 0.1%
53	CBRE Group, Inc., Class A(a)	2,322
45	Jones Lang LaSalle, Inc.	4,451

		6,773

	REITs – Apartments — 0.2%
159	American Campus Communities, Inc.	5,667
105	Camden Property Trust	9,535
20	Equity Residential	1,072

		16,274

	REITs – Diversified — 0.1%
21	Crown Castle International Corp.	3,501
17	Digital Realty Trust, Inc.	2,729
74	Weyerhaeuser Co.	2,058

		8,288

	REITs – Health Care — 0.0%
35	Ventas, Inc.	1,343
20	Welltower, Inc.	1,071

		2,414

	REITs – Hotels — 0.1%
120	Host Hotels & Resorts, Inc.	1,294
472	Park Hotels & Resorts, Inc.	3,903

		5,197

	REITs – Mortgage — 0.1%
109	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,818

	REITs – Office Property — 0.4%
23	Boston Properties, Inc.	2,049
236	Corporate Office Properties Trust	6,249
267	Douglas Emmett, Inc.	7,781
356	Easterly Government Properties, Inc.	8,704
119	Kilroy Realty Corp.	6,934

		31,717

	REITs – Shopping Centers — 0.1%
641	Brixmor Property Group, Inc.	7,378

	REITs – Storage — 0.0%
25	Iron Mountain, Inc.	705

	REITs – Warehouse/Industrials — 0.1%
76	CyrusOne, Inc.	6,340

	Road & Rail — 0.9%
249	CSX Corp.	17,764
117	Kansas City Southern	20,106
30	Norfolk Southern Corp.	5,766
69	Ryder System, Inc.	2,528
91	Union Pacific Corp.	15,775

		61,939

	Semiconductors & Semiconductor Equipment — 2.0%
21	Advanced Micro Devices, Inc.(a)	1,626
82	Applied Materials, Inc.	5,275
50	Cabot Microelectronics Corp.	7,536
91	Cirrus Logic, Inc.(a)	6,236
68	Cree, Inc.(a)	4,687
61	Enphase Energy, Inc.(a)	3,682
274	First Solar, Inc.(a)	16,317
114	Ichor Holdings Ltd.(a)	3,741

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
181	Intel Corp.	$8,639
122	NVIDIA Corp.	51,800
180	QUALCOMM, Inc.	19,010
70	Silicon Laboratories, Inc.(a)	7,036
53	Texas Instruments, Inc.	6,760
24	Universal Display Corp.	4,187

		146,532

	Software — 3.7%
41	Adobe, Inc.(a)	18,217
218	Autodesk, Inc.(a)	51,542
51	Blackbaud, Inc.	3,190
70	Bottomline Technologies, Inc.(a)	3,378
64	Ceridian HCM Holding, Inc.(a)	5,011
12	Citrix Systems, Inc.	1,713
24	Fair Isaac Corp.(a)	10,541
40	LogMeIn, Inc.	3,432
225	Microsoft Corp.	46,127
38	NortonLifeLock, Inc.	815
752	Oracle Corp.	41,698
65	PTC, Inc.(a)	5,561
47	Qualys, Inc.(a)	5,804
164	salesforce.com, Inc.(a)	31,955
6	Tyler Technologies, Inc.(a)	2,144
198	Workday, Inc., Class A(a)	35,822

		266,950

	Specialty Retail — 1.1%
55	Aaron’s, Inc.	2,870
159	American Eagle Outfitters, Inc.	1,590
59	Asbury Automotive Group, Inc.(a)	5,909
16	Best Buy Co., Inc.	1,593
28	Five Below, Inc.(a)	3,050
79	Home Depot, Inc. (The)	20,974
42	Lithia Motors, Inc., Class A	9,624
43	Lowe’s Cos., Inc.	6,403
45	Monro, Inc.	2,534
111	Tiffany & Co.	13,915
53	TJX Cos., Inc. (The)	2,755
59	Williams-Sonoma, Inc.	5,140

		76,357

	Technology Hardware, Storage & Peripherals — 0.5%
49	Apple, Inc.	20,827
236	Hewlett Packard Enterprise Co.	2,329
332	HP, Inc.	5,837
143	NCR Corp.(a)	2,635
47	NetApp, Inc.	2,082
17	Seagate Technology PLC	769

		34,479

	Textiles, Apparel & Luxury Goods — 0.4%
35	Deckers Outdoor Corp.(a)	7,324
69	NIKE, Inc., Class B	6,735
1,112	Under Armour, Inc., Class A(a)	11,698
137	Wolverine World Wide, Inc.	3,294

		29,051

	Thrifts & Mortgage Finance — 0.1%
521	New York Community Bancorp, Inc.	5,486

	Trading Companies & Distributors — 0.3%
236	Fastenal Co.	11,101
45	GATX Corp.	2,745
26	W.W. Grainger, Inc.	8,880

		22,726

	Water Utilities — 0.3%
107	American Water Works Co., Inc.	$15,758
146	Essential Utilities, Inc.	6,621

		22,379

	Wireless Telecommunication Services — 0.2%
100	Shenandoah Telecommunications Co.	5,027
79	T-Mobile US, Inc.(a)	8,483

		13,510

	Total Common Stocks (Identified Cost $3,582,442)	3,790,255

Principal Amount
Bonds and Notes — 8.5%
	Agency Commercial Mortgage-Backed Securities — 0.1%
$3,796	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	3,830

	Automotive — 0.1%
5,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	5,414
5,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	5,161

		10,575

	Banking — 1.3%
5,000	American Express Co., 3.700%, 8/03/2023	5,449
7,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	7,248
6,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	6,103
5,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	5,514
2,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	2,187
5,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	5,365
4,000	Capital One Financial Corp., 3.300%, 10/30/2024	4,365
5,000	Citigroup, Inc., 4.600%, 3/09/2026	5,802
2,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	2,105
2,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	2,034
6,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	6,691
4,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	4,330
6,000	KeyCorp, MTN, 2.250%, 4/06/2027	6,406
5,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	5,575
5,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	5,514
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,144
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,144
6,000	Truist Bank, 3.200%, 4/01/2024	6,580
6,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	6,516
4,000	Westpac Banking Corp., 2.350%, 2/19/2025	4,283

		96,355

	Brokerage — 0.2%
7,000	BlackRock, Inc., 2.400%, 4/30/2030	7,807
6,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	6,953

		14,760

	Cable Satellite — 0.1%
5,000	Comcast Corp., 3.000%, 2/01/2024	5,423

	Construction Machinery — 0.1%
4,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	4,026
4,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	4,136

		8,162

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Principal Amount	Description	Value (†)
	Consumer Cyclical Services — 0.1%
$2,000	Amazon.com, Inc., 3.875%, 8/22/2037	$2,597
5,000	eBay, Inc., 3.800%, 3/09/2022	5,253

		7,850

	Electric — 0.3%
5,000	Duke Energy Corp., 3.750%, 4/15/2024	5,532
2,000	Exelon Corp., 4.050%, 4/15/2030	2,399
7,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	7,547
4,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	4,501

		19,979

	Finance Companies — 0.0%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	1,985

	Financial Other — 0.1%
6,000	ORIX Corp., 2.900%, 7/18/2022	6,235

	Food & Beverage — 0.3%
6,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	6,232
7,000	General Mills, Inc., 4.000%, 4/17/2025	8,008
5,000	Mondelez International, Inc., 2.750%, 4/13/2030	5,551

		19,791

	Government Owned – No Guarantee — 0.2%
9,000	Federal National Mortgage Association, 6.625%, 11/15/2030	13,995

	Health Insurance — 0.2%
6,000	Anthem, Inc., 4.101%, 3/01/2028	7,162
5,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,459

		14,621

	Healthcare — 0.3%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,179
4,000	CVS Health Corp., 4.300%, 3/25/2028	4,752
4,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	4,242
4,000	McKesson Corp., 3.950%, 2/16/2028	4,693
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	2,220
2,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	2,126

		20,212

	Independent Energy — 0.1%
5,000	EQT Corp., 3.000%, 10/01/2022	4,961

	Integrated Energy — 0.2%
5,000	BP Capital Markets PLC, 3.814%, 2/10/2024	5,523
6,000	Exxon Mobil Corp., 2.992%, 3/19/2025	6,600
4,000	Shell International Finance BV, 6.375%, 12/15/2038	6,296

		18,419

	Life Insurance — 0.1%
6,000	American International Group, Inc., 3.400%, 6/30/2030	6,725
2,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	2,084

		8,809

	Media Entertainment — 0.1%
4,000	ViacomCBS, Inc., 4.750%, 5/15/2025	4,606

	Midstream — 0.2%
7,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	7,383
6,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	6,598

		13,981

	Mortgage Related — 1.1%
39,702	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	41,931
26,578	FNMA, 3.500%, with various maturities in 2049(c)	27,991
9,216	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	9,791
	Mortgage Related — continued
$4,770	FNMA, 4.500%, 5/01/2049	$5,123

		84,836

	Oil Field Services — 0.1%
5,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	5,231

	Pharmaceuticals — 0.2%
6,000	AbbVie, Inc., 3.600%, 5/14/2025	6,710
6,000	Amgen, Inc., 2.650%, 5/11/2022	6,231

		12,941

	Railroads — 0.1%
5,000	CSX Corp., 2.600%, 11/01/2026	5,529

	REITs – Office Property — 0.0%
3,000	Boston Properties LP, 2.750%, 10/01/2026	3,263

	Restaurants — 0.1%
5,000	Starbucks Corp., 3.800%, 8/15/2025	5,724

	Technology — 0.6%
5,000	Apple, Inc., 2.500%, 2/09/2025	5,428
4,000	Broadcom, Inc., 4.110%, 9/15/2028, 144A	4,515
2,000	HP, Inc., 3.000%, 6/17/2027	2,154
3,000	Intel Corp., 2.450%, 11/15/2029	3,312
6,000	International Business Machines Corp., 4.000%, 6/20/2042	7,521
2,000	NVIDIA Corp., 2.850%, 4/01/2030	2,240
5,000	Oracle Corp., 2.950%, 5/15/2025	5,519
5,000	QUALCOMM, Inc., 3.450%, 5/20/2025	5,620
7,000	VMware, Inc., 2.950%, 8/21/2022	7,308

		43,617

	Treasuries — 1.9%
5,000	U.S. Treasury Bond, 2.500%, 5/15/2046	6,480
14,000	U.S. Treasury Bond, 2.875%, 11/15/2046	19,420
15,000	U.S. Treasury Bond, 3.000%, 5/15/2045	20,982
6,000	U.S. Treasury Bond, 3.000%, 2/15/2048	8,582
6,000	U.S. Treasury Bond, 3.000%, 2/15/2049	8,656
4,000	U.S. Treasury Bond, 4.250%, 11/15/2040	6,431
4,000	U.S. Treasury Bond, 4.375%, 5/15/2041	6,555
2,000	U.S. Treasury Bond, 4.500%, 2/15/2036	3,118
15,000	U.S. Treasury Note, 1.125%, 9/30/2021	15,172
20,000	U.S. Treasury Note, 1.625%, 8/31/2022	20,625
24,000	U.S. Treasury Note, 2.125%, 12/31/2022	25,159

		141,180

	Wireless — 0.1%
5,000	Vodafone Group PLC, 6.150%, 2/27/2037	7,384

	Wirelines — 0.2%
7,000	AT&T, Inc., 3.400%, 5/15/2025	7,787
5,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.492%, 5/15/2025(d)	5,117

		12,904

	Total Bonds and Notes (Identified Cost $588,467)	617,158

Shares
Exchange-Traded Funds — 12.5%
9,725	iShares® ESG MSCI EAFE ETF	602,366
8,700	iShares® ESG MSCI Emerging Markets ETF	304,935

	Total Exchange-Traded Funds (Identified Cost $881,348)	907,301

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — 23.5%
21,222	Loomis Sayles Inflation Protected Securities Fund, Class N	$250,421
21,064	Loomis Sayles Limited Term Government and Agency Fund, Class N	243,926
26,308	Mirova Global Green Bond Fund, Class N	284,913
72,084	Mirova International Sustainable Equity Fund, Class N	926,284

	Total Affiliated Mutual Funds (Identified Cost $1,542,482)	1,705,544

	Total Investments — 96.7% (Identified Cost $6,594,739)	7,020,258
	Other assets less liabilities — 3.3%	237,675

	Net Assets — 100.0%	$7,257,933

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of July 31, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of July 31, 2020 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the value of Rule 144A holdings amounted to $4,515 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2020 (Unaudited)

Equity	77.5%
Fixed Income	19.2

Total Investments	96.7
Other assets less liabilities	3.3

Net Assets	100.0%

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)
Common Stocks — 55.6% of Net Assets
	Aerospace & Defense — 0.6%
33	Axon Enterprise, Inc.(a)	$2,743
135	Boeing Co. (The)	21,330
53	General Dynamics Corp.	7,777
47	Moog, Inc., Class A	2,525
61	Raytheon Technologies Corp.	3,458

		37,833

	Air Freight & Logistics — 0.6%
320	Expeditors International of Washington, Inc.	27,043
51	United Parcel Service, Inc., Class B	7,281

		34,324

	Airlines — 0.1%
18	Delta Air Lines, Inc.	450
233	Hawaiian Holdings, Inc.	2,770

		3,220

	Auto Components — 0.3%
150	Aptiv PLC	11,662
18	BorgWarner, Inc.	659
42	Visteon Corp.(a)	3,050

		15,371

	Automobiles — 0.3%
561	General Motors Co.	13,963
47	Thor Industries, Inc.	5,358

		19,321

	Banks — 2.6%
124	Ameris Bancorp	2,861
231	BancorpSouth Bank	4,835
1,027	Bank of America Corp.	25,552
475	Cadence BanCorp	3,710
497	Citigroup, Inc.	24,855
279	Citizens Financial Group, Inc.	6,922
176	Columbia Banking System, Inc.	5,092
11	Comerica, Inc.	424
110	Cullen/Frost Bankers, Inc.	7,927
382	Fulton Financial Corp.	3,705
314	Huntington Bancshares, Inc.	2,911
204	International Bancshares Corp.	6,206
450	KeyCorp	5,404
28	M&T Bank Corp.	2,967
657	People’s United Financial, Inc.	7,089
99	PNC Financial Services Group, Inc. (The)	10,560
169	Regions Financial Corp.	1,835
186	TCF Financial Corp.	5,113
155	Truist Financial Corp.	5,806
312	Trustmark Corp.	7,026
437	Wells Fargo & Co.	10,602
81	Wintrust Financial Corp.	3,467
154	Zions Bancorp N.A.	5,000

		159,869

	Beverages — 1.3%
241	Coca-Cola Co. (The)	11,385
115	Constellation Brands, Inc., Class A	20,493
504	Monster Beverage Corp.(a)	39,554
74	PepsiCo, Inc.	10,187

		81,619

	Biotechnology — 1.7%
83	AbbVie, Inc.	7,878
51	Amgen, Inc.	12,478
16	Biogen, Inc.(a)	4,395
	Biotechnology — continued
132	BioMarin Pharmaceutical, Inc.(a)	$15,815
135	Gilead Sciences, Inc.	9,387
30	Ligand Pharmaceuticals, Inc.(a)	3,515
71	Regeneron Pharmaceuticals, Inc.(a)	44,877
13	Vertex Pharmaceuticals, Inc.(a)	3,536

		101,881

	Building Products — 0.4%
196	Johnson Controls International PLC	7,542
33	Lennox International, Inc.	8,849
98	Owens Corning	5,926

		22,317

	Capital Markets — 3.7%
15	Ameriprise Financial, Inc.	2,304
572	Bank of New York Mellon Corp. (The)	20,506
21	BlackRock, Inc.	12,075
623	Charles Schwab Corp. (The)	20,653
27	CME Group, Inc.	4,487
67	FactSet Research Systems, Inc.	23,202
80	Franklin Resources, Inc.	1,684
74	Goldman Sachs Group, Inc. (The)	14,649
67	Intercontinental Exchange, Inc.	6,484
20	Invesco Ltd.	201
156	Janus Henderson Group PLC	3,259
175	Legg Mason, Inc.	8,748
81	Moody’s Corp.	22,785
49	MSCI, Inc.	18,423
70	Northern Trust Corp.	5,485
64	S&P Global, Inc.	22,416
275	SEI Investments Co.	14,391
371	State Street Corp.	23,666
8	T. Rowe Price Group, Inc.	1,105

		226,523

	Chemicals — 0.7%
33	DuPont de Nemours, Inc.	1,765
65	Ecolab, Inc.	12,160
86	HB Fuller Co.	3,899
64	Innospec, Inc.	4,811
62	Linde PLC	15,197
72	Minerals Technologies, Inc.	3,375
44	Stepan Co.	4,805

		46,012

	Commercial Services & Supplies — 0.2%
78	Healthcare Services Group, Inc.	2,043
46	MSA Safety, Inc.	5,452
67	Tetra Tech, Inc.	5,940

		13,435

	Communications Equipment — 0.8%
108	Ciena Corp.(a)	6,427
621	Cisco Systems, Inc.	29,249
8	F5 Networks, Inc.(a)	1,087
55	InterDigital, Inc.	3,301
61	Lumentum Holdings, Inc.(a)	5,663
23	Motorola Solutions, Inc.	3,215

		48,942

	Construction & Engineering — 0.2%
203	AECOM(a)	7,347
239	Fluor Corp.	2,435

		9,782

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Consumer Finance — 1.0%
1,063	Ally Financial, Inc.	$21,366
179	American Express Co.	16,704
351	Capital One Financial Corp.	22,394

		60,464

	Containers & Packaging — 0.2%
55	Ball Corp.	4,049
58	International Paper Co.	2,018
309	O-I Glass, Inc.	3,226

		9,293

	Distributors — 0.2%
43	Genuine Parts Co.	3,876
31	POOL CORP.	9,818

		13,694

	Diversified Consumer Services — 0.1%
137	Service Corp. International	5,940

	Diversified Telecommunication Services — 0.2%
223	AT&T, Inc.	6,596
120	Verizon Communications, Inc.	6,898

		13,494

	Electric Utilities — 0.6%
147	American Electric Power Co., Inc.	12,771
21	Edison International	1,169
36	Eversource Energy	3,243
26	FirstEnergy Corp.	754
61	IDACORP, Inc.	5,688
48	NextEra Energy, Inc.	13,474
47	PPL Corp.	1,251

		38,350

	Electrical Equipment — 0.5%
23	Acuity Brands, Inc.	2,279
34	Eaton Corp. PLC	3,166
42	Hubbell, Inc.	5,669
332	Sunrun, Inc.(a)	12,181
452	Vivint Solar, Inc.(a)	9,194

		32,489

	Electronic Equipment, Instruments & Components — 0.8%
109	Avnet, Inc.	2,912
116	Cognex Corp.	7,757
24	Coherent, Inc.(a)	3,332
43	Corning, Inc.	1,333
78	Itron, Inc.(a)	5,426
22	Littelfuse, Inc.	3,908
22	Rogers Corp.(a)	2,622
136	TE Connectivity Ltd.	12,114
139	Trimble, Inc.(a)	6,187
196	Vishay Intertechnology, Inc.	3,075

		48,666

	Energy Equipment & Services — 0.3%
857	Archrock, Inc.	5,708
135	Baker Hughes Co.	2,091
96	National Oilwell Varco, Inc.	1,105
471	Schlumberger Ltd.	8,544
66	TechnipFMC PLC	530

		17,978

	Entertainment — 1.7%
42	Activision Blizzard, Inc.	3,470
89	Cinemark Holdings, Inc.	1,053
93	Electronic Arts, Inc.(a)	13,171
	Entertainment — continued
80	Netflix, Inc.(a)	$39,110
36	Take-Two Interactive Software, Inc.(a)	5,905
341	Walt Disney Co. (The)	39,877

		102,586

	Food & Staples Retailing — 0.3%
89	Kroger Co. (The)	3,097
278	SpartanNash Co.	5,845
38	Sysco Corp.	2,008
206	Walgreens Boots Alliance, Inc.	8,386

		19,336

	Food Products — 0.4%
79	Campbell Soup Co.	3,916
63	General Mills, Inc.	3,986
115	Hain Celestial Group, Inc. (The)(a)	3,908
84	Hormel Foods Corp.	4,272
61	Ingredion, Inc.	5,277
18	J.M. Smucker Co. (The)	1,968
32	Kellogg Co.	2,208
8	McCormick & Co., Inc.	1,559

		27,094

	Gas Utilities — 0.3%
116	New Jersey Resources Corp.	3,603
69	ONE Gas, Inc.	5,223
131	South Jersey Industries, Inc.	3,056
140	UGI Corp.	4,668

		16,550

	Health Care Equipment & Supplies — 1.0%
5	Becton Dickinson & Co.	1,407
33	Boston Scientific Corp.(a)	1,273
8	Cooper Cos., Inc. (The)	2,263
19	DENTSPLY SIRONA, Inc.	847
6	DexCom, Inc.(a)	2,613
15	Edwards Lifesciences Corp.(a)	1,176
61	Globus Medical, Inc., Class A(a)	2,939
31	Haemonetics Corp.(a)	2,717
60	Hill-Rom Holdings, Inc.	5,833
30	Hologic, Inc.(a)	2,093
18	Intuitive Surgical, Inc.(a)	12,338
148	Meridian Bioscience, Inc.(a)	3,625
46	Merit Medical Systems, Inc.(a)	2,057
18	Quidel Corp.(a)	5,085
7	STERIS PLC	1,117
5	Stryker Corp.	967
33	Varian Medical Systems, Inc.(a)	4,710
32	West Pharmaceutical Services, Inc.	8,604

		61,664

	Health Care Providers & Services — 2.2%
66	Acadia Healthcare Co., Inc.(a)	1,967
21	Amedisys, Inc.(a)	4,917
11	Anthem, Inc.	3,012
45	BioTelemetry, Inc.(a)	1,915
106	Centene Corp.(a)	6,917
15	Chemed Corp.	7,383
18	Cigna Corp.	3,108
322	CVS Health Corp.	20,267
22	DaVita, Inc.(a)	1,923
55	Encompass Health Corp.	3,744
177	HCA Healthcare, Inc.	22,415
37	Henry Schein, Inc.(a)	2,543
66	Humana, Inc.	25,902

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
26	Laboratory Corp. of America Holdings(a)	$5,016
227	MEDNAX, Inc.(a)	4,536
104	Patterson Cos., Inc.	2,762
39	Quest Diagnostics, Inc.	4,956
45	UnitedHealth Group, Inc.	13,625

		136,908

	Health Care Technology — 0.4%
240	Allscripts Healthcare Solutions, Inc.(a)	2,160
246	Cerner Corp.	17,085
109	HMS Holdings Corp.(a)	3,542

		22,787

	Hotels, Restaurants & Leisure — 1.4%
53	Dine Brands Global, Inc.	2,408
59	Dunkin’ Brands Group, Inc.	4,055
170	Hilton Worldwide Holdings, Inc.	12,758
36	Jack in the Box, Inc.	2,956
38	Marriott Vacations Worldwide Corp.	3,217
13	McDonald’s Corp.	2,526
836	MGM Resorts International	13,451
203	Starbucks Corp.	15,535
232	Wendy’s Co. (The)	5,378
251	Yum China Holdings, Inc.	12,861
93	Yum! Brands, Inc.	8,468

		83,613

	Household Durables — 0.4%
185	KB Home	6,223
136	Meritage Homes Corp.(a)	13,489
249	Taylor Morrison Home Corp.(a)	5,839

		25,551

	Household Products — 0.8%
8	Clorox Co. (The)	1,892
255	Colgate-Palmolive Co.	19,686
8	Kimberly-Clark Corp.	1,216
201	Procter & Gamble Co. (The)	26,355

		49,149

	Independent Power & Renewable Electricity Producers — 0.2%
94	AES Corp. (The)	1,432
190	Ormat Technologies, Inc.	11,305

		12,737

	Industrial Conglomerates — 0.2%
31	Carlisle Cos., Inc.	3,692
1,631	General Electric Co.	9,900
9	Honeywell International, Inc.	1,344

		14,936

	Insurance — 1.4%
33	Aflac, Inc.	1,174
54	Allstate Corp. (The)	5,097
555	American International Group, Inc.	17,838
27	Brighthouse Financial, Inc.(a)	765
80	Chubb Ltd.	10,179
15	eHealth, Inc.(a)	1,037
107	First American Financial Corp.	5,458
38	Hanover Insurance Group, Inc. (The)	3,871
59	Hartford Financial Services Group, Inc. (The)	2,497
54	Lincoln National Corp.	2,013
34	Marsh & McLennan Cos., Inc.	3,964
17	Progressive Corp. (The)	1,536
105	Prudential Financial, Inc.	6,654
254	Reinsurance Group of America, Inc.	21,653
	Insurance — continued
35	Travelers Cos., Inc. (The)	$4,005

		87,741

	Interactive Media & Services — 3.1%
19	Alphabet, Inc., Class A(a)	28,271
40	Alphabet, Inc., Class C(a)	59,318
310	Facebook, Inc., Class A(a)	78,638
103	Match Group, Inc.(a)	10,578
386	Pinterest, Inc., Class A(a)	13,236

		190,041

	Internet & Direct Marketing Retail — 3.1%
202	Alibaba Group Holding Ltd., Sponsored ADR(a)	50,706
21	Amazon.com, Inc.(a)	66,458
20	Booking Holdings, Inc.(a)	33,243
560	eBay, Inc.	30,957
77	Etsy, Inc.(a)	9,115

		190,479

	IT Services — 2.7%
124	Automatic Data Processing, Inc.	16,481
90	Cognizant Technology Solutions Corp., Class A	6,149
620	DXC Technology Co.	11,104
20	Fiserv, Inc.(a)	1,996
111	Gartner, Inc.(a)	13,835
27	Global Payments, Inc.	4,806
33	International Business Machines Corp.	4,057
81	MasterCard, Inc., Class A	24,991
30	Paychex, Inc.	2,158
43	PayPal Holdings, Inc.(a)	8,431
298	Sabre Corp.	2,253
17	VeriSign, Inc.(a)	3,599
341	Visa, Inc., Class A	64,926
30	WEX, Inc.(a)	4,751

		169,537

	Leisure Products — 0.0%
134	Callaway Golf Co.	2,553

	Life Sciences Tools & Services — 0.7%
24	Agilent Technologies, Inc.	2,312
40	Illumina, Inc.(a)	15,286
14	IQVIA Holdings, Inc.(a)	2,217
2	Mettler-Toledo International, Inc.(a)	1,870
76	NeoGenomics, Inc.(a)	2,906
58	Repligen Corp.(a)	8,753
25	Thermo Fisher Scientific, Inc.	10,349
9	Waters Corp.(a)	1,918

		45,611

	Machinery — 2.1%
73	AGCO Corp.	4,791
172	Caterpillar, Inc.	22,855
106	Cummins, Inc.	20,486
166	Deere & Co.	29,267
62	Flowserve Corp.	1,728
15	Illinois Tool Works, Inc.	2,775
102	ITT, Inc.	5,888
124	Kennametal, Inc.	3,343
81	Oshkosh Corp.	6,376
128	Parker-Hannifin Corp.	22,902
22	Proto Labs, Inc.(a)	2,643
97	Terex Corp.	1,828
90	Toro Co. (The)	6,422

		131,304

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Media — 1.0%
5	Cable One, Inc.	$9,113
30	Charter Communications, Inc., Class A(a)	17,400
562	Comcast Corp., Class A	24,053
24	Discovery, Inc., Series C(a)	455
81	Fox Corp., Class A	2,087
52	Interpublic Group of Cos., Inc. (The)	939
106	New York Times Co. (The), Class A	4,891
65	Omnicom Group, Inc.	3,492
86	ViacomCBS, Inc., Class B	2,242

		64,672

	Metals & Mining — 0.3%
176	Commercial Metals Co.	3,640
12	Nucor Corp.	503
78	Reliance Steel & Aluminum Co.	7,664
51	Royal Gold, Inc.	7,137

		18,944

	Multi-Utilities — 0.3%
87	Consolidated Edison, Inc.	6,684
33	DTE Energy Co.	3,816
21	Sempra Energy	2,614
23	WEC Energy Group, Inc.	2,191

		15,305

	Multiline Retail — 0.2%
449	Macy’s, Inc.	2,721
68	Target Corp.	8,560

		11,281

	Oil, Gas & Consumable Fuels — 0.9%
932	Apache Corp.	14,306
87	Concho Resources, Inc.	4,571
100	Devon Energy Corp.	1,049
139	Diamondback Energy, Inc.	5,540
313	EOG Resources, Inc.	14,664
185	EQT Corp.	2,686
473	Marathon Oil Corp.	2,597
146	Noble Energy, Inc.	1,459
92	ONEOK, Inc.	2,568
582	Southwestern Energy Co.(a)	1,414
46	Valero Energy Corp.	2,587
93	World Fuel Services Corp.	2,188

		55,629

	Paper & Forest Products — 0.1%
130	Louisiana-Pacific Corp.	4,117

	Personal Products — 0.0%
13	Estee Lauder Cos., Inc. (The), Class A	2,568

	Pharmaceuticals — 1.4%
75	Bristol-Myers Squibb Co.	4,400
98	Catalent, Inc.(a)	8,559
49	Eli Lilly & Co.	7,364
112	Merck & Co., Inc.	8,987
136	Novartis AG, Sponsored ADR	11,171
103	Novo Nordisk A/S, Sponsored ADR	6,729
24	Perrigo Co. PLC	1,272
269	Pfizer, Inc.	10,351
566	Roche Holding AG, Sponsored ADR	24,395

		83,228

	Professional Services — 0.3%
82	Exponent, Inc.	6,893
31	Insperity, Inc.	2,073
79	Korn Ferry	2,220
	Professional Services — continued
47	ManpowerGroup, Inc.	$3,233
31	Nielsen Holdings PLC	447
34	Verisk Analytics, Inc.	6,416

		21,282

	Real Estate Management & Development — 0.1%
50	CBRE Group, Inc., Class A(a)	2,191
40	Jones Lang LaSalle, Inc.	3,956

		6,147

	REITs – Apartments — 0.2%
151	American Campus Communities, Inc.	5,382
98	Camden Property Trust	8,899
19	Equity Residential	1,019

		15,300

	REITs – Diversified — 0.1%
20	Crown Castle International Corp.	3,334
16	Digital Realty Trust, Inc.	2,569
73	Weyerhaeuser Co.	2,030

		7,933

	REITs – Health Care — 0.0%
37	Ventas, Inc.	1,419
19	Welltower, Inc.	1,018

		2,437

	REITs – Hotels — 0.1%
118	Host Hotels & Resorts, Inc.	1,272
418	Park Hotels & Resorts, Inc.	3,457

		4,729

	REITs – Mortgage — 0.1%
102	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,573

	REITs – Office Property — 0.5%
19	Boston Properties, Inc.	1,693
226	Corporate Office Properties Trust	5,984
251	Douglas Emmett, Inc.	7,314
335	Easterly Government Properties, Inc.	8,191
112	Kilroy Realty Corp.	6,526

		29,708

	REITs – Shopping Centers — 0.1%
594	Brixmor Property Group, Inc.	6,837

	REITs – Storage — 0.0%
29	Iron Mountain, Inc.	817

	REITs – Warehouse/Industrials — 0.1%
72	CyrusOne, Inc.	6,006

	Road & Rail — 0.9%
235	CSX Corp.	16,765
110	Kansas City Southern	18,903
28	Norfolk Southern Corp.	5,382
62	Ryder System, Inc.	2,271
86	Union Pacific Corp.	14,908

		58,229

	Semiconductors & Semiconductor Equipment — 2.2%
24	Advanced Micro Devices, Inc.(a)	1,858
77	Applied Materials, Inc.	4,954
46	Cabot Microelectronics Corp.	6,933
87	Cirrus Logic, Inc.(a)	5,962
60	Cree, Inc.(a)	4,135
58	Enphase Energy, Inc.(a)	3,501
251	First Solar, Inc.(a)	14,947
108	Ichor Holdings Ltd.(a)	3,545

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
166	Intel Corp.	$7,923
107	NVIDIA Corp.	45,431
158	QUALCOMM, Inc.	16,686
66	Silicon Laboratories, Inc.(a)	6,634
53	Texas Instruments, Inc.	6,760
21	Universal Display Corp.	3,664

		132,933

	Software — 3.9%
38	Adobe, Inc.(a)	16,884
193	Autodesk, Inc.(a)	45,631
49	Blackbaud, Inc.	3,064
69	Bottomline Technologies, Inc.(a)	3,330
59	Ceridian HCM Holding, Inc.(a)	4,619
12	Citrix Systems, Inc.	1,713
23	Fair Isaac Corp.(a)	10,101
39	LogMeIn, Inc.	3,347
204	Microsoft Corp.	41,822
35	NortonLifeLock, Inc.	751
664	Oracle Corp.	36,819
58	PTC, Inc.(a)	4,962
45	Qualys, Inc.(a)	5,557
149	salesforce.com, Inc.(a)	29,033
6	Tyler Technologies, Inc.(a)	2,144
174	Workday, Inc., Class A(a)	31,480

		241,257

	Specialty Retail — 1.2%
49	Aaron’s, Inc.	2,557
157	American Eagle Outfitters, Inc.	1,570
56	Asbury Automotive Group, Inc.(a)	5,608
15	Best Buy Co., Inc.	1,494
26	Five Below, Inc.(a)	2,832
75	Home Depot, Inc. (The)	19,912
39	Lithia Motors, Inc., Class A	8,937
42	Lowe’s Cos., Inc.	6,254
42	Monro, Inc.	2,365
104	Tiffany & Co.	13,037
50	TJX Cos., Inc. (The)	2,599
53	Williams-Sonoma, Inc.	4,617

		71,782

	Technology Hardware, Storage & Peripherals — 0.5%
46	Apple, Inc.	19,552
243	Hewlett Packard Enterprise Co.	2,398
337	HP, Inc.	5,924
136	NCR Corp.(a)	2,507
45	NetApp, Inc.	1,994
20	Seagate Technology PLC	904

		33,279

	Textiles, Apparel & Luxury Goods — 0.4%
34	Deckers Outdoor Corp.(a)	7,115
62	NIKE, Inc., Class B	6,052
993	Under Armour, Inc., Class A(a)	10,446
124	Wolverine World Wide, Inc.	2,981

		26,594

	Thrifts & Mortgage Finance — 0.1%
467	New York Community Bancorp, Inc.	4,917

	Trading Companies & Distributors — 0.3%
217	Fastenal Co.	10,208
40	GATX Corp.	2,440
25	W.W. Grainger, Inc.	8,538

		21,186

	Water Utilities — 0.3%
101	American Water Works Co., Inc.	$14,874
139	Essential Utilities, Inc.	6,304

		21,178

	Wireless Telecommunication Services — 0.2%
89	Shenandoah Telecommunications Co.	4,474
66	T-Mobile US, Inc.(a)	7,087

		11,561

	Total Common Stocks (Identified Cost $3,215,567)	3,434,423

Principal Amount
Bonds and Notes – 4.8%
	Agency Commercial Mortgage-Backed Securities — 0.0%
$1,898	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	1,915

	Automotive — 0.1%
2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,165
2,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	2,065

		4,230

	Banking — 0.8%
2,000	American Express Co., 3.700%, 8/03/2023	2,180
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,071
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,035
3,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	3,308
2,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	2,187
3,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	3,219
2,000	Capital One Financial Corp., 3.300%, 10/30/2024	2,182
3,000	Citigroup, Inc., 4.600%, 3/09/2026	3,481
2,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	2,105
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,017
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,230
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,165
3,000	KeyCorp, MTN, 2.250%, 4/06/2027	3,203
3,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	3,345
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,206
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,144
1,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	1,072
3,000	Truist Bank, 3.200%, 4/01/2024	3,290
3,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	3,258
2,000	Westpac Banking Corp., 2.350%, 2/19/2025	2,141

		48,839

	Brokerage — 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	2,230
2,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	2,318

		4,548

	Cable Satellite — 0.0%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,169

	Construction Machinery — 0.1%
1,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	1,006
3,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	3,102

		4,108

	Consumer Cyclical Services — 0.1%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,597
4,000	eBay, Inc., 3.800%, 3/09/2022	4,202

		6,799

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — 0.2%
$2,000	Duke Energy Corp., 3.750%, 4/15/2024	$2,213
2,000	Exelon Corp., 4.050%, 4/15/2030	2,399
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	2,156
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,251

		9,019

	Finance Companies — 0.0%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	1,985

	Financial Other — 0.0%
2,000	ORIX Corp., 2.900%, 7/18/2022	2,078

	Food & Beverage — 0.1%
2,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	2,077
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,288
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,221

		6,586

	Government Owned – No Guarantee — 0.1%
4,000	Federal National Mortgage Association, 6.625%, 11/15/2030	6,220

	Health Insurance — 0.1%
3,000	Anthem, Inc., 4.101%, 3/01/2028	3,581
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,983

		6,564

	Healthcare — 0.2%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,179
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,376
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,121
2,000	McKesson Corp., 3.950%, 2/16/2028	2,346
1,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	1,063

		10,085

	Independent Energy — 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	1,985

	Integrated Energy — 0.1%
3,000	BP Capital Markets PLC, 3.814%, 2/10/2024	3,314
2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	2,200
2,000	Shell International Finance BV, 6.375%, 12/15/2038	3,148

		8,662

	Life Insurance — 0.1%
3,000	American International Group, Inc., 3.400%, 6/30/2030	3,362
2,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	2,085

		5,447

	Media Entertainment — 0.0%
2,000	ViacomCBS, Inc., 4.750%, 5/15/2025	2,303

	Midstream — 0.1%
2,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	2,109
3,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	3,299

		5,408

	Mortgage Related — 0.8%
2,497	FHLMC, 3.000%, 6/01/2049	2,644
18,380	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	19,400
14,578	FNMA, 3.500%, with various maturities in 2049(c)	15,356
5,471	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	5,810
2,372	FNMA, 4.500%, with various maturities in 2049(c)	2,547

		45,757

	Oil Field Services — 0.0%
$2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	$2,093

	Pharmaceuticals — 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,237
2,000	Amgen, Inc., 2.650%, 5/11/2022	2,077

		4,314

	Railroads — 0.0%
2,000	CSX Corp., 2.600%, 11/01/2026	2,212

	REITs – Office Property — 0.0%
2,000	Boston Properties LP, 2.750%, 10/01/2026	2,176

	Restaurants — 0.0%
2,000	Starbucks Corp., 3.800%, 8/15/2025	2,290

	Technology — 0.4%
3,000	Apple, Inc., 2.500%, 2/09/2025	3,257
2,000	Broadcom, Inc., 4.110%, 9/15/2028, 144A	2,257
2,000	HP, Inc., 3.000%, 6/17/2027	2,154
2,000	Intel Corp., 2.450%, 11/15/2029	2,208
3,000	International Business Machines Corp., 4.000%, 6/20/2042	3,761
2,000	NVIDIA Corp., 2.850%, 4/01/2030	2,240
2,000	Oracle Corp., 2.950%, 5/15/2025	2,207
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,248
2,000	VMware, Inc., 2.950%, 8/21/2022	2,088

		22,420

	Treasuries — 1.1%
3,000	U.S. Treasury Bond, 2.500%, 5/15/2046	3,888
7,000	U.S. Treasury Bond, 2.875%, 11/15/2046	9,710
7,000	U.S. Treasury Bond, 3.000%, 5/15/2045	9,792
2,000	U.S. Treasury Bond, 3.000%, 2/15/2048	2,860
3,000	U.S. Treasury Bond, 3.000%, 2/15/2049	4,328
2,000	U.S. Treasury Bond, 4.250%, 11/15/2040	3,216
2,000	U.S. Treasury Bond, 4.375%, 5/15/2041	3,278
1,000	U.S. Treasury Bond, 4.500%, 2/15/2036	1,559
5,000	U.S. Treasury Note, 1.125%, 9/30/2021	5,057
10,000	U.S. Treasury Note, 1.625%, 8/31/2022	10,312
11,000	U.S. Treasury Note, 2.125%, 12/31/2022	11,531

		65,531

	Wireless — 0.1%
3,000	Vodafone Group PLC, 6.150%, 2/27/2037	4,430

	Wirelines — 0.1%
2,000	AT&T, Inc., 3.400%, 5/15/2025	2,225
2,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.492%, 5/15/2025(d)	2,047

		4,272

	Total Bonds and Notes (Identified Cost $277,825)	294,445

Shares
Exchange-Traded Funds — 13.8%
8,976	iShares® ESG MSCI EAFE ETF	555,973
8,394	iShares® ESG MSCI Emerging Markets ETF	294,210

	Total Exchange-Traded Funds (Identified Cost $828,436)	850,183

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — 24.6%
14,625	Loomis Sayles Inflation Protected Securities Fund, Class N	$172,579
11,520	Loomis Sayles Limited Term Government and Agency Fund, Class N	133,401
22,015	Mirova Global Green Bond Fund, Class N	238,422
76,054	Mirova International Sustainable Equity Fund, Class N	977,293

	Total Affiliated Mutual Funds (Identified Cost $1,359,628)	1,521,695

	Total Investments — 98.8% (Identified Cost $5,681,456)	6,100,746
	Other assets less liabilities — 1.2%	74,398

	Net Assets — 100.0%	$6,175,144

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of July 31, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of July 31, 2020 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the value of Rule 144A holdings amounted to $2,257 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2020 (Unaudited)

Equity	85.2%
Fixed Income	13.6

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)
Common Stocks — 57.3% of Net Assets
	Aerospace & Defense — 0.6%
31	Axon Enterprise, Inc.(a)	$2,577
122	Boeing Co. (The)	19,276
46	General Dynamics Corp.	6,750
44	Moog, Inc., Class A	2,364
62	Raytheon Technologies Corp.	3,514

		34,481

	Air Freight & Logistics — 0.6%
276	Expeditors International of Washington, Inc.	23,325
51	United Parcel Service, Inc., Class B	7,281

		30,606

	Airlines — 0.1%
17	Delta Air Lines, Inc.	424
202	Hawaiian Holdings, Inc.	2,402

		2,826

	Auto Components — 0.3%
131	Aptiv PLC	10,185
21	BorgWarner, Inc.	769
40	Visteon Corp.(a)	2,904

		13,858

	Automobiles — 0.3%
488	General Motors Co.	12,146
41	Thor Industries, Inc.	4,674

		16,820

	Banks — 2.7%
106	Ameris Bancorp	2,446
201	BancorpSouth Bank	4,207
895	Bank of America Corp.	22,268
441	Cadence BanCorp	3,444
432	Citigroup, Inc.	21,604
260	Citizens Financial Group, Inc.	6,451
153	Columbia Banking System, Inc.	4,426
12	Comerica, Inc.	462
97	Cullen/Frost Bankers, Inc.	6,990
355	Fulton Financial Corp.	3,444
272	Huntington Bancshares, Inc.	2,521
178	International Bancshares Corp.	5,415
410	KeyCorp	4,924
31	M&T Bank Corp.	3,284
615	People’s United Financial, Inc.	6,636
99	PNC Financial Services Group, Inc. (The)	10,560
191	Regions Financial Corp.	2,074
162	TCF Financial Corp.	4,453
165	Truist Financial Corp.	6,181
276	Trustmark Corp.	6,216
379	Wells Fargo & Co.	9,195
74	Wintrust Financial Corp.	3,167
133	Zions Bancorp N.A.	4,319

		144,687

	Beverages — 1.4%
242	Coca-Cola Co. (The)	11,432
100	Constellation Brands, Inc., Class A	17,820
447	Monster Beverage Corp.(a)	35,081
75	PepsiCo, Inc.	10,324

		74,657

	Biotechnology — 1.7%
82	AbbVie, Inc.	7,783
50	Amgen, Inc.	12,233
17	Biogen, Inc.(a)	4,670
	Biotechnology — continued
114	BioMarin Pharmaceutical, Inc.(a)	$13,658
132	Gilead Sciences, Inc.	9,178
25	Ligand Pharmaceuticals, Inc.(a)	2,930
62	Regeneron Pharmaceuticals, Inc.(a)	39,188
11	Vertex Pharmaceuticals, Inc.(a)	2,992

		92,632

	Building Products — 0.4%
200	Johnson Controls International PLC	7,696
29	Lennox International, Inc.	7,776
86	Owens Corning	5,200

		20,672

	Capital Markets — 3.8%
15	Ameriprise Financial, Inc.	2,304
524	Bank of New York Mellon Corp. (The)	18,785
20	BlackRock, Inc.	11,500
542	Charles Schwab Corp. (The)	17,967
28	CME Group, Inc.	4,653
66	FactSet Research Systems, Inc.	22,856
73	Franklin Resources, Inc.	1,537
64	Goldman Sachs Group, Inc. (The)	12,669
64	Intercontinental Exchange, Inc.	6,194
24	Invesco Ltd.	241
148	Janus Henderson Group PLC	3,092
153	Legg Mason, Inc.	7,649
71	Moody’s Corp.	19,972
42	MSCI, Inc.	15,791
69	Northern Trust Corp.	5,406
55	S&P Global, Inc.	19,264
234	SEI Investments Co.	12,245
330	State Street Corp.	21,051
8	T. Rowe Price Group, Inc.	1,105

		204,281

	Chemicals — 0.8%
32	DuPont de Nemours, Inc.	1,711
57	Ecolab, Inc.	10,664
79	HB Fuller Co.	3,582
56	Innospec, Inc.	4,209
64	Linde PLC	15,687
68	Minerals Technologies, Inc.	3,188
39	Stepan Co.	4,259

		43,300

	Commercial Services & Supplies — 0.2%
74	Healthcare Services Group, Inc.	1,938
40	MSA Safety, Inc.	4,741
59	Tetra Tech, Inc.	5,231

		11,910

	Communications Equipment — 0.8%
95	Ciena Corp.(a)	5,653
546	Cisco Systems, Inc.	25,717
8	F5 Networks, Inc.(a)	1,087
52	InterDigital, Inc.	3,121
55	Lumentum Holdings, Inc.(a)	5,106
20	Motorola Solutions, Inc.	2,796

		43,480

	Construction & Engineering — 0.2%
180	AECOM(a)	6,514
208	Fluor Corp.	2,120

		8,634

See accompanying notes to financial statements.

55  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Consumer Finance — 1.0%
927	Ally Financial, Inc.	$18,633
166	American Express Co.	15,491
306	Capital One Financial Corp.	19,523

		53,647

	Containers & Packaging — 0.2%
60	Ball Corp.	4,418
59	International Paper Co.	2,053
289	O-I Glass, Inc.	3,017

		9,488

	Distributors — 0.2%
47	Genuine Parts Co.	4,237
28	POOL CORP.	8,868

		13,105

	Diversified Consumer Services — 0.1%
119	Service Corp. International	5,160

	Diversified Telecommunication Services — 0.2%
204	AT&T, Inc.	6,034
104	Verizon Communications, Inc.	5,978

		12,012

	Electric Utilities — 0.7%
149	American Electric Power Co., Inc.	12,945
18	Edison International	1,002
36	Eversource Energy	3,243
25	FirstEnergy Corp.	725
53	IDACORP, Inc.	4,942
42	NextEra Energy, Inc.	11,789
45	PPL Corp.	1,198

		35,844

	Electrical Equipment — 0.5%
20	Acuity Brands, Inc.	1,982
34	Eaton Corp. PLC	3,167
36	Hubbell, Inc.	4,859
289	Sunrun, Inc.(a)	10,603
395	Vivint Solar, Inc.(a)	8,034

		28,645

	Electronic Equipment, Instruments & Components — 0.8%
102	Avnet, Inc.	2,725
102	Cognex Corp.	6,821
23	Coherent, Inc.(a)	3,193
41	Corning, Inc.	1,271
68	Itron, Inc.(a)	4,730
20	Littelfuse, Inc.	3,553
20	Rogers Corp.(a)	2,384
118	TE Connectivity Ltd.	10,510
121	Trimble, Inc.(a)	5,386
170	Vishay Intertechnology, Inc.	2,667

		43,240

	Energy Equipment & Services — 0.3%
770	Archrock, Inc.	5,128
136	Baker Hughes Co.	2,107
88	National Oilwell Varco, Inc.	1,013
431	Schlumberger Ltd.	7,818
63	TechnipFMC PLC	506

		16,572

	Entertainment — 1.7%
43	Activision Blizzard, Inc.	3,553
91	Cinemark Holdings, Inc.	1,076
81	Electronic Arts, Inc.(a)	11,471
	Entertainment — continued
70	Netflix, Inc.(a)	$34,222
31	Take-Two Interactive Software, Inc.(a)	5,085
317	Walt Disney Co. (The)	37,070

		92,477

	Food & Staples Retailing — 0.3%
90	Kroger Co. (The)	3,131
243	SpartanNash Co.	5,109
32	Sysco Corp.	1,691
191	Walgreens Boots Alliance, Inc.	7,776

		17,707

	Food Products — 0.5%
86	Campbell Soup Co.	4,263
64	General Mills, Inc.	4,049
107	Hain Celestial Group, Inc. (The)(a)	3,636
81	Hormel Foods Corp.	4,120
53	Ingredion, Inc.	4,584
19	J.M. Smucker Co. (The)	2,078
33	Kellogg Co.	2,277
8	McCormick & Co., Inc.	1,559

		26,566

	Gas Utilities — 0.3%
110	New Jersey Resources Corp.	3,416
61	ONE Gas, Inc.	4,618
111	South Jersey Industries, Inc.	2,590
129	UGI Corp.	4,301

		14,925

	Health Care Equipment & Supplies — 1.0%
5	Becton Dickinson & Co.	1,407
28	Boston Scientific Corp.(a)	1,080
9	Cooper Cos., Inc. (The)	2,546
18	DENTSPLY SIRONA, Inc.	803
5	DexCom, Inc.(a)	2,178
15	Edwards Lifesciences Corp.(a)	1,176
58	Globus Medical, Inc., Class A(a)	2,794
30	Haemonetics Corp.(a)	2,630
53	Hill-Rom Holdings, Inc.	5,153
29	Hologic, Inc.(a)	2,024
16	Intuitive Surgical, Inc.(a)	10,967
132	Meridian Bioscience, Inc.(a)	3,233
40	Merit Medical Systems, Inc.(a)	1,789
16	Quidel Corp.(a)	4,519
7	STERIS PLC	1,117
5	Stryker Corp.	966
30	Varian Medical Systems, Inc.(a)	4,282
28	West Pharmaceutical Services, Inc.	7,528

		56,192

	Health Care Providers & Services — 2.3%
58	Acadia Healthcare Co., Inc.(a)	1,729
19	Amedisys, Inc.(a)	4,449
9	Anthem, Inc.	2,464
38	BioTelemetry, Inc.(a)	1,617
107	Centene Corp.(a)	6,982
13	Chemed Corp.	6,398
17	Cigna Corp.	2,936
279	CVS Health Corp.	17,560
21	DaVita, Inc.(a)	1,835
52	Encompass Health Corp.	3,540
164	HCA Healthcare, Inc.	20,769
37	Henry Schein, Inc.(a)	2,543
59	Humana, Inc.	23,155

See accompanying notes to financial statements.

|  56

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
28	Laboratory Corp. of America Holdings(a)	$5,402
211	MEDNAX, Inc.(a)	4,216
100	Patterson Cos., Inc.	2,656
43	Quest Diagnostics, Inc.	5,464
41	UnitedHealth Group, Inc.	12,414

		126,129

	Health Care Technology — 0.4%
184	Allscripts Healthcare Solutions, Inc.(a)	1,656
221	Cerner Corp.	15,348
100	HMS Holdings Corp.(a)	3,250

		20,254

	Hotels, Restaurants & Leisure — 1.4%
46	Dine Brands Global, Inc.	2,090
55	Dunkin’ Brands Group, Inc.	3,780
147	Hilton Worldwide Holdings, Inc.	11,032
32	Jack in the Box, Inc.	2,627
35	Marriott Vacations Worldwide Corp.	2,963
11	McDonald’s Corp.	2,137
727	MGM Resorts International	11,697
179	Starbucks Corp.	13,699
204	Wendy’s Co. (The)	4,729
219	Yum China Holdings, Inc.	11,222
78	Yum! Brands, Inc.	7,102

		73,078

	Household Durables — 0.4%
161	KB Home	5,416
125	Meritage Homes Corp.(a)	12,397
219	Taylor Morrison Home Corp.(a)	5,136

		22,949

	Household Products — 0.9%
9	Clorox Co. (The)	2,129
223	Colgate-Palmolive Co.	17,216
9	Kimberly-Clark Corp.	1,368
195	Procter & Gamble Co. (The)	25,568

		46,281

	Independent Power & Renewable Electricity Producers — 0.2%
90	AES Corp. (The)	1,371
170	Ormat Technologies, Inc.	10,115

		11,486

	Industrial Conglomerates — 0.2%
29	Carlisle Cos., Inc.	3,453
1,419	General Electric Co.	8,614
9	Honeywell International, Inc.	1,344

		13,411

	Insurance — 1.5%
28	Aflac, Inc.	996
56	Allstate Corp. (The)	5,286
483	American International Group, Inc.	15,524
23	Brighthouse Financial, Inc.(a)	652
81	Chubb Ltd.	10,306
14	eHealth, Inc.(a)	968
93	First American Financial Corp.	4,744
35	Hanover Insurance Group, Inc. (The)	3,566
51	Hartford Financial Services Group, Inc. (The)	2,158
48	Lincoln National Corp.	1,789
32	Marsh & McLennan Cos., Inc.	3,731
15	Progressive Corp. (The)	1,355
102	Prudential Financial, Inc.	6,464
224	Reinsurance Group of America, Inc.	19,096
38	Travelers Cos., Inc. (The)	4,348

		80,983

	Interactive Media & Services — 3.0%
16	Alphabet, Inc., Class A(a)	$23,807
34	Alphabet, Inc., Class C(a)	50,421
270	Facebook, Inc., Class A(a)	68,491
88	Match Group, Inc.(a)	9,038
336	Pinterest, Inc., Class A(a)	11,521

		163,278

	Internet & Direct Marketing Retail — 3.1%
177	Alibaba Group Holding Ltd., Sponsored ADR(a)	44,430
18	Amazon.com, Inc.(a)	56,964
17	Booking Holdings, Inc.(a)	28,256
488	eBay, Inc.	26,977
68	Etsy, Inc.(a)	8,050

		164,677

	IT Services — 2.8%
114	Automatic Data Processing, Inc.	15,152
87	Cognizant Technology Solutions Corp., Class A	5,944
546	DXC Technology Co.	9,779
17	Fiserv, Inc.(a)	1,696
96	Gartner, Inc.(a)	11,966
25	Global Payments, Inc.	4,451
28	International Business Machines Corp.	3,442
72	MasterCard, Inc., Class A	22,214
33	Paychex, Inc.	2,373
37	PayPal Holdings, Inc.(a)	7,255
259	Sabre Corp.	1,958
18	VeriSign, Inc.(a)	3,810
298	Visa, Inc., Class A	56,739
28	WEX, Inc.(a)	4,434

		151,213

	Leisure Products — 0.0%
130	Callaway Golf Co.	2,477

	Life Sciences Tools & Services — 0.8%
24	Agilent Technologies, Inc.	2,312
38	Illumina, Inc.(a)	14,522
13	IQVIA Holdings, Inc.(a)	2,059
1	Mettler-Toledo International, Inc.(a)	935
73	NeoGenomics, Inc.(a)	2,791
51	Repligen Corp.(a)	7,697
22	Thermo Fisher Scientific, Inc.	9,107
9	Waters Corp.(a)	1,918

		41,341

	Machinery — 2.2%
68	AGCO Corp.	4,463
158	Caterpillar, Inc.	20,995
92	Cummins, Inc.	17,780
154	Deere & Co.	27,152
70	Flowserve Corp.	1,951
16	Illinois Tool Works, Inc.	2,960
89	ITT, Inc.	5,138
117	Kennametal, Inc.	3,154
71	Oshkosh Corp.	5,589
114	Parker-Hannifin Corp.	20,397
19	Proto Labs, Inc.(a)	2,282
94	Terex Corp.	1,772
78	Toro Co. (The)	5,565

		119,198

	Media — 1.1%
5	Cable One, Inc.	9,113
26	Charter Communications, Inc., Class A(a)	15,080
487	Comcast Corp., Class A	20,844

See accompanying notes to financial statements.

57  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
29	Discovery, Inc., Series C(a)	$549
70	Fox Corp., Class A	1,804
45	Interpublic Group of Cos., Inc. (The)	812
98	New York Times Co. (The), Class A	4,522
64	Omnicom Group, Inc.	3,439
74	ViacomCBS, Inc., Class B	1,929

		58,092

	Metals & Mining — 0.3%
167	Commercial Metals Co.	3,454
14	Nucor Corp.	587
69	Reliance Steel & Aluminum Co.	6,780
45	Royal Gold, Inc.	6,297

		17,118

	Multi-Utilities — 0.3%
87	Consolidated Edison, Inc.	6,684
36	DTE Energy Co.	4,163
22	Sempra Energy	2,738
24	WEC Energy Group, Inc.	2,286

		15,871

	Multiline Retail — 0.2%
390	Macy’s, Inc.	2,364
64	Target Corp.	8,056

		10,420

	Oil, Gas & Consumable Fuels — 0.9%
812	Apache Corp.	12,464
75	Concho Resources, Inc.	3,940
92	Devon Energy Corp.	965
75	Diamondback Energy, Inc.	2,990
271	EOG Resources, Inc.	12,696
168	EQT Corp.	2,439
480	Marathon Oil Corp.	2,635
150	Noble Energy, Inc.	1,499
93	ONEOK, Inc.	2,596
519	Southwestern Energy Co.(a)	1,261
46	Valero Energy Corp.	2,587
83	World Fuel Services Corp.	1,953

		48,025

	Paper & Forest Products — 0.1%
123	Louisiana-Pacific Corp.	3,895

	Personal Products — 0.0%
11	Estee Lauder Cos., Inc. (The), Class A	2,173

	Pharmaceuticals — 1.3%
65	Bristol-Myers Squibb Co.	3,813
89	Catalent, Inc.(a)	7,773
42	Eli Lilly & Co.	6,312
101	Merck & Co., Inc.	8,104
113	Novartis AG, Sponsored ADR	9,282
90	Novo Nordisk A/S, Sponsored ADR	5,880
22	Perrigo Co. PLC	1,167
242	Pfizer, Inc.	9,312
491	Roche Holding AG, Sponsored ADR	21,162

		72,805

	Professional Services — 0.4%
72	Exponent, Inc.	6,052
27	Insperity, Inc.	1,805
71	Korn Ferry	1,995
44	ManpowerGroup, Inc.	3,027
38	Nielsen Holdings PLC	549
34	Verisk Analytics, Inc.	6,416

		19,844

	Real Estate Management & Development — 0.1%
43	CBRE Group, Inc., Class A(a)	$1,884
37	Jones Lang LaSalle, Inc.	3,659

		5,543

	REITs – Apartments — 0.3%
131	American Campus Communities, Inc.	4,669
87	Camden Property Trust	7,900
19	Equity Residential	1,019

		13,588

	REITs – Diversified — 0.1%
17	Crown Castle International Corp.	2,834
14	Digital Realty Trust, Inc.	2,248
66	Weyerhaeuser Co.	1,835

		6,917

	REITs – Health Care — 0.0%
35	Ventas, Inc.	1,343
18	Welltower, Inc.	964

		2,307

	REITs – Hotels — 0.1%
114	Host Hotels & Resorts, Inc.	1,229
384	Park Hotels & Resorts, Inc.	3,176

		4,405

	REITs – Mortgage — 0.1%
89	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,118

	REITs – Office Property — 0.5%
19	Boston Properties, Inc.	1,693
197	Corporate Office Properties Trust	5,216
222	Douglas Emmett, Inc.	6,469
296	Easterly Government Properties, Inc.	7,237
99	Kilroy Realty Corp.	5,769

		26,384

	REITs – Shopping Centers — 0.1%
534	Brixmor Property Group, Inc.	6,146

	REITs – Storage — 0.0%
27	Iron Mountain, Inc.	761

	REITs – Warehouse/Industrials — 0.1%
63	CyrusOne, Inc.	5,255

	Road & Rail — 1.0%
205	CSX Corp.	14,625
96	Kansas City Southern	16,498
30	Norfolk Southern Corp.	5,766
54	Ryder System, Inc.	1,978
75	Union Pacific Corp.	13,001

		51,868

	Semiconductors & Semiconductor Equipment — 2.2%
22	Advanced Micro Devices, Inc.(a)	1,703
66	Applied Materials, Inc.	4,246
41	Cabot Microelectronics Corp.	6,179
75	Cirrus Logic, Inc.(a)	5,140
56	Cree, Inc.(a)	3,860
50	Enphase Energy, Inc.(a)	3,018
228	First Solar, Inc.(a)	13,577
102	Ichor Holdings Ltd.(a)	3,348
150	Intel Corp.	7,159
97	NVIDIA Corp.	41,185
138	QUALCOMM, Inc.	14,574
58	Silicon Laboratories, Inc.(a)	5,830
54	Texas Instruments, Inc.	6,888

See accompanying notes to financial statements.

|  58

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
20	Universal Display Corp.	$3,489

		120,196

	Software — 4.0%
34	Adobe, Inc.(a)	15,107
166	Autodesk, Inc.(a)	39,247
46	Blackbaud, Inc.	2,877
64	Bottomline Technologies, Inc.(a)	3,089
53	Ceridian HCM Holding, Inc.(a)	4,149
12	Citrix Systems, Inc.	1,713
21	Fair Isaac Corp.(a)	9,223
35	LogMeIn, Inc.	3,003
181	Microsoft Corp.	37,107
42	NortonLifeLock, Inc.	901
581	Oracle Corp.	32,217
54	PTC, Inc.(a)	4,620
40	Qualys, Inc.(a)	4,939
132	salesforce.com, Inc.(a)	25,720
5	Tyler Technologies, Inc.(a)	1,786
155	Workday, Inc., Class A(a)	28,043

		213,741

	Specialty Retail — 1.2%
48	Aaron’s, Inc.	2,505
120	American Eagle Outfitters, Inc.	1,200
49	Asbury Automotive Group, Inc.(a)	4,907
14	Best Buy Co., Inc.	1,394
25	Five Below, Inc.(a)	2,723
71	Home Depot, Inc. (The)	18,850
34	Lithia Motors, Inc., Class A	7,791
40	Lowe’s Cos., Inc.	5,956
36	Monro, Inc.	2,027
91	Tiffany & Co.	11,408
43	TJX Cos., Inc. (The)	2,235
49	Williams-Sonoma, Inc.	4,269

		65,265

	Technology Hardware, Storage & Peripherals — 0.6%
41	Apple, Inc.	17,427
247	Hewlett Packard Enterprise Co.	2,438
326	HP, Inc.	5,731
117	NCR Corp.(a)	2,156
39	NetApp, Inc.	1,728
18	Seagate Technology PLC	814

		30,294

	Textiles, Apparel & Luxury Goods — 0.4%
29	Deckers Outdoor Corp.(a)	6,068
54	NIKE, Inc., Class B	5,271
883	Under Armour, Inc., Class A(a)	9,289
107	Wolverine World Wide, Inc.	2,573

		23,201

	Thrifts & Mortgage Finance — 0.1%
429	New York Community Bancorp, Inc.	4,517

	Trading Companies & Distributors — 0.3%
195	Fastenal Co.	9,173
38	GATX Corp.	2,318
20	W.W. Grainger, Inc.	6,830

		18,321

	Water Utilities — 0.4%
100	American Water Works Co., Inc.	14,727
121	Essential Utilities, Inc.	5,487

		20,214

	Wireless Telecommunication Services — 0.2%
82	Shenandoah Telecommunications Co.	$4,122
57	T-Mobile US, Inc.(a)	6,121

		10,243

	Total Common Stocks (Identified Cost $2,942,688)	3,085,706

Principal Amount
Bonds and Notes — 3.9%
	Agency Commercial Mortgage-Backed Securities — 0.0%
$949	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	957

	Automotive — 0.0%
2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,165

	Banking — 0.7%
2,000	American Express Co., 3.700%, 8/03/2023	2,180
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,071
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,034
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,206
2,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	2,146
2,000	Capital One Financial Corp., 3.300%, 10/30/2024	2,182
2,000	Citigroup, Inc., 4.600%, 3/09/2026	2,321
1,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	1,052
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,017
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,165
3,000	KeyCorp, MTN, 2.250%, 4/06/2027	3,203
2,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	2,230
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,206
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,144
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,144
2,000	Truist Bank, 3.200%, 4/01/2024	2,193
2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	2,172

		35,666

	Brokerage — 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	2,230
2,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	2,318

		4,548

	Cable Satellite — 0.0%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,169

	Construction Machinery — 0.0%
1,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	1,006
1,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	1,034

		2,040

	Consumer Cyclical Services — 0.1%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,597
2,000	eBay, Inc., 3.800%, 3/09/2022	2,101

		4,698

	Electric — 0.1%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,213
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	2,156
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,250

		6,619

See accompanying notes to financial statements.

59  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Principal Amount	Description	Value (†)
	Finance Companies — 0.0%
$2,000	Ares Capital Corp., 3.250%, 7/15/2025	$1,985

	Financial Other — 0.0%
2,000	ORIX Corp., 2.900%, 7/18/2022	2,078

	Food & Beverage — 0.1%
2,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	2,077
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,288
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,221

		6,586

	Government Owned - No Guarantee — 0.1%
3,000	Federal National Mortgage Association, 6.625%, 11/15/2030	4,665

	Health Insurance — 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,387
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,984

		5,371

	Healthcare — 0.2%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,179
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,376
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,121
2,000	McKesson Corp., 3.950%, 2/16/2028	2,346
1,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	1,063

		10,085

	Independent Energy — 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	1,985

	Integrated Energy — 0.1%
2,000	BP Capital Markets PLC, 3.814%, 2/10/2024	2,209
2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	2,200
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,574

		5,983

	Life Insurance — 0.1%
2,000	American International Group, Inc., 3.400%, 6/30/2030	2,242

	Media Entertainment — 0.1%
2,000	ViacomCBS, Inc., 4.750%, 5/15/2025	2,303

	Midstream — 0.1%
2,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	2,110
2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,199

		4,309

	Mortgage Related — 0.6%
1,249	FHLMC, 3.000%, 6/01/2049	1,322
12,262	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	12,949
10,135	FNMA, 3.500%, with various maturities in 2049(c)	10,674
5,380	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	5,715
1,775	FNMA, 4.500%, with various maturities in 2049(c)	1,908

		32,568

	Oil Field Services — 0.0%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,093

	Pharmaceuticals — 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,237
2,000	Amgen, Inc., 2.650%, 5/11/2022	2,077

		4,314

	Railroads — 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	2,212

	REITs – Office Property — 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,088

	Restaurants — 0.1%
$2,000	Starbucks Corp., 3.800%, 8/15/2025	$2,290

	Technology — 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,085
2,000	Intel Corp., 2.450%, 11/15/2029	2,208
1,000	International Business Machines Corp., 4.000%, 6/20/2042	1,254
2,000	Oracle Corp., 2.950%, 5/15/2025	2,208
2,000	VMware, Inc., 2.950%, 8/21/2022	2,088

		8,843

	Treasuries — 0.8%
2,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,592
4,000	U.S. Treasury Bond, 2.875%, 11/15/2046	5,549
5,000	U.S. Treasury Bond, 3.000%, 5/15/2045	6,994
2,000	U.S. Treasury Bond, 3.000%, 2/15/2048	2,860
2,000	U.S. Treasury Bond, 3.000%, 2/15/2049	2,885
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,608
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,639
2,000	U.S. Treasury Bond, 4.500%, 2/15/2036	3,118
2,000	U.S. Treasury Note, 1.125%, 9/30/2021	2,023
7,000	U.S. Treasury Note, 1.625%, 8/31/2022	7,219
7,000	U.S. Treasury Note, 2.125%, 12/31/2022	7,338

		43,825

	Wireless — 0.1%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,953

	Wirelines — 0.0%
2,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.492%, 5/15/2025(d)	2,047

	Total Bonds and Notes (Identified Cost $197,557)	208,687

Shares
Exchange-Traded Funds — 15.4%
8,987	iShares® ESG MSCI EAFE ETF	556,655
7,839	iShares® ESG MSCI Emerging Markets ETF	274,757

	Total Exchange-Traded Funds (Identified Cost $821,818)	831,412

Affiliated Mutual Funds — 21.4%
4,934	Loomis Sayles Inflation Protected Securities Fund, Class N	58,223
7,314	Loomis Sayles Limited Term Government and Agency Fund, Class N	84,698
7,982	Mirova Global Green Bond Fund, Class N	86,443
71,916	Mirova International Sustainable Equity Fund, Class N	924,118

	Total Affiliated Mutual Funds (Identified Cost $1,029,156)	1,153,482

	Total Investments — 98.0% (Identified Cost $4,991,219)	5,279,287
	Other assets less liabilities — 2.0%	107,585

	Net Assets — 100.0%	$5,386,872

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of July 31, 2020 is disclosed.

See accompanying notes to financial statements.

|  60

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of July 31, 2020 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2020 (Unaudited)

Equity	89.8%
Fixed Income	8.2

Total Investments	98.0
Other assets less liabilities	2.0

Net Assets	100.0%

See accompanying notes to financial statements.

61  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)
Common Stocks — 58.7% of Net Assets
	Aerospace & Defense — 0.7%
26	Axon Enterprise, Inc.(a)	$2,161
119	Boeing Co. (The)	18,802
48	General Dynamics Corp.	7,044
37	Moog, Inc., Class A	1,988
56	Raytheon Technologies Corp.	3,174

		33,169

	Air Freight & Logistics — 0.6%
277	Expeditors International of Washington, Inc.	23,409
44	United Parcel Service, Inc., Class B	6,282

		29,691

	Airlines — 0.1%
14	Delta Air Lines, Inc.	350
186	Hawaiian Holdings, Inc.	2,211

		2,561

	Auto Components — 0.3%
132	Aptiv PLC	10,263
17	BorgWarner, Inc.	622
34	Visteon Corp.(a)	2,469

		13,354

	Automobiles — 0.3%
507	General Motors Co.	12,619
39	Thor Industries, Inc.	4,446

		17,065

	Banks — 2.7%
98	Ameris Bancorp	2,261
187	BancorpSouth Bank	3,914
930	Bank of America Corp.	23,138
402	Cadence BanCorp	3,140
450	Citigroup, Inc.	22,504
238	Citizens Financial Group, Inc.	5,905
145	Columbia Banking System, Inc.	4,195
10	Comerica, Inc.	385
92	Cullen/Frost Bankers, Inc.	6,630
331	Fulton Financial Corp.	3,211
264	Huntington Bancshares, Inc.	2,447
163	International Bancshares Corp.	4,958
393	KeyCorp	4,720
24	M&T Bank Corp.	2,543
577	People’s United Financial, Inc.	6,226
84	PNC Financial Services Group, Inc. (The)	8,960
154	Regions Financial Corp.	1,672
149	TCF Financial Corp.	4,096
142	Truist Financial Corp.	5,319
251	Trustmark Corp.	5,653
396	Wells Fargo & Co.	9,607
70	Wintrust Financial Corp.	2,996
129	Zions Bancorp N.A.	4,189

		138,669

	Beverages — 1.4%
207	Coca-Cola Co. (The)	9,779
104	Constellation Brands, Inc., Class A	18,533
454	Monster Beverage Corp.(a)	35,630
64	PepsiCo, Inc.	8,810

		72,752

	Biotechnology — 1.7%
73	AbbVie, Inc.	6,928
44	Amgen, Inc.	10,766
15	Biogen, Inc.(a)	4,120
	Biotechnology — continued
113	BioMarin Pharmaceutical, Inc.(a)	$13,539
114	Gilead Sciences, Inc.	7,926
25	Ligand Pharmaceuticals, Inc.(a)	2,930
61	Regeneron Pharmaceuticals, Inc.(a)	38,556
11	Vertex Pharmaceuticals, Inc.(a)	2,992

		87,757

	Building Products — 0.4%
170	Johnson Controls International PLC	6,541
27	Lennox International, Inc.	7,240
79	Owens Corning	4,777

		18,558

	Capital Markets — 4.0%
13	Ameriprise Financial, Inc.	1,997
508	Bank of New York Mellon Corp. (The)	18,212
19	BlackRock, Inc.	10,925
559	Charles Schwab Corp. (The)	18,531
25	CME Group, Inc.	4,154
59	FactSet Research Systems, Inc.	20,432
68	Franklin Resources, Inc.	1,431
66	Goldman Sachs Group, Inc. (The)	13,065
56	Intercontinental Exchange, Inc.	5,420
19	Invesco Ltd.	191
136	Janus Henderson Group PLC	2,841
145	Legg Mason, Inc.	7,249
74	Moody’s Corp.	20,816
40	MSCI, Inc.	15,039
63	Northern Trust Corp.	4,936
57	S&P Global, Inc.	19,964
236	SEI Investments Co.	12,350
328	State Street Corp.	20,923
7	T. Rowe Price Group, Inc.	967

		199,443

	Chemicals — 0.8%
28	DuPont de Nemours, Inc.	1,497
55	Ecolab, Inc.	10,289
73	HB Fuller Co.	3,310
51	Innospec, Inc.	3,834
55	Linde PLC	13,481
63	Minerals Technologies, Inc.	2,954
34	Stepan Co.	3,713

		39,078

	Commercial Services & Supplies — 0.2%
65	Healthcare Services Group, Inc.	1,702
37	MSA Safety, Inc.	4,386
55	Tetra Tech, Inc.	4,876

		10,964

	Communications Equipment — 0.8%
88	Ciena Corp.(a)	5,237
539	Cisco Systems, Inc.	25,387
7	F5 Networks, Inc.(a)	951
45	InterDigital, Inc.	2,701
50	Lumentum Holdings, Inc.(a)	4,642
19	Motorola Solutions, Inc.	2,656

		41,574

	Construction & Engineering — 0.2%
170	AECOM(a)	6,152
192	Fluor Corp.	1,957

		8,109

See accompanying notes to financial statements.

|  62

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Consumer Finance — 1.1%
957	Ally Financial, Inc.	$19,236
160	American Express Co.	14,931
317	Capital One Financial Corp.	20,224

		54,391

	Containers & Packaging — 0.2%
47	Ball Corp.	3,461
51	International Paper Co.	1,774
257	O-I Glass, Inc.	2,683

		7,918

	Distributors — 0.2%
41	Genuine Parts Co.	3,696
25	POOL CORP.	7,918

		11,614

	Diversified Consumer Services — 0.1%
109	Service Corp. International	4,726

	Diversified Telecommunication Services — 0.2%
187	AT&T, Inc.	5,531
100	Verizon Communications, Inc.	5,748

		11,279

	Electric Utilities — 0.7%
130	American Electric Power Co., Inc.	11,294
18	Edison International	1,002
34	Eversource Energy	3,062
22	FirstEnergy Corp.	638
50	IDACORP, Inc.	4,663
41	NextEra Energy, Inc.	11,509
38	PPL Corp.	1,012

		33,180

	Electrical Equipment — 0.5%
20	Acuity Brands, Inc.	1,982
29	Eaton Corp. PLC	2,701
34	Hubbell, Inc.	4,589
279	Sunrun, Inc.(a)	10,236
379	Vivint Solar, Inc.(a)	7,709

		27,217

	Electronic Equipment, Instruments & Components — 0.8%
87	Avnet, Inc.	2,325
97	Cognex Corp.	6,486
21	Coherent, Inc.(a)	2,916
37	Corning, Inc.	1,147
66	Itron, Inc.(a)	4,591
19	Littelfuse, Inc.	3,375
17	Rogers Corp.(a)	2,026
123	TE Connectivity Ltd.	10,956
115	Trimble, Inc.(a)	5,119
157	Vishay Intertechnology, Inc.	2,463

		41,404

	Energy Equipment & Services — 0.3%
694	Archrock, Inc.	4,622
116	Baker Hughes Co.	1,797
83	National Oilwell Varco, Inc.	955
426	Schlumberger Ltd.	7,727
56	TechnipFMC PLC	450

		15,551

	Entertainment — 1.8%
37	Activision Blizzard, Inc.	3,057
80	Cinemark Holdings, Inc.	946
77	Electronic Arts, Inc.(a)	10,905
	Entertainment — continued
71	Netflix, Inc.(a)	$34,711
30	Take-Two Interactive Software, Inc.(a)	4,921
299	Walt Disney Co. (The)	34,965

		89,505

	Food & Staples Retailing — 0.3%
73	Kroger Co. (The)	2,540
223	SpartanNash Co.	4,689
30	Sysco Corp.	1,585
175	Walgreens Boots Alliance, Inc.	7,124

		15,938

	Food Products — 0.4%
68	Campbell Soup Co.	3,371
50	General Mills, Inc.	3,164
98	Hain Celestial Group, Inc. (The)(a)	3,330
68	Hormel Foods Corp.	3,458
50	Ingredion, Inc.	4,325
14	J.M. Smucker Co. (The)	1,531
25	Kellogg Co.	1,725
7	McCormick & Co., Inc.	1,364

		22,268

	Gas Utilities — 0.3%
101	New Jersey Resources Corp.	3,137
55	ONE Gas, Inc.	4,164
112	South Jersey Industries, Inc.	2,613
119	UGI Corp.	3,967

		13,881

	Health Care Equipment & Supplies — 1.0%
4	Becton Dickinson & Co.	1,125
26	Boston Scientific Corp.(a)	1,003
7	Cooper Cos., Inc. (The)	1,981
15	DENTSPLY SIRONA, Inc.	669
5	DexCom, Inc.(a)	2,178
15	Edwards Lifesciences Corp.(a)	1,176
49	Globus Medical, Inc., Class A(a)	2,361
28	Haemonetics Corp.(a)	2,454
50	Hill-Rom Holdings, Inc.	4,861
25	Hologic, Inc.(a)	1,744
16	Intuitive Surgical, Inc.(a)	10,967
123	Meridian Bioscience, Inc.(a)	3,012
36	Merit Medical Systems, Inc.(a)	1,610
14	Quidel Corp.(a)	3,955
6	STERIS PLC	958
4	Stryker Corp.	773
33	Varian Medical Systems, Inc.(a)	4,710
27	West Pharmaceutical Services, Inc.	7,259

		52,796

	Health Care Providers & Services — 2.4%
51	Acadia Healthcare Co., Inc.(a)	1,520
17	Amedisys, Inc.(a)	3,981
9	Anthem, Inc.	2,464
38	BioTelemetry, Inc.(a)	1,617
91	Centene Corp.(a)	5,938
12	Chemed Corp.	5,906
15	Cigna Corp.	2,590
286	CVS Health Corp.	18,001
18	DaVita, Inc.(a)	1,573
48	Encompass Health Corp.	3,268
157	HCA Healthcare, Inc.	19,883
32	Henry Schein, Inc.(a)	2,199
59	Humana, Inc.	23,155

See accompanying notes to financial statements.

63  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
24	Laboratory Corp. of America Holdings(a)	$4,630
195	MEDNAX, Inc.(a)	3,896
82	Patterson Cos., Inc.	2,178
37	Quest Diagnostics, Inc.	4,702
40	UnitedHealth Group, Inc.	12,111

		119,612

	Health Care Technology — 0.4%
186	Allscripts Healthcare Solutions, Inc.(a)	1,674
216	Cerner Corp.	15,001
86	HMS Holdings Corp.(a)	2,795

		19,470

	Hotels, Restaurants & Leisure — 1.4%
45	Dine Brands Global, Inc.	2,044
51	Dunkin’ Brands Group, Inc.	3,505
155	Hilton Worldwide Holdings, Inc.	11,633
29	Jack in the Box, Inc.	2,381
31	Marriott Vacations Worldwide Corp.	2,625
10	McDonald’s Corp.	1,943
748	MGM Resorts International	12,035
183	Starbucks Corp.	14,005
186	Wendy’s Co. (The)	4,312
218	Yum China Holdings, Inc.	11,170
79	Yum! Brands, Inc.	7,193

		72,846

	Household Durables — 0.4%
147	KB Home	4,945
113	Meritage Homes Corp.(a)	11,207
202	Taylor Morrison Home Corp.(a)	4,737

		20,889

	Household Products — 0.8%
7	Clorox Co. (The)	1,656
216	Colgate-Palmolive Co.	16,675
7	Kimberly-Clark Corp.	1,064
179	Procter & Gamble Co. (The)	23,470

		42,865

	Independent Power & Renewable Electricity Producers — 0.2%
80	AES Corp. (The)	1,218
164	Ormat Technologies, Inc.	9,758

		10,976

	Industrial Conglomerates — 0.3%
27	Carlisle Cos., Inc.	3,215
1,472	General Electric Co.	8,935
9	Honeywell International, Inc.	1,344

		13,494

	Insurance — 1.5%
26	Aflac, Inc.	925
46	Allstate Corp. (The)	4,342
504	American International Group, Inc.	16,198
21	Brighthouse Financial, Inc.(a)	595
69	Chubb Ltd.	8,780
12	eHealth, Inc.(a)	830
86	First American Financial Corp.	4,387
31	Hanover Insurance Group, Inc. (The)	3,158
47	Hartford Financial Services Group, Inc. (The)	1,989
43	Lincoln National Corp.	1,603
30	Marsh & McLennan Cos., Inc.	3,498
14	Progressive Corp. (The)	1,265
84	Prudential Financial, Inc.	5,323
222	Reinsurance Group of America, Inc.	18,925
	Insurance — continued
33	Travelers Cos., Inc. (The)	$3,776

		75,594

	Interactive Media & Services — 3.3%
16	Alphabet, Inc., Class A(a)	23,807
35	Alphabet, Inc., Class C(a)	51,904
277	Facebook, Inc., Class A(a)	70,267
93	Match Group, Inc.(a)	9,551
345	Pinterest, Inc., Class A(a)	11,830

		167,359

	Internet & Direct Marketing Retail — 3.3%
176	Alibaba Group Holding Ltd., Sponsored ADR(a)	44,180
18	Amazon.com, Inc.(a)	56,964
18	Booking Holdings, Inc.(a)	29,918
493	eBay, Inc.	27,253
62	Etsy, Inc.(a)	7,340

		165,655

	IT Services — 2.9%
106	Automatic Data Processing, Inc.	14,088
76	Cognizant Technology Solutions Corp., Class A	5,192
571	DXC Technology Co.	10,227
16	Fiserv, Inc.(a)	1,597
100	Gartner, Inc.(a)	12,464
23	Global Payments, Inc.	4,094
27	International Business Machines Corp.	3,319
73	MasterCard, Inc., Class A	22,523
25	Paychex, Inc.	1,798
36	PayPal Holdings, Inc.(a)	7,059
252	Sabre Corp.	1,905
14	VeriSign, Inc.(a)	2,964
296	Visa, Inc., Class A	56,358
26	WEX, Inc.(a)	4,118

		147,706

	Leisure Products — 0.0%
114	Callaway Golf Co.	2,172

	Life Sciences Tools & Services — 0.8%
20	Agilent Technologies, Inc.	1,926
37	Illumina, Inc.(a)	14,140
11	IQVIA Holdings, Inc.(a)	1,742
2	Mettler-Toledo International, Inc.(a)	1,870
64	NeoGenomics, Inc.(a)	2,447
48	Repligen Corp.(a)	7,244
21	Thermo Fisher Scientific, Inc.	8,693
8	Waters Corp.(a)	1,705

		39,767

	Machinery — 2.3%
62	AGCO Corp.	4,069
153	Caterpillar, Inc.	20,331
94	Cummins, Inc.	18,166
143	Deere & Co.	25,212
62	Flowserve Corp.	1,728
13	Illinois Tool Works, Inc.	2,405
82	ITT, Inc.	4,734
108	Kennametal, Inc.	2,912
66	Oshkosh Corp.	5,195
115	Parker-Hannifin Corp.	20,576
18	Proto Labs, Inc.(a)	2,162
82	Terex Corp.	1,546
72	Toro Co. (The)	5,137

		114,173

See accompanying notes to financial statements.

|  64

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Media — 1.1%
4	Cable One, Inc.	$7,290
27	Charter Communications, Inc., Class A(a)	15,660
505	Comcast Corp., Class A	21,614
24	Discovery, Inc., Series C(a)	455
64	Fox Corp., Class A	1,649
41	Interpublic Group of Cos., Inc. (The)	740
87	New York Times Co. (The), Class A	4,014
54	Omnicom Group, Inc.	2,902
69	ViacomCBS, Inc., Class B	1,799

		56,123

	Metals & Mining — 0.3%
153	Commercial Metals Co.	3,164
13	Nucor Corp.	545
63	Reliance Steel & Aluminum Co.	6,191
41	Royal Gold, Inc.	5,737

		15,637

	Multi-Utilities — 0.3%
76	Consolidated Edison, Inc.	5,839
31	DTE Energy Co.	3,584
20	Sempra Energy	2,489
18	WEC Energy Group, Inc.	1,715

		13,627

	Multiline Retail — 0.2%
360	Macy’s, Inc.	2,182
55	Target Corp.	6,923

		9,105

	Oil, Gas & Consumable Fuels — 0.9%
845	Apache Corp.	12,971
78	Concho Resources, Inc.	4,098
82	Devon Energy Corp.	860
78	Diamondback Energy, Inc.	3,109
283	EOG Resources, Inc.	13,259
144	EQT Corp.	2,091
409	Marathon Oil Corp.	2,245
131	Noble Energy, Inc.	1,309
80	ONEOK, Inc.	2,233
456	Southwestern Energy Co.(a)	1,108
36	Valero Energy Corp.	2,024
74	World Fuel Services Corp.	1,741

		47,048

	Paper & Forest Products — 0.1%
113	Louisiana-Pacific Corp.	3,579

	Personal Products — 0.0%
10	Estee Lauder Cos., Inc. (The), Class A	1,975

	Pharmaceuticals — 1.4%
63	Bristol-Myers Squibb Co.	3,696
82	Catalent, Inc.(a)	7,162
40	Eli Lilly & Co.	6,012
93	Merck & Co., Inc.	7,462
125	Novartis AG, Sponsored ADR	10,267
93	Novo Nordisk A/S, Sponsored ADR	6,076
19	Perrigo Co. PLC	1,007
224	Pfizer, Inc.	8,620
495	Roche Holding AG, Sponsored ADR	21,334

		71,636

	Professional Services — 0.4%
68	Exponent, Inc.	5,716
23	Insperity, Inc.	1,538
63	Korn Ferry	1,770
	Professional Services — continued
38	ManpowerGroup, Inc.	$2,614
31	Nielsen Holdings PLC	447
31	Verisk Analytics, Inc.	5,850

		17,935

	Real Estate Management & Development — 0.1%
40	CBRE Group, Inc., Class A(a)	1,752
33	Jones Lang LaSalle, Inc.	3,264

		5,016

	REITs – Apartments — 0.3%
124	American Campus Communities, Inc.	4,419
82	Camden Property Trust	7,447
16	Equity Residential	858

		12,724

	REITs – Diversified — 0.1%
18	Crown Castle International Corp.	3,001
13	Digital Realty Trust, Inc.	2,087
63	Weyerhaeuser Co.	1,752

		6,840

	REITs – Health Care — 0.0%
31	Ventas, Inc.	1,189
16	Welltower, Inc.	857

		2,046

	REITs – Hotels — 0.1%
101	Host Hotels & Resorts, Inc.	1,089
358	Park Hotels & Resorts, Inc.	2,960

		4,049

	REITs – Mortgage — 0.1%
86	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,013

	REITs – Office Property — 0.5%
17	Boston Properties, Inc.	1,515
180	Corporate Office Properties Trust	4,766
210	Douglas Emmett, Inc.	6,119
279	Easterly Government Properties, Inc.	6,822
90	Kilroy Realty Corp.	5,244

		24,466

	REITs – Shopping Centers — 0.1%
480	Brixmor Property Group, Inc.	5,525

	REITs – Storage — 0.0%
23	Iron Mountain, Inc.	648

	REITs – Warehouse/Industrials — 0.1%
58	CyrusOne, Inc.	4,838

	Road & Rail — 1.0%
197	CSX Corp.	14,054
92	Kansas City Southern	15,810
26	Norfolk Southern Corp.	4,998
51	Ryder System, Inc.	1,868
72	Union Pacific Corp.	12,481

		49,211

	Semiconductors & Semiconductor Equipment — 2.2%
19	Advanced Micro Devices, Inc.(a)	1,471
64	Applied Materials, Inc.	4,117
39	Cabot Microelectronics Corp.	5,878
69	Cirrus Logic, Inc.(a)	4,729
51	Cree, Inc.(a)	3,515
48	Enphase Energy, Inc.(a)	2,897
211	First Solar, Inc.(a)	12,565

See accompanying notes to financial statements.

65  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
91	Ichor Holdings Ltd.(a)	$2,987
138	Intel Corp.	6,587
93	NVIDIA Corp.	39,487
140	QUALCOMM, Inc.	14,785
53	Silicon Laboratories, Inc.(a)	5,327
46	Texas Instruments, Inc.	5,867
19	Universal Display Corp.	3,315

		113,527

	Software — 4.1%
33	Adobe, Inc.(a)	14,662
167	Autodesk, Inc.(a)	39,484
39	Blackbaud, Inc.	2,439
59	Bottomline Technologies, Inc.(a)	2,847
48	Ceridian HCM Holding, Inc.(a)	3,758
10	Citrix Systems, Inc.	1,428
19	Fair Isaac Corp.(a)	8,345
33	LogMeIn, Inc.	2,832
173	Microsoft Corp.	35,467
34	NortonLifeLock, Inc.	729
586	Oracle Corp.	32,494
49	PTC, Inc.(a)	4,192
37	Qualys, Inc.(a)	4,569
127	salesforce.com, Inc.(a)	24,746
5	Tyler Technologies, Inc.(a)	1,786
152	Workday, Inc., Class A(a)	27,500

		207,278

	Specialty Retail — 1.2%
39	Aaron’s, Inc.	2,035
122	American Eagle Outfitters, Inc.	1,220
46	Asbury Automotive Group, Inc.(a)	4,607
15	Best Buy Co., Inc.	1,494
21	Five Below, Inc.(a)	2,287
65	Home Depot, Inc. (The)	17,257
32	Lithia Motors, Inc., Class A	7,333
35	Lowe’s Cos., Inc.	5,212
36	Monro, Inc.	2,027
87	Tiffany & Co.	10,906
42	TJX Cos., Inc. (The)	2,184
46	Williams-Sonoma, Inc.	4,007

		60,569

	Technology Hardware, Storage & Peripherals — 0.6%
39	Apple, Inc.	16,576
211	Hewlett Packard Enterprise Co.	2,083
285	HP, Inc.	5,010
109	NCR Corp.(a)	2,009
36	NetApp, Inc.	1,595
17	Seagate Technology PLC	769

		28,042

	Textiles, Apparel & Luxury Goods — 0.4%
27	Deckers Outdoor Corp.(a)	5,650
52	NIKE, Inc., Class B	5,075
888	Under Armour, Inc., Class A(a)	9,342
101	Wolverine World Wide, Inc.	2,428

		22,495

	Thrifts & Mortgage Finance — 0.1%
400	New York Community Bancorp, Inc.	4,212

	Trading Companies & Distributors — 0.3%
180	Fastenal Co.	8,467
32	GATX Corp.	1,952
21	W.W. Grainger, Inc.	7,172

		17,591

	Water Utilities — 0.4%
89	American Water Works Co., Inc.	$13,107
111	Essential Utilities, Inc.	5,034

		18,141

	Wireless Telecommunication Services — 0.2%
77	Shenandoah Telecommunications Co.	3,871
60	T-Mobile US, Inc.(a)	6,443

		10,314

	Total Common Stocks (Identified Cost $2,794,663)	2,964,200

Principal Amount
Bonds and Notes — 3.9%
	Agency Commercial Mortgage-Backed Securities — 0.0%
$949	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	957

	Automotive — 0.1%
2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,165
2,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	2,065

		4,230

	Banking — 0.7%
2,000	American Express Co., 3.700%, 8/03/2023	2,180
1,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	1,035
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,035
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,206
2,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	2,146
1,000	Capital One Financial Corp., 3.300%, 10/30/2024	1,091
2,000	Citigroup, Inc., 4.600%, 3/09/2026	2,321
1,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	1,052
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,230
1,000	HSBC Holdings PLC, 5.100%, 4/05/2021	1,031
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,165
2,000	KeyCorp, MTN, 2.250%, 4/06/2027	2,135
2,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	2,230
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,206
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,144
2,000	Truist Bank, 3.200%, 4/01/2024	2,193
2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	2,172

		32,572

	Brokerage — 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	2,230
2,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	2,318

		4,548

	Cable Satellite — 0.0%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,169

	Construction Machinery — 0.0%
2,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	2,068

	Consumer Cyclical Services — 0.0%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,101

	Electric — 0.1%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,213
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	2,156

See accompanying notes to financial statements.

|  66

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — continued
$2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	$2,250

		6,619

	Food & Beverage — 0.1%
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,288
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,220

		4,508

	Government Owned – No Guarantee — 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	3,110

	Health Insurance — 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,387
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,984

		5,371

	Healthcare — 0.2%
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,376
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,121
2,000	McKesson Corp., 3.950%, 2/16/2028	2,346
1,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	1,063

		7,906

	Independent Energy — 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	1,985

	Integrated Energy — 0.1%
2,000	BP Capital Markets PLC, 3.814%, 2/10/2024	2,209
2,000	Shell International Finance BV, 6.375%, 12/15/2038	3,148

		5,357

	Life Insurance — 0.1%
2,000	American International Group, Inc., 3.400%, 6/30/2030	2,242

	Media Entertainment — 0.1%
2,000	ViacomCBS, Inc., 4.750%, 5/15/2025	2,303

	Midstream — 0.1%
2,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	2,110
2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,199

		4,309

	Mortgage Related — 0.6%
624	FHLMC, 3.000%, 6/01/2049	660
12,793	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	13,507
9,474	FNMA, 3.500%, with various maturities in 2049(c)	9,978
3,943	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	4,190
1,775	FNMA, 4.500%, with various maturities in 2049(c)	1,907

		30,242

	Oil Field Services — 0.0%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,093

	Pharmaceuticals — 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,237
2,000	Amgen, Inc., 2.650%, 5/11/2022	2,077

		4,314

	Railroads — 0.0%
2,000	CSX Corp., 2.600%, 11/01/2026	2,212

	REITs – Office Property — 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,088

	Restaurants — 0.1%
2,000	Starbucks Corp., 3.800%, 8/15/2025	2,290

	Technology — 0.2%
$1,000	Apple, Inc., 2.500%, 2/09/2025	$1,085
2,000	International Business Machines Corp., 4.000%, 6/20/2042	2,507
2,000	Oracle Corp., 2.950%, 5/15/2025	2,208
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,248
2,000	VMware, Inc., 2.950%, 8/21/2022	2,088

		10,136

	Treasuries — 0.9%
2,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,592
4,000	U.S. Treasury Bond, 2.875%, 11/15/2046	5,549
5,000	U.S. Treasury Bond, 3.000%, 5/15/2045	6,994
2,000	U.S. Treasury Bond, 3.000%, 2/15/2048	2,860
2,000	U.S. Treasury Bond, 3.000%, 2/15/2049	2,885
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,608
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,639
1,000	U.S. Treasury Bond, 4.500%, 2/15/2036	1,559
3,000	U.S. Treasury Note, 1.125%, 9/30/2021	3,034
6,000	U.S. Treasury Note, 1.625%, 8/31/2022	6,188
11,000	U.S. Treasury Note, 2.125%, 12/31/2022	11,531

		46,439

	Wireless — 0.1%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,953

	Wirelines — 0.0%
2,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.492%, 5/15/2025(d)	2,047

	Total Bonds and Notes (Identified Cost $186,159)	196,169

Shares
Exchange-Traded Funds — 16.1%
8,566	iShares® ESG MSCI EAFE ETF	530,578
8,013	iShares® ESG MSCI Emerging Markets ETF	280,856

	Total Exchange-Traded Funds (Identified Cost $794,769)	811,434

Affiliated Mutual Funds — 17.5%
6,897	Mirova Global Green Bond Fund, Class N	74,693
62,962	Mirova International Sustainable Equity Fund, Class N	809,061

	Total Affiliated Mutual Funds (Identified Cost $787,884)	883,754

	Total Investments — 96.2% (Identified Cost $4,563,475)	4,855,557
	Other assets less liabilities — 3.8%	191,042

	Net Assets — 100.0%	$5,046,599

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of July 31, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of July 31, 2020 is disclosed.

See accompanying notes to financial statements.

67  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2020 (Unaudited)

Equity	90.8%
Fixed Income	5.4

Total Investments	96.2
Other assets less liabilities	3.8

Net Assets	100.0%

See accompanying notes to financial statements.

|  68

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)
Common Stocks — 58.4% of Net Assets
	Aerospace & Defense — 0.7%
23	Axon Enterprise, Inc.(a)	$1,912
104	Boeing Co. (The)	16,432
42	General Dynamics Corp.	6,163
34	Moog, Inc., Class A	1,827
46	Raytheon Technologies Corp.	2,607

		28,941

	Air Freight & Logistics — 0.6%
242	Expeditors International of Washington, Inc.	20,451
38	United Parcel Service, Inc., Class B	5,425

		25,876

	Airlines — 0.1%
12	Delta Air Lines, Inc.	300
168	Hawaiian Holdings, Inc.	1,997

		2,297

	Auto Components — 0.3%
118	Aptiv PLC	9,174
15	BorgWarner, Inc.	549
31	Visteon Corp.(a)	2,251

		11,974

	Automobiles — 0.3%
440	General Motors Co.	10,951
32	Thor Industries, Inc.	3,648

		14,599

	Banks — 2.7%
88	Ameris Bancorp	2,031
154	BancorpSouth Bank	3,223
807	Bank of America Corp.	20,078
341	Cadence BanCorp	2,663
391	Citigroup, Inc.	19,554
203	Citizens Financial Group, Inc.	5,036
119	Columbia Banking System, Inc.	3,443
9	Comerica, Inc.	347
78	Cullen/Frost Bankers, Inc.	5,621
277	Fulton Financial Corp.	2,687
233	Huntington Bancshares, Inc.	2,160
143	International Bancshares Corp.	4,350
344	KeyCorp	4,131
21	M&T Bank Corp.	2,225
494	People’s United Financial, Inc.	5,330
74	PNC Financial Services Group, Inc. (The)	7,894
133	Regions Financial Corp.	1,444
124	TCF Financial Corp.	3,409
117	Truist Financial Corp.	4,383
220	Trustmark Corp.	4,954
343	Wells Fargo & Co.	8,321
58	Wintrust Financial Corp.	2,482
114	Zions Bancorp N.A.	3,702

		119,468

	Beverages — 1.4%
181	Coca-Cola Co. (The)	8,550
90	Constellation Brands, Inc., Class A	16,038
387	Monster Beverage Corp.(a)	30,372
56	PepsiCo, Inc.	7,709

		62,669

	Biotechnology — 1.8%
61	AbbVie, Inc.	5,790
39	Amgen, Inc.	9,542
12	Biogen, Inc.(a)	3,296
	Biotechnology — continued
100	BioMarin Pharmaceutical, Inc.(a)	$11,981
97	Gilead Sciences, Inc.	6,744
21	Ligand Pharmaceuticals, Inc.(a)	2,461
55	Regeneron Pharmaceuticals, Inc.(a)	34,764
9	Vertex Pharmaceuticals, Inc.(a)	2,448

		77,026

	Building Products — 0.4%
146	Johnson Controls International PLC	5,618
23	Lennox International, Inc.	6,167
67	Owens Corning	4,052

		15,837

	Capital Markets — 4.0%
10	Ameriprise Financial, Inc.	1,536
441	Bank of New York Mellon Corp. (The)	15,810
15	BlackRock, Inc.	8,625
487	Charles Schwab Corp. (The)	16,144
20	CME Group, Inc.	3,324
55	FactSet Research Systems, Inc.	19,046
66	Franklin Resources, Inc.	1,389
58	Goldman Sachs Group, Inc. (The)	11,482
50	Intercontinental Exchange, Inc.	4,839
17	Invesco Ltd.	171
108	Janus Henderson Group PLC	2,256
123	Legg Mason, Inc.	6,149
63	Moody’s Corp.	17,722
37	MSCI, Inc.	13,911
53	Northern Trust Corp.	4,153
50	S&P Global, Inc.	17,512
208	SEI Investments Co.	10,885
285	State Street Corp.	18,180
7	T. Rowe Price Group, Inc.	967

		174,101

	Chemicals — 0.8%
24	DuPont de Nemours, Inc.	1,284
46	Ecolab, Inc.	8,606
59	HB Fuller Co.	2,675
43	Innospec, Inc.	3,232
47	Linde PLC	11,520
50	Minerals Technologies, Inc.	2,344
30	Stepan Co.	3,276

		32,937

	Commercial Services & Supplies — 0.2%
55	Healthcare Services Group, Inc.	1,441
31	MSA Safety, Inc.	3,674
45	Tetra Tech, Inc.	3,989

		9,104

	Communications Equipment — 0.8%
73	Ciena Corp.(a)	4,344
467	Cisco Systems, Inc.	21,996
6	F5 Networks, Inc.(a)	815
39	InterDigital, Inc.	2,341
41	Lumentum Holdings, Inc.(a)	3,806
17	Motorola Solutions, Inc.	2,377

		35,679

	Construction & Engineering — 0.2%
143	AECOM(a)	5,175
173	Fluor Corp.	1,763

		6,938

See accompanying notes to financial statements.

69  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Consumer Finance — 1.1%
830	Ally Financial, Inc.	$16,683
139	American Express Co.	12,971
275	Capital One Financial Corp.	17,545

		47,199

	Containers & Packaging — 0.2%
41	Ball Corp.	3,019
46	International Paper Co.	1,600
210	O-I Glass, Inc.	2,193

		6,812

	Distributors — 0.2%
33	Genuine Parts Co.	2,975
22	POOL CORP.	6,967

		9,942

	Diversified Consumer Services — 0.1%
91	Service Corp. International	3,946

	Diversified Telecommunication Services — 0.2%
165	AT&T, Inc.	4,880
89	Verizon Communications, Inc.	5,116

		9,996

	Electric Utilities — 0.7%
111	American Electric Power Co., Inc.	9,644
19	Edison International	1,058
27	Eversource Energy	2,432
24	FirstEnergy Corp.	696
41	IDACORP, Inc.	3,823
35	NextEra Energy, Inc.	9,824
43	PPL Corp.	1,145

		28,622

	Electrical Equipment — 0.5%
16	Acuity Brands, Inc.	1,586
23	Eaton Corp. PLC	2,142
29	Hubbell, Inc.	3,914
237	Sunrun, Inc.(a)	8,695
323	Vivint Solar, Inc.(a)	6,570

		22,907

	Electronic Equipment, Instruments & Components — 0.8%
79	Avnet, Inc.	2,111
82	Cognex Corp.	5,483
17	Coherent, Inc.(a)	2,360
39	Corning, Inc.	1,209
56	Itron, Inc.(a)	3,895
16	Littelfuse, Inc.	2,842
15	Rogers Corp.(a)	1,788
107	TE Connectivity Ltd.	9,531
93	Trimble, Inc.(a)	4,140
142	Vishay Intertechnology, Inc.	2,228

		35,587

	Energy Equipment & Services — 0.3%
599	Archrock, Inc.	3,989
96	Baker Hughes Co.	1,487
80	National Oilwell Varco, Inc.	921
346	Schlumberger Ltd.	6,277
46	TechnipFMC PLC	369

		13,043

	Entertainment — 1.8%
29	Activision Blizzard, Inc.	2,396
68	Cinemark Holdings, Inc.	804
68	Electronic Arts, Inc.(a)	9,630
	Entertainment — continued
62	Netflix, Inc.(a)	$30,311
26	Take-Two Interactive Software, Inc.(a)	4,265
259	Walt Disney Co. (The)	30,287

		77,693

	Food & Staples Retailing — 0.3%
63	Kroger Co. (The)	2,192
195	SpartanNash Co.	4,100
28	Sysco Corp.	1,480
147	Walgreens Boots Alliance, Inc.	5,984

		13,756

	Food Products — 0.4%
60	Campbell Soup Co.	2,974
44	General Mills, Inc.	2,784
82	Hain Celestial Group, Inc. (The)(a)	2,786
60	Hormel Foods Corp.	3,052
41	Ingredion, Inc.	3,547
12	J.M. Smucker Co. (The)	1,312
22	Kellogg Co.	1,518
7	McCormick & Co., Inc.	1,364

		19,337

	Gas Utilities — 0.3%
85	New Jersey Resources Corp.	2,640
47	ONE Gas, Inc.	3,558
93	South Jersey Industries, Inc.	2,170
100	UGI Corp.	3,334

		11,702

	Health Care Equipment & Supplies — 1.0%
4	Becton Dickinson & Co.	1,125
24	Boston Scientific Corp.(a)	926
6	Cooper Cos., Inc. (The)	1,697
17	DENTSPLY SIRONA, Inc.	758
4	DexCom, Inc.(a)	1,742
12	Edwards Lifesciences Corp.(a)	941
44	Globus Medical, Inc., Class A(a)	2,120
23	Haemonetics Corp.(a)	2,016
41	Hill-Rom Holdings, Inc.	3,986
22	Hologic, Inc.(a)	1,535
13	Intuitive Surgical, Inc.(a)	8,911
102	Meridian Bioscience, Inc.(a)	2,498
33	Merit Medical Systems, Inc.(a)	1,476
12	Quidel Corp.(a)	3,390
6	STERIS PLC	958
4	Stryker Corp.	773
28	Varian Medical Systems, Inc.(a)	3,996
23	West Pharmaceutical Services, Inc.	6,184

		45,032

	Health Care Providers & Services — 2.3%
45	Acadia Healthcare Co., Inc.(a)	1,342
15	Amedisys, Inc.(a)	3,512
8	Anthem, Inc.	2,190
30	BioTelemetry, Inc.(a)	1,277
75	Centene Corp.(a)	4,894
10	Chemed Corp.	4,922
13	Cigna Corp.	2,245
249	CVS Health Corp.	15,672
19	DaVita, Inc.(a)	1,660
40	Encompass Health Corp.	2,723
137	HCA Healthcare, Inc.	17,350
29	Henry Schein, Inc.(a)	1,993
50	Humana, Inc.	19,623

See accompanying notes to financial statements.

|  70

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
21	Laboratory Corp. of America Holdings(a)	$4,051
164	MEDNAX, Inc.(a)	3,277
74	Patterson Cos., Inc.	1,965
30	Quest Diagnostics, Inc.	3,812
33	UnitedHealth Group, Inc.	9,992

		102,500

	Health Care Technology — 0.4%
159	Allscripts Healthcare Solutions, Inc.(a)	1,431
191	Cerner Corp.	13,265
78	HMS Holdings Corp.(a)	2,535

		17,231

	Hotels, Restaurants & Leisure — 1.5%
39	Dine Brands Global, Inc.	1,772
43	Dunkin’ Brands Group, Inc.	2,955
134	Hilton Worldwide Holdings, Inc.	10,057
26	Jack in the Box, Inc.	2,135
26	Marriott Vacations Worldwide Corp.	2,201
9	McDonald’s Corp.	1,749
650	MGM Resorts International	10,459
155	Starbucks Corp.	11,862
157	Wendy’s Co. (The)	3,639
214	Yum China Holdings, Inc.	10,965
67	Yum! Brands, Inc.	6,100

		63,894

	Household Durables — 0.4%
123	KB Home	4,138
97	Meritage Homes Corp.(a)	9,620
169	Taylor Morrison Home Corp.(a)	3,963

		17,721

	Household Products — 0.8%
7	Clorox Co. (The)	1,656
185	Colgate-Palmolive Co.	14,282
6	Kimberly-Clark Corp.	912
153	Procter & Gamble Co. (The)	20,061

		36,911

	Independent Power & Renewable Electricity Producers — 0.2%
84	AES Corp. (The)	1,279
139	Ormat Technologies, Inc.	8,271

		9,550

	Industrial Conglomerates — 0.3%
23	Carlisle Cos., Inc.	2,739
1,277	General Electric Co.	7,751
8	Honeywell International, Inc.	1,195

		11,685

	Insurance — 1.5%
24	Aflac, Inc.	854
40	Allstate Corp. (The)	3,776
437	American International Group, Inc.	14,045
20	Brighthouse Financial, Inc.(a)	567
61	Chubb Ltd.	7,762
10	eHealth, Inc.(a)	691
71	First American Financial Corp.	3,622
28	Hanover Insurance Group, Inc. (The)	2,853
44	Hartford Financial Services Group, Inc. (The)	1,862
38	Lincoln National Corp.	1,416
24	Marsh & McLennan Cos., Inc.	2,798
12	Progressive Corp. (The)	1,084
74	Prudential Financial, Inc.	4,689
190	Reinsurance Group of America, Inc.	16,197
	Insurance — continued
26	Travelers Cos., Inc. (The)	$2,975

		65,191

	Interactive Media & Services — 3.3%
14	Alphabet, Inc., Class A(a)	20,831
30	Alphabet, Inc., Class C(a)	44,489
239	Facebook, Inc., Class A(a)	60,627
80	Match Group, Inc.(a)	8,216
299	Pinterest, Inc., Class A(a)	10,253

		144,416

	Internet & Direct Marketing Retail — 3.3%
155	Alibaba Group Holding Ltd., Sponsored ADR(a)	38,908
16	Amazon.com, Inc.(a)	50,635
15	Booking Holdings, Inc.(a)	24,932
425	eBay, Inc.	23,494
54	Etsy, Inc.(a)	6,392

		144,361

	IT Services — 2.9%
96	Automatic Data Processing, Inc.	12,759
64	Cognizant Technology Solutions Corp., Class A	4,372
494	DXC Technology Co.	8,848
15	Fiserv, Inc.(a)	1,497
87	Gartner, Inc.(a)	10,844
20	Global Payments, Inc.	3,560
24	International Business Machines Corp.	2,951
61	MasterCard, Inc., Class A	18,820
25	Paychex, Inc.	1,798
32	PayPal Holdings, Inc.(a)	6,274
215	Sabre Corp.	1,625
12	VeriSign, Inc.(a)	2,540
254	Visa, Inc., Class A	48,362
21	WEX, Inc.(a)	3,326

		127,576

	Leisure Products — 0.0%
97	Callaway Golf Co.	1,848

	Life Sciences Tools & Services — 0.7%
18	Agilent Technologies, Inc.	1,734
30	Illumina, Inc.(a)	11,465
9	IQVIA Holdings, Inc.(a)	1,426
1	Mettler-Toledo International, Inc.(a)	935
54	NeoGenomics, Inc.(a)	2,064
39	Repligen Corp.(a)	5,885
17	Thermo Fisher Scientific, Inc.	7,037
7	Waters Corp.(a)	1,492

		32,038

	Machinery — 2.3%
52	AGCO Corp.	3,413
133	Caterpillar, Inc.	17,673
83	Cummins, Inc.	16,041
125	Deere & Co.	22,039
49	Flowserve Corp.	1,366
11	Illinois Tool Works, Inc.	2,035
69	ITT, Inc.	3,983
90	Kennametal, Inc.	2,426
57	Oshkosh Corp.	4,487
99	Parker-Hannifin Corp.	17,713
16	Proto Labs, Inc.(a)	1,922
70	Terex Corp.	1,319
63	Toro Co. (The)	4,495

		98,912

See accompanying notes to financial statements.

71  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Media — 1.1%
4	Cable One, Inc.	$7,290
24	Charter Communications, Inc., Class A(a)	13,920
438	Comcast Corp., Class A	18,746
21	Discovery, Inc., Series C(a)	398
59	Fox Corp., Class A	1,521
38	Interpublic Group of Cos., Inc. (The)	686
76	New York Times Co. (The), Class A	3,507
48	Omnicom Group, Inc.	2,579
63	ViacomCBS, Inc., Class B	1,642

		50,289

	Metals & Mining — 0.3%
122	Commercial Metals Co.	2,523
10	Nucor Corp.	419
56	Reliance Steel & Aluminum Co.	5,503
35	Royal Gold, Inc.	4,898

		13,343

	Multi-Utilities — 0.3%
62	Consolidated Edison, Inc.	4,764
25	DTE Energy Co.	2,891
16	Sempra Energy	1,991
16	WEC Energy Group, Inc.	1,524

		11,170

	Multiline Retail — 0.2%
325	Macy’s, Inc.	1,970
48	Target Corp.	6,042

		8,012

	Oil, Gas & Consumable Fuels — 0.9%
732	Apache Corp.	11,236
68	Concho Resources, Inc.	3,573
83	Devon Energy Corp.	871
68	Diamondback Energy, Inc.	2,710
246	EOG Resources, Inc.	11,525
123	EQT Corp.	1,786
338	Marathon Oil Corp.	1,856
130	Noble Energy, Inc.	1,299
65	ONEOK, Inc.	1,814
397	Southwestern Energy Co.(a)	965
32	Valero Energy Corp.	1,799
65	World Fuel Services Corp.	1,529

		40,963

	Paper & Forest Products — 0.1%
94	Louisiana-Pacific Corp.	2,977

	Personal Products — 0.0%
9	Estee Lauder Cos., Inc. (The), Class A	1,778

	Pharmaceuticals — 1.4%
55	Bristol-Myers Squibb Co.	3,226
69	Catalent, Inc.(a)	6,027
36	Eli Lilly & Co.	5,410
82	Merck & Co., Inc.	6,580
96	Novartis AG, Sponsored ADR	7,885
83	Novo Nordisk A/S, Sponsored ADR	5,422
21	Perrigo Co. PLC	1,113
197	Pfizer, Inc.	7,581
437	Roche Holding AG, Sponsored ADR	18,835

		62,079

	Professional Services — 0.3%
55	Exponent, Inc.	4,623
20	Insperity, Inc.	1,337
	Professional Services — continued
58	Korn Ferry	$1,630
33	ManpowerGroup, Inc.	2,270
27	Nielsen Holdings PLC	390
25	Verisk Analytics, Inc.	4,718

		14,968

	Real Estate Management & Development — 0.1%
37	CBRE Group, Inc., Class A(a)	1,621
29	Jones Lang LaSalle, Inc.	2,868

		4,489

	REITs – Apartments — 0.2%
101	American Campus Communities, Inc.	3,600
70	Camden Property Trust	6,357
18	Equity Residential	965

		10,922

	REITs – Diversified — 0.1%
15	Crown Castle International Corp.	2,501
12	Digital Realty Trust, Inc.	1,926
60	Weyerhaeuser Co.	1,669

		6,096

	REITs – Health Care — 0.1%
35	Ventas, Inc.	1,343
16	Welltower, Inc.	857

		2,200

	REITs – Hotels — 0.1%
98	Host Hotels & Resorts, Inc.	1,056
299	Park Hotels & Resorts, Inc.	2,473

		3,529

	REITs – Mortgage — 0.1%
73	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,557

	REITs – Office Property — 0.5%
17	Boston Properties, Inc.	1,515
150	Corporate Office Properties Trust	3,972
177	Douglas Emmett, Inc.	5,158
236	Easterly Government Properties, Inc.	5,770
76	Kilroy Realty Corp.	4,428

		20,843

	REITs – Shopping Centers — 0.1%
415	Brixmor Property Group, Inc.	4,777

	REITs – Storage — 0.0%
26	Iron Mountain, Inc.	733

	REITs – Warehouse/Industrials — 0.1%
49	CyrusOne, Inc.	4,088

	Road & Rail — 0.9%
167	CSX Corp.	11,914
78	Kansas City Southern	13,404
21	Norfolk Southern Corp.	4,037
45	Ryder System, Inc.	1,648
61	Union Pacific Corp.	10,574

		41,577

	Semiconductors & Semiconductor Equipment — 2.2%
17	Advanced Micro Devices, Inc.(a)	1,316
57	Applied Materials, Inc.	3,667
31	Cabot Microelectronics Corp.	4,672
58	Cirrus Logic, Inc.(a)	3,975
44	Cree, Inc.(a)	3,033
41	Enphase Energy, Inc.(a)	2,475
183	First Solar, Inc.(a)	10,898
77	Ichor Holdings Ltd.(a)	2,527

See accompanying notes to financial statements.

|  72

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
122	Intel Corp.	$5,823
81	NVIDIA Corp.	34,392
125	QUALCOMM, Inc.	13,201
46	Silicon Laboratories, Inc.(a)	4,623
40	Texas Instruments, Inc.	5,102
15	Universal Display Corp.	2,617

		98,321

	Software — 4.1%
27	Adobe, Inc.(a)	11,997
145	Autodesk, Inc.(a)	34,282
35	Blackbaud, Inc.	2,189
46	Bottomline Technologies, Inc.(a)	2,220
42	Ceridian HCM Holding, Inc.(a)	3,288
10	Citrix Systems, Inc.	1,428
16	Fair Isaac Corp.(a)	7,027
28	LogMeIn, Inc.	2,403
148	Microsoft Corp.	30,341
39	NortonLifeLock, Inc.	837
499	Oracle Corp.	27,670
42	PTC, Inc.(a)	3,593
31	Qualys, Inc.(a)	3,828
110	salesforce.com, Inc.(a)	21,433
4	Tyler Technologies, Inc.(a)	1,429
132	Workday, Inc., Class A(a)	23,881

		177,846

	Specialty Retail — 1.2%
33	Aaron’s, Inc.	1,722
104	American Eagle Outfitters, Inc.	1,040
38	Asbury Automotive Group, Inc.(a)	3,806
14	Best Buy Co., Inc.	1,394
19	Five Below, Inc.(a)	2,069
55	Home Depot, Inc. (The)	14,602
27	Lithia Motors, Inc., Class A	6,187
30	Lowe’s Cos., Inc.	4,467
29	Monro, Inc.	1,633
74	Tiffany & Co.	9,277
37	TJX Cos., Inc. (The)	1,924
38	Williams-Sonoma, Inc.	3,310

		51,431

	Technology Hardware, Storage & Peripherals — 0.6%
33	Apple, Inc.	14,026
173	Hewlett Packard Enterprise Co.	1,708
242	HP, Inc.	4,254
100	NCR Corp.(a)	1,843
33	NetApp, Inc.	1,462
18	Seagate Technology PLC	814

		24,107

	Textiles, Apparel & Luxury Goods — 0.4%
23	Deckers Outdoor Corp.(a)	4,813
46	NIKE, Inc., Class B	4,490
763	Under Armour, Inc., Class A(a)	8,027
84	Wolverine World Wide, Inc.	2,019

		19,349

	Thrifts & Mortgage Finance — 0.1%
335	New York Community Bancorp, Inc.	3,528

	Trading Companies & Distributors — 0.3%
159	Fastenal Co.	7,479
30	GATX Corp.	1,830
17	W.W. Grainger, Inc.	5,806

		15,115

	Water Utilities — 0.3%
75	American Water Works Co., Inc.	$11,045
93	Essential Utilities, Inc.	4,218

		15,263

	Wireless Telecommunication Services — 0.2%
64	Shenandoah Telecommunications Co.	3,217
52	T-Mobile US, Inc.(a)	5,584

		8,801

	Total Common Stocks (Identified Cost $2,421,410)	2,558,005

Principal Amount
Bonds and Notes — 3.8%
	Agency Commercial Mortgage-Backed Securities — 0.0%
$949	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	957

	Automotive — 0.1%
2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,165
2,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	2,065

		4,230

	Banking — 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	2,180
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,035
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,206
2,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	2,146
2,000	Citigroup, Inc., 4.600%, 3/09/2026	2,321
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,230
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,165
2,000	KeyCorp, MTN, 2.250%, 4/06/2027	2,135
2,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	2,230
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,144
2,000	Truist Bank, 3.200%, 4/01/2024	2,193
2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	2,172

		26,157

	Brokerage — 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	2,230
2,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	2,318

		4,548

	Cable Satellite — 0.1%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,169

	Construction Machinery — 0.1%
2,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	2,013
1,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	1,034

		3,047

	Electric — 0.1%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,213
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	2,156

		4,369

	Financial Other — 0.0%
2,000	ORIX Corp., 2.900%, 7/18/2022	2,078

	Food & Beverage — 0.1%
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,288
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,220

		4,508

See accompanying notes to financial statements.

73  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Principal Amount	Description	Value (†)
	Government Owned – No Guarantee — 0.1%
$2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	$3,110

	Health Insurance — 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,387
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,492

		3,879

	Healthcare — 0.1%
1,000	CVS Health Corp., 4.300%, 3/25/2028	1,188
2,000	McKesson Corp., 3.950%, 2/16/2028	2,346
1,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	1,063

		4,597

	Independent Energy — 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	1,985

	Integrated Energy — 0.1%
2,000	BP Capital Markets PLC, 3.814%, 2/10/2024	2,209
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,574

		3,783

	Media Entertainment — 0.1%
2,000	ViacomCBS, Inc., 4.750%, 5/15/2025	2,303

	Midstream — 0.1%
2,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	2,110
2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,199

		4,309

	Mortgage Related — 0.6%
12,098	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	12,769
7,827	FNMA, 3.500%, with various maturities in 2049(c)	8,243
3,368	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	3,580
1,689	FNMA, 4.500%, with various maturities from 2048 to 2049(c)	1,816

		26,408

	Oil Field Services — 0.0%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,093

	Pharmaceuticals — 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,237
2,000	Amgen, Inc., 2.650%, 5/11/2022	2,077

		4,314

	Railroads — 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	2,212

	REITs – Office Property — 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,088

	Technology — 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,085
2,000	International Business Machines Corp., 4.000%, 6/20/2042	2,507
2,000	Oracle Corp., 2.950%, 5/15/2025	2,208
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,248
2,000	VMware, Inc., 2.950%, 8/21/2022	2,088

		10,136

	Treasuries — 0.8%
2,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,592
4,000	U.S. Treasury Bond, 2.875%, 11/15/2046	5,549
4,000	U.S. Treasury Bond, 3.000%, 5/15/2045	5,595
1,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,430
1,000	U.S. Treasury Bond, 3.000%, 2/15/2049	1,443
	Treasuries — continued
$1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	$1,608
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,639
1,000	U.S. Treasury Bond, 4.500%, 2/15/2036	1,559
1,000	U.S. Treasury Note, 1.125%, 9/30/2021	1,011
5,000	U.S. Treasury Note, 1.625%, 8/31/2022	5,156
9,000	U.S. Treasury Note, 2.125%, 12/31/2022	9,434

		37,016

	Wireless — 0.1%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,953

	Wirelines — 0.1%
2,000	AT&T, Inc., 3.400%, 5/15/2025	2,225
2,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.492%, 5/15/2025(d)	2,047

		4,272

	Total Bonds and Notes (Identified Cost $157,554)	166,521

Shares
Exchange-Traded Funds — 16.5%
7,502	iShares® ESG MSCI EAFE ETF	464,674
7,299	iShares® ESG MSCI Emerging Markets ETF	255,830

	Total Exchange-Traded Funds (Identified Cost $708,255)	720,504

Affiliated Mutual Funds — 17.8%
5,994	Mirova Global Green Bond Fund, Class N	64,917
55,722	Mirova International Sustainable Equity Fund, Class N	716,025

	Total Affiliated Mutual Funds (Identified Cost $692,080)	780,942

	Total Investments — 96.5% (Identified Cost $3,979,299)	4,225,972
	Other assets less liabilities — 3.5%	154,989

	Net Assets — 100.0%	$4,380,961

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of July 31, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of July 31, 2020 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

|  74

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Asset Allocation Summary at July 31, 2020 (Unaudited)

Equity	91.2%
Fixed Income	5.3

Total Investments	96.5
Other assets less liabilities	3.5

Net Assets	100.0%

See accompanying notes to financial statements.

75  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)
Common Stocks — 60.8% of Net Assets
	Aerospace & Defense — 0.7%
18	Axon Enterprise, Inc.(a)	$1,496
83	Boeing Co. (The)	13,114
33	General Dynamics Corp.	4,842
26	Moog, Inc., Class A	1,397
47	Raytheon Technologies Corp.	2,664

		23,513

	Air Freight & Logistics — 0.6%
201	Expeditors International of Washington, Inc.	16,987
36	United Parcel Service, Inc., Class B	5,139

		22,126

	Airlines — 0.1%
13	Delta Air Lines, Inc.	325
142	Hawaiian Holdings, Inc.	1,688

		2,013

	Auto Components — 0.3%
93	Aptiv PLC	7,231
15	BorgWarner, Inc.	549
24	Visteon Corp.(a)	1,742

		9,522

	Automobiles — 0.3%
349	General Motors Co.	8,686
27	Thor Industries, Inc.	3,078

		11,764

	Banks — 2.8%
70	Ameris Bancorp	1,615
125	BancorpSouth Bank	2,616
640	Bank of America Corp.	15,923
290	Cadence BanCorp	2,265
310	Citigroup, Inc.	15,503
181	Citizens Financial Group, Inc.	4,491
101	Columbia Banking System, Inc.	2,922
9	Comerica, Inc.	347
64	Cullen/Frost Bankers, Inc.	4,612
219	Fulton Financial Corp.	2,124
171	Huntington Bancshares, Inc.	1,585
117	International Bancshares Corp.	3,559
276	KeyCorp	3,315
21	M&T Bank Corp.	2,225
416	People’s United Financial, Inc.	4,489
77	PNC Financial Services Group, Inc. (The)	8,213
127	Regions Financial Corp.	1,379
107	TCF Financial Corp.	2,941
119	Truist Financial Corp.	4,458
182	Trustmark Corp.	4,099
272	Wells Fargo & Co.	6,599
46	Wintrust Financial Corp.	1,969
84	Zions Bancorp N.A.	2,727

		99,976

	Beverages — 1.6%
184	Coca-Cola Co. (The)	8,692
72	Constellation Brands, Inc., Class A	12,830
326	Monster Beverage Corp.(a)	25,585
58	PepsiCo, Inc.	7,984

		55,091

	Biotechnology — 1.9%
56	AbbVie, Inc.	5,315
37	Amgen, Inc.	9,053
11	Biogen, Inc.(a)	3,022
	Biotechnology — continued
86	BioMarin Pharmaceutical, Inc.(a)	$10,304
99	Gilead Sciences, Inc.	6,883
18	Ligand Pharmaceuticals, Inc.(a)	2,109
46	Regeneron Pharmaceuticals, Inc.(a)	29,075
8	Vertex Pharmaceuticals, Inc.(a)	2,176

		67,937

	Building Products — 0.4%
148	Johnson Controls International PLC	5,695
19	Lennox International, Inc.	5,095
56	Owens Corning	3,386

		14,176

	Capital Markets — 4.1%
12	Ameriprise Financial, Inc.	1,844
379	Bank of New York Mellon Corp. (The)	13,587
14	BlackRock, Inc.	8,050
384	Charles Schwab Corp. (The)	12,730
20	CME Group, Inc.	3,324
45	FactSet Research Systems, Inc.	15,583
56	Franklin Resources, Inc.	1,179
46	Goldman Sachs Group, Inc. (The)	9,106
45	Intercontinental Exchange, Inc.	4,355
18	Invesco Ltd.	181
95	Janus Henderson Group PLC	1,984
101	Legg Mason, Inc.	5,049
50	Moody’s Corp.	14,065
29	MSCI, Inc.	10,903
53	Northern Trust Corp.	4,152
39	S&P Global, Inc.	13,660
175	SEI Investments Co.	9,158
237	State Street Corp.	15,118
6	T. Rowe Price Group, Inc.	829

		144,857

	Chemicals — 0.8%
24	DuPont de Nemours, Inc.	1,284
36	Ecolab, Inc.	6,735
48	HB Fuller Co.	2,176
34	Innospec, Inc.	2,556
47	Linde PLC	11,520
41	Minerals Technologies, Inc.	1,922
24	Stepan Co.	2,621

		28,814

	Commercial Services & Supplies — 0.2%
44	Healthcare Services Group, Inc.	1,153
25	MSA Safety, Inc.	2,963
37	Tetra Tech, Inc.	3,280

		7,396

	Communications Equipment — 0.8%
62	Ciena Corp.(a)	3,690
370	Cisco Systems, Inc.	17,427
6	F5 Networks, Inc.(a)	815
31	InterDigital, Inc.	1,861
34	Lumentum Holdings, Inc.(a)	3,156
13	Motorola Solutions, Inc.	1,817

		28,766

	Construction & Engineering — 0.2%
118	AECOM(a)	4,270
145	Fluor Corp.	1,478

		5,748

See accompanying notes to financial statements.

|  76

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Consumer Finance — 1.1%
659	Ally Financial, Inc.	$13,246
122	American Express Co.	11,385
218	Capital One Financial Corp.	13,908

		38,539

	Containers & Packaging — 0.2%
45	Ball Corp.	3,313
45	International Paper Co.	1,566
186	O-I Glass, Inc.	1,942

		6,821

	Distributors — 0.3%
36	Genuine Parts Co.	3,245
18	POOL CORP.	5,701

		8,946

	Diversified Consumer Services — 0.1%
74	Service Corp. International	3,209

	Diversified Telecommunication Services — 0.2%
124	AT&T, Inc.	3,668
67	Verizon Communications, Inc.	3,851

		7,519

	Electric Utilities — 0.7%
113	American Electric Power Co., Inc.	9,817
14	Edison International	779
27	Eversource Energy	2,432
19	FirstEnergy Corp.	551
35	IDACORP, Inc.	3,264
27	NextEra Energy, Inc.	7,579
33	PPL Corp.	879

		25,301

	Electrical Equipment — 0.5%
13	Acuity Brands, Inc.	1,288
26	Eaton Corp. PLC	2,422
24	Hubbell, Inc.	3,239
183	Sunrun, Inc.(a)	6,714
251	Vivint Solar, Inc.(a)	5,106

		18,769

	Electronic Equipment, Instruments & Components — 0.8%
67	Avnet, Inc.	1,790
67	Cognex Corp.	4,480
15	Coherent, Inc.(a)	2,082
30	Corning, Inc.	930
44	Itron, Inc.(a)	3,061
13	Littelfuse, Inc.	2,310
12	Rogers Corp.(a)	1,430
85	TE Connectivity Ltd.	7,571
80	Trimble, Inc.(a)	3,561
120	Vishay Intertechnology, Inc.	1,883

		29,098

	Energy Equipment & Services — 0.3%
485	Archrock, Inc.	3,230
104	Baker Hughes Co.	1,611
68	National Oilwell Varco, Inc.	783
305	Schlumberger Ltd.	5,533
47	TechnipFMC PLC	377

		11,534

	Entertainment — 1.8%
33	Activision Blizzard, Inc.	2,727
58	Cinemark Holdings, Inc.	686
53	Electronic Arts, Inc.(a)	7,506
	Entertainment — (continued)
49	Netflix, Inc.(a)	$23,955
20	Take-Two Interactive Software, Inc.(a)	3,280
221	Walt Disney Co. (The)	25,844

		63,998

	Food & Staples Retailing — 0.3%
69	Kroger Co. (The)	2,401
160	SpartanNash Co.	3,364
20	Sysco Corp.	1,057
131	Walgreens Boots Alliance, Inc.	5,333

		12,155

	Food Products — 0.5%
61	Campbell Soup Co.	3,024
49	General Mills, Inc.	3,100
64	Hain Celestial Group, Inc. (The)(a)	2,175
65	Hormel Foods Corp.	3,306
35	Ingredion, Inc.	3,027
14	J.M. Smucker Co. (The)	1,531
25	Kellogg Co.	1,725
6	McCormick & Co., Inc.	1,169

		19,057

	Gas Utilities — 0.3%
66	New Jersey Resources Corp.	2,050
40	ONE Gas, Inc.	3,028
73	South Jersey Industries, Inc.	1,703
80	UGI Corp.	2,667

		9,448

	Health Care Equipment & Supplies — 1.1%
3	Becton Dickinson & Co.	844
18	Boston Scientific Corp.(a)	694
7	Cooper Cos., Inc. (The)	1,980
13	DENTSPLY SIRONA, Inc.	580
3	DexCom, Inc.(a)	1,306
9	Edwards Lifesciences Corp.(a)	706
34	Globus Medical, Inc., Class A(a)	1,638
18	Haemonetics Corp.(a)	1,578
35	Hill-Rom Holdings, Inc.	3,403
21	Hologic, Inc.(a)	1,465
11	Intuitive Surgical, Inc.(a)	7,540
83	Meridian Bioscience, Inc.(a)	2,033
29	Merit Medical Systems, Inc.(a)	1,297
10	Quidel Corp.(a)	2,825
6	STERIS PLC	958
3	Stryker Corp.	580
21	Varian Medical Systems, Inc.(a)	2,997
18	West Pharmaceutical Services, Inc.	4,840

		37,264

	Health Care Providers & Services — 2.5%
38	Acadia Healthcare Co., Inc.(a)	1,133
13	Amedisys, Inc.(a)	3,044
6	Anthem, Inc.	1,643
26	BioTelemetry, Inc.(a)	1,107
77	Centene Corp.(a)	5,024
9	Chemed Corp.	4,430
10	Cigna Corp.	1,727
195	CVS Health Corp.	12,273
18	DaVita, Inc.(a)	1,573
31	Encompass Health Corp.	2,111
116	HCA Healthcare, Inc.	14,690
29	Henry Schein, Inc.(a)	1,993
42	Humana, Inc.	16,483

See accompanying notes to financial statements.

77  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — (continued)
21	Laboratory Corp. of America Holdings(a)	$4,051
129	MEDNAX, Inc.(a)	2,577
57	Patterson Cos., Inc.	1,514
33	Quest Diagnostics, Inc.	4,193
25	UnitedHealth Group, Inc.	7,570

		87,136

	Health Care Technology — 0.4%
135	Allscripts Healthcare Solutions, Inc.(a)	1,215
165	Cerner Corp.	11,459
61	HMS Holdings Corp.(a)	1,983

		14,657

	Hotels, Restaurants & Leisure — 1.5%
33	Dine Brands Global, Inc.	1,499
36	Dunkin’ Brands Group, Inc.	2,474
106	Hilton Worldwide Holdings, Inc.	7,955
22	Jack in the Box, Inc.	1,807
23	Marriott Vacations Worldwide Corp.	1,947
7	McDonald’s Corp.	1,360
513	MGM Resorts International	8,254
129	Starbucks Corp.	9,872
133	Wendy’s Co. (The)	3,083
170	Yum China Holdings, Inc.	8,711
54	Yum! Brands, Inc.	4,917

		51,879

	Household Durables — 0.4%
106	KB Home	3,566
80	Meritage Homes Corp.(a)	7,935
143	Taylor Morrison Home Corp.(a)	3,353

		14,854

	Household Products — 1.0%
7	Clorox Co. (The)	1,656
162	Colgate-Palmolive Co.	12,506
6	Kimberly-Clark Corp.	912
140	Procter & Gamble Co. (The)	18,357

		33,431

	Independent Power & Renewable Electricity Producers — 0.2%
66	AES Corp. (The)	1,005
104	Ormat Technologies, Inc.	6,188

		7,193

	Industrial Conglomerates — 0.3%
19	Carlisle Cos., Inc.	2,262
1,013	General Electric Co.	6,149
8	Honeywell International, Inc.	1,195

		9,606

	Insurance — 1.6%
18	Aflac, Inc.	640
39	Allstate Corp. (The)	3,681
347	American International Group, Inc.	11,153
15	Brighthouse Financial, Inc.(a)	425
63	Chubb Ltd.	8,016
9	eHealth, Inc.(a)	622
61	First American Financial Corp.	3,112
22	Hanover Insurance Group, Inc. (The)	2,241
32	Hartford Financial Services Group, Inc. (The)	1,354
32	Lincoln National Corp.	1,193
24	Marsh & McLennan Cos., Inc.	2,799
10	Progressive Corp. (The)	903
70	Prudential Financial, Inc.	4,436
154	Reinsurance Group of America, Inc.	13,129
29	Travelers Cos., Inc. (The)	3,318

		57,022

	Interactive Media & Services — 3.4%
12	Alphabet, Inc., Class A(a)	$17,855
25	Alphabet, Inc., Class C(a)	37,074
194	Facebook, Inc., Class A(a)	49,212
64	Match Group, Inc.(a)	6,573
238	Pinterest, Inc., Class A(a)	8,161

		118,875

	Internet & Direct Marketing Retail — 3.3%
128	Alibaba Group Holding Ltd., Sponsored ADR(a)	32,131
13	Amazon.com, Inc.(a)	41,141
12	Booking Holdings, Inc.(a)	19,946
334	eBay, Inc.	18,463
45	Etsy, Inc.(a)	5,327

		117,008

	IT Services — 3.0%
84	Automatic Data Processing, Inc.	11,164
64	Cognizant Technology Solutions Corp., Class A	4,373
396	DXC Technology Co.	7,092
11	Fiserv, Inc.(a)	1,098
69	Gartner, Inc.(a)	8,600
15	Global Payments, Inc.	2,670
18	International Business Machines Corp.	2,213
47	MasterCard, Inc., Class A	14,501
25	Paychex, Inc.	1,798
24	PayPal Holdings, Inc.(a)	4,706
183	Sabre Corp.	1,384
13	VeriSign, Inc.(a)	2,752
206	Visa, Inc., Class A	39,222
17	WEX, Inc.(a)	2,692

		104,265

	Leisure Products — 0.0%
82	Callaway Golf Co.	1,562

	Life Sciences Tools & Services — 0.8%
20	Agilent Technologies, Inc.	1,927
26	Illumina, Inc.(a)	9,936
11	IQVIA Holdings, Inc.(a)	1,742
1	Mettler-Toledo International, Inc.(a)	935
46	NeoGenomics, Inc.(a)	1,759
32	Repligen Corp.(a)	4,829
13	Thermo Fisher Scientific, Inc.	5,381
8	Waters Corp.(a)	1,705

		28,214

	Machinery — 2.4%
44	AGCO Corp.	2,888
117	Caterpillar, Inc.	15,547
66	Cummins, Inc.	12,755
107	Deere & Co.	18,865
54	Flowserve Corp.	1,505
11	Illinois Tool Works, Inc.	2,035
59	ITT, Inc.	3,406
76	Kennametal, Inc.	2,049
47	Oshkosh Corp.	3,700
83	Parker-Hannifin Corp.	14,850
13	Proto Labs, Inc.(a)	1,562
60	Terex Corp.	1,131
51	Toro Co. (The)	3,639

		83,932

	Media — 1.1%
3	Cable One, Inc.	5,468
19	Charter Communications, Inc., Class A(a)	11,020
347	Comcast Corp., Class A	14,852

See accompanying notes to financial statements.

|  78

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Media — (continued)
21	Discovery, Inc., Series C(a)	$398
44	Fox Corp., Class A	1,134
28	Interpublic Group of Cos., Inc. (The)	505
64	New York Times Co. (The), Class A	2,953
46	Omnicom Group, Inc.	2,471
47	ViacomCBS, Inc., Class B	1,225

		40,026

	Metals & Mining — 0.3%
108	Commercial Metals Co.	2,233
10	Nucor Corp.	420
44	Reliance Steel & Aluminum Co.	4,323
28	Royal Gold, Inc.	3,918

		10,894

	Multi-Utilities — 0.3%
68	Consolidated Edison, Inc.	5,224
25	DTE Energy Co.	2,891
18	Sempra Energy	2,240
18	WEC Energy Group, Inc.	1,715

		12,070

	Multiline Retail — 0.2%
275	Macy’s, Inc.	1,667
42	Target Corp.	5,287

		6,954

	Oil, Gas & Consumable Fuels — 1.0%
589	Apache Corp.	9,041
54	Concho Resources, Inc.	2,837
71	Devon Energy Corp.	745
54	Diamondback Energy, Inc.	2,152
195	EOG Resources, Inc.	9,136
104	EQT Corp.	1,510
366	Marathon Oil Corp.	2,009
109	Noble Energy, Inc.	1,089
71	ONEOK, Inc.	1,982
330	Southwestern Energy Co.(a)	802
35	Valero Energy Corp.	1,968
52	World Fuel Services Corp.	1,224

		34,495

	Paper & Forest Products — 0.1%
80	Louisiana-Pacific Corp.	2,534

	Personal Products — 0.0%
7	Estee Lauder Cos., Inc. (The), Class A	1,383

	Pharmaceuticals — 1.4%
41	Bristol-Myers Squibb Co.	2,405
57	Catalent, Inc.(a)	4,978
27	Eli Lilly & Co.	4,058
61	Merck & Co., Inc.	4,895
83	Novartis AG, Sponsored ADR	6,818
67	Novo Nordisk A/S, Sponsored ADR	4,377
16	Perrigo Co. PLC	848
148	Pfizer, Inc.	5,695
343	Roche Holding AG, Sponsored ADR	14,783

		48,857

	Professional Services — 0.4%
46	Exponent, Inc.	3,867
18	Insperity, Inc.	1,204
44	Korn Ferry	1,236
27	ManpowerGroup, Inc.	1,857
28	Nielsen Holdings PLC	404
24	Verisk Analytics, Inc.	4,529

		13,097

	Real Estate Management & Development — 0.1%
27	CBRE Group, Inc., Class A(a)	$1,183
23	Jones Lang LaSalle, Inc.	2,275

		3,458

	REITs – Apartments — 0.3%
86	American Campus Communities, Inc.	3,065
57	Camden Property Trust	5,176
16	Equity Residential	858

		9,099

	REITs – Diversified — 0.1%
11	Crown Castle International Corp.	1,834
9	Digital Realty Trust, Inc.	1,445
52	Weyerhaeuser Co.	1,446

		4,725

	REITs – Health Care — 0.0%
27	Ventas, Inc.	1,036
13	Welltower, Inc.	696

		1,732

	REITs – Hotels — 0.1%
84	Host Hotels & Resorts, Inc.	905
239	Park Hotels & Resorts, Inc.	1,977

		2,882

	REITs – Mortgage — 0.1%
57	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,997

	REITs – Office Property — 0.5%
14	Boston Properties, Inc.	1,247
129	Corporate Office Properties Trust	3,416
146	Douglas Emmett, Inc.	4,254
195	Easterly Government Properties, Inc.	4,768
65	Kilroy Realty Corp.	3,788

		17,473

	REITs – Shopping Centers — 0.1%
336	Brixmor Property Group, Inc.	3,867

	REITs – Storage — 0.0%
20	Iron Mountain, Inc.	564

	REITs – Warehouse/Industrials — 0.1%
39	CyrusOne, Inc.	3,253

	Road & Rail — 1.0%
130	CSX Corp.	9,274
61	Kansas City Southern	10,483
21	Norfolk Southern Corp.	4,036
38	Ryder System, Inc.	1,392
48	Union Pacific Corp.	8,321

		33,506

	Semiconductors & Semiconductor Equipment — 2.3%
13	Advanced Micro Devices, Inc.(a)	1,007
42	Applied Materials, Inc.	2,702
26	Cabot Microelectronics Corp.	3,919
48	Cirrus Logic, Inc.(a)	3,289
34	Cree, Inc.(a)	2,343
32	Enphase Energy, Inc.(a)	1,931
138	First Solar, Inc.(a)	8,218
66	Ichor Holdings Ltd.(a)	2,166
92	Intel Corp.	4,391
66	NVIDIA Corp.	28,023
103	QUALCOMM, Inc.	10,878
37	Silicon Laboratories, Inc.(a)	3,719
41	Texas Instruments, Inc.	5,230

See accompanying notes to financial statements.

79  |

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — (continued)
12	Universal Display Corp.	$2,093

		79,909

	Software — 4.2%
21	Adobe, Inc.(a)	9,331
119	Autodesk, Inc.(a)	28,135
27	Blackbaud, Inc.	1,689
38	Bottomline Technologies, Inc.(a)	1,834
33	Ceridian HCM Holding, Inc.(a)	2,584
9	Citrix Systems, Inc.	1,285
13	Fair Isaac Corp.(a)	5,709
23	LogMeIn, Inc.	1,974
124	Microsoft Corp.	25,421
31	NortonLifeLock, Inc.	665
415	Oracle Corp.	23,012
35	PTC, Inc.(a)	2,995
26	Qualys, Inc.(a)	3,210
90	salesforce.com, Inc.(a)	17,536
3	Tyler Technologies, Inc.(a)	1,072
107	Workday, Inc., Class A(a)	19,358

		145,810

	Specialty Retail — 1.2%
31	Aaron’s, Inc.	1,618
88	American Eagle Outfitters, Inc.	880
32	Asbury Automotive Group, Inc.(a)	3,205
11	Best Buy Co., Inc.	1,095
15	Five Below, Inc.(a)	1,634
47	Home Depot, Inc. (The)	12,478
23	Lithia Motors, Inc., Class A	5,270
28	Lowe’s Cos., Inc.	4,169
24	Monro, Inc.	1,351
58	Tiffany & Co.	7,271
27	TJX Cos., Inc. (The)	1,404
32	Williams-Sonoma, Inc.	2,788

		43,163

	Technology Hardware, Storage & Peripherals — 0.6%
26	Apple, Inc.	11,051
188	Hewlett Packard Enterprise Co.	1,855
236	HP, Inc.	4,149
83	NCR Corp.(a)	1,530
24	NetApp, Inc.	1,063
13	Seagate Technology PLC	588

		20,236

	Textiles, Apparel & Luxury Goods — 0.5%
19	Deckers Outdoor Corp.(a)	3,976
35	NIKE, Inc., Class B	3,416
629	Under Armour, Inc., Class A(a)	6,617
76	Wolverine World Wide, Inc.	1,827

		15,836

	Thrifts & Mortgage Finance — 0.1%
268	New York Community Bancorp, Inc.	2,822

	Trading Companies & Distributors — 0.3%
119	Fastenal Co.	5,598
25	GATX Corp.	1,524
13	W.W. Grainger, Inc.	4,440

		11,562

	Water Utilities — 0.4%
68	American Water Works Co., Inc.	10,014
80	Essential Utilities, Inc.	3,628

		13,642

	Wireless Telecommunication Services — 0.2%
51	Shenandoah Telecommunications Co.	$2,564
41	T-Mobile US, Inc.(a)	4,402

		6,966

	Total Common Stocks (Identified Cost $1,996,410)	2,135,803

Principal Amount
Bonds and Notes — 3.9%
	Agency Commercial Mortgage-Backed Securities — 0.0%
$949	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	957

	Automotive — 0.1%
2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,166
1,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	1,032

		3,198

	Banking — 0.7%
2,000	American Express Co., 3.700%, 8/03/2023	2,180
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,071
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,206
2,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	2,146
2,000	Citigroup, Inc., 4.600%, 3/09/2026	2,321
1,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	1,052
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,017
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,230
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,165
2,000	KeyCorp, MTN, 2.250%, 4/06/2027	2,135
2,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	2,230
2,000	Truist Bank, 3.200%, 4/01/2024	2,193
2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	2,172

		26,118

	Brokerage — 0.1%
2,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	2,318

	Construction Machinery — 0.1%
2,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	2,013
1,000	John Deere Capital Corp., MTN,
	2.650%, 1/06/2022	1,034

		3,047

	Consumer Cyclical Services — 0.1%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,101

	Electric — 0.1%
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	2,156

	Food & Beverage — 0.1%
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,220

	Government Owned – No Guarantee — 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	3,110

	Health Insurance — 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,387
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,492

		3,879

	Healthcare — 0.0%
1,000	CVS Health Corp., 4.300%, 3/25/2028	1,188

See accompanying notes to financial statements.

|  80

Portfolio of Investments – as of July 31, 2020 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Principal Amount	Description	Value (†)
	Independent Energy — 0.1%
$2,000	EQT Corp., 3.000%, 10/01/2022	$1,985

	Integrated Energy — 0.1%
2,000	BP Capital Markets PLC, 3.814%, 2/10/2024	2,209
2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	2,200
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,574

		5,983

	Midstream — 0.1%
2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,199

	Mortgage Related — 0.6%
9,588	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	10,124
6,379	FNMA, 3.500%, with various maturities in 2049(c)	6,720
2,816	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	2,989
1,192	FNMA, 4.500%, 5/01/2049	1,281

		21,114

	Oil Field Services — 0.1%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,093

	Railroads — 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	2,212

	REITs – Office Property — 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,088

	Restaurants — 0.1%
2,000	Starbucks Corp., 3.800%, 8/15/2025	2,290

	Technology — 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,085
1,000	International Business Machines Corp., 4.000%, 6/20/2042	1,254
2,000	Oracle Corp., 2.950%, 5/15/2025	2,208
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,248
2,000	VMware, Inc., 2.950%, 8/21/2022	2,088

		8,883

	Treasuries — 0.9%
2,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,592
3,000	U.S. Treasury Bond, 2.875%, 11/15/2046	4,161
3,000	U.S. Treasury Bond, 3.000%, 5/15/2045	4,196
1,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,430
1,000	U.S. Treasury Bond, 3.000%, 2/15/2049	1,443
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,608
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,639
2,000	U.S. Treasury Bond, 4.500%, 2/15/2036	3,118
2,000	U.S. Treasury Note, 1.125%, 9/30/2021	2,023
4,000	U.S. Treasury Note, 1.625%, 8/31/2022	4,125
6,000	U.S. Treasury Note, 2.125%, 12/31/2022	6,290

		32,625

	Wireless — 0.0%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,477

	Wirelines — 0.1%
2,000	AT&T, Inc., 3.400%, 5/15/2025	2,225
1,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.492%, 5/15/2025(d)	1,023

		3,248

	Total Bonds and Notes (Identified Cost $127,104)	135,489

Shares	Description	Value (†)
Exchange-Traded Funds — 16.6%
6,196	iShares® ESG MSCI EAFE ETF	$383,780
5,650	iShares® ESG MSCI Emerging Markets ETF	198,033

	Total Exchange-Traded Funds (Identified Cost $561,843)	581,813

Affiliated Mutual Funds — 18.5%
4,980	Mirova Global Green Bond Fund, Class N	53,934
46,284	Mirova International Sustainable Equity Fund, Class N	594,745

	Total Affiliated Mutual Funds (Identified Cost $557,173)	648,679

	Total Investments — 99.8% (Identified Cost $3,242,530)	3,501,784
	Other assets less liabilities — 0.2%	7,697

	Net Assets — 100.0%	$3,509,481

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of July 31, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of July 31, 2020 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2020 (Unaudited)

Equity	94.4%
Fixed Income	5.4

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

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|  82

Statements of Assets and Liabilities

July 31, 2020 (Unaudited)

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
ASSETS
Unaffiliated investments at cost	$3,793,430	$3,064,363	$4,544,767	$5,025,828
Affiliated investments at cost	2,769,853	1,687,577	1,938,119	1,922,234
Net unrealized appreciation on unaffiliated investments	287,374	160,722	254,011	250,142
Net unrealized appreciation on affiliated investments	214,408	101,203	153,617	145,148

Investments at value	7,065,065	5,013,865	6,890,514	7,343,352
Cash	351,623	145,812	149,663	255,832
Receivable for Fund shares sold	3,549	4,603	75,689	12,224
Receivable from investment adviser (Note 5)	11,236	11,461	11,321	12,158
Receivable for securities sold	1,533	—	—	—
Dividends and interest receivable	11,422	7,759	10,592	9,449
Dividends receivable from affiliates	760	461	486	360
Tax reclaims receivable	—	508	375	361
Prepaid expenses (Note 6)	2	2	2	2

TOTAL ASSETS	7,445,190	5,184,471	7,138,642	7,633,738

LIABILITIES
Payable for securities purchased	2,321	476	502	2,936
Deferred Trustees’ fees (Note 5)	12,861	12,860	12,831	12,823
Administrative fees payable (Note 5)	273	189	258	278
Audit and tax services fees payable	18,505	18,505	18,505	18,505
Other accounts payable and accrued expenses	23,298	23,144	23,491	24,157

TOTAL LIABILITIES	57,258	55,174	55,587	58,699

NET ASSETS	$7,387,932	$5,129,297	$7,083,055	$7,575,039

NET ASSETS CONSIST OF:
Paid-in capital	$6,839,401	$4,655,134	$6,646,036	$7,159,359
Accumulated earnings	548,531	474,163	437,019	415,680

NET ASSETS	$7,387,932	$5,129,297	$7,083,055	$7,575,039

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class N shares:
Net assets	$7,387,932	$5,129,297	$7,083,055	$7,575,039

Shares of beneficial interest	669,517	469,204	637,217	674,621

Net asset value, offering and redemption price per share	$11.03	$10.93	$11.12	$11.23

See accompanying notes to financial statements.

83  |

Statements of Assets and Liabilities (continued)

July 31, 2020 (Unaudited)

Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund

$5,052,257	$4,321,828	$3,962,063	$3,775,591	$3,287,219	$2,685,357
1,542,482	1,359,628	1,029,156	787,884	692,080	557,173
262,457	257,223	163,742	196,212	157,811	167,748
163,062	162,067	124,326	95,870	88,862	91,506

7,020,258	6,100,746	5,279,287	4,855,557	4,225,972	3,501,784
250,258	89,347	97,685	163,790	155,586	23,945
26,329	22,223	47,426	64,768	37,546	22,774
11,312	11,913	12,149	12,112	12,009	12,120
—	—	929	—	—	1,535
7,376	4,894	4,093	3,860	3,294	2,825
237	130	82	—	—	—
406	500	428	385	378	384
2	2	1	1	1	1

7,316,178	6,229,755	5,442,080	5,100,473	4,434,786	3,565,368

3,447	134	1,091	—	—	3,003
12,829	12,819	12,795	12,793	12,786	12,778
266	226	196	183	159	127
18,505	18,505	18,505	18,505	18,505	18,505
23,198	22,927	22,621	22,393	22,375	21,474

58,245	54,611	55,208	53,874	53,825	55,887

$7,257,933	$6,175,144	$5,386,872	$5,046,599	$4,380,961	$3,509,481

$6,811,180	$5,754,658	$5,108,018	$4,756,809	$4,144,660	$3,262,240
446,753	420,486	278,854	289,790	236,301	247,241

$7,257,933	$6,175,144	$5,386,872	$5,046,599	$4,380,961	$3,509,481

$7,257,933	$6,175,144	$5,386,872	$5,046,599	$4,380,961	$3,509,481

645,965	550,881	482,776	456,322	396,217	319,741

$11.24	$11.21	$11.16	$11.06	$11.06	$10.98

See accompanying notes to financial statements.

|  84

Statements of Operations

For the Six Months Ended July 31, 2020 (Unaudited)

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$21,034	$21,721	$26,830	$31,763
Dividends from affiliated investments	11,528	8,711	7,277	5,986
Interest	13,501	11,992	10,531	9,403
Less net foreign taxes withheld	(501)	(149)	(168)	(153)

	45,562	42,275	44,470	46,999

Expenses
Management fees (Note 5)	20,470	18,696	19,889	21,898
Administrative fees (Note 5)	1,442	1,268	1,326	1,432
Trustees’ fees and expenses (Note 5)	9,616	9,613	9,606	9,613
Transfer agent fees and expenses	1,052	1,120	1,054	1,192
Audit and tax services fees	16,148	16,148	16,148	16,148
Custodian fees and expenses	21,387	21,058	23,013	25,705
Interest expense (Note 9)	—	232	2	25
Legal fees (Note 6)	375	369	368	379
Registration fees	5,150	5,150	6,526	5,150
Regulatory filing fees	6,500	6,500	6,500	6,500
Shareholder reporting expenses	7,788	7,756	7,313	7,187
Miscellaneous expenses (Note 6)	7,591	7,616	7,586	7,643

Total expenses	97,519	95,526	99,331	102,872
Less waiver and/or expense reimbursement (Note 5)	(87,825)	(86,207)	(89,515)	(91,932)

Net expenses	9,694	9,319	9,816	10,940

Net investment income	35,868	32,956	34,654	36,059

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Unaffiliated investments	14,943	126,010	6,597	(17,707)
Affiliated investments	21,539	85,311	13,061	27,847
Distributions of capital gains received from affiliated investments	998	1,121	1,334	1,813
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	118,888	(32,443)	79,893	59,860
Affiliated investments	121,194	10,529	75,196	68,523

Net realized and unrealized gain on investments	277,562	190,528	176,081	140,336

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$313,430	$223,484	$210,735	$176,395

See accompanying notes to financial statements.

85  |

Statements of Operations (continued)

For the Six Months Ended July 31, 2020 (Unaudited)

Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund

$32,411	$33,618	$30,896	$29,388	$26,291	$21,519
3,385	2,504	1,178	419	362	291
5,192	2,857	2,031	1,891	1,709	1,349
(192)	(210)	(177)	(180)	(163)	(129)

40,796	38,769	33,928	31,518	28,199	23,030

19,291	19,167	16,634	15,513	13,958	10,921
1,239	1,208	1,040	964	866	678
9,594	9,598	9,585	9,578	9,570	9,551
1,059	1,190	1,079	1,224	1,071	1,088
16,148	16,148	16,148	16,148	16,148	16,148
20,434	20,751	22,176	21,214	21,893	19,375
2	—	—	4	10	—
356	362	349	343	334	319
5,150	5,150	5,150	5,150	5,150	5,150
6,500	6,500	6,500	6,500	6,500	6,500
7,706	7,392	6,707	7,072	6,616	6,580
7,561	7,609	7,575	7,597	7,614	7,605

95,040	95,075	92,943	91,307	89,730	83,915
(84,750)	(85,048)	(84,313)	(82,866)	(81,951)	(77,983)

10,290	10,027	8,630	8,441	7,779	5,932

30,506	28,742	25,298	23,077	20,420	17,098

1,058	(8,868)	(15,887)	(16,952)	(17,932)	(12,981)
13,126	6,738	4,342	14,682	7,577	1,179
1,406	1,814	1,692	1,655	1,414	1,101

30,418	28,006	8,339	37,450	12,684	17,883
63,790	69,218	48,328	24,607	26,181	29,618

109,798	96,908	46,814	61,442	29,924	36,800

$140,304	$125,650	$72,112	$84,519	$50,344	$53,898

See accompanying notes to financial statements.

|  86

Statements of Changes in Net Assets

	Natixis Sustainable Future 2015 Fund		Natixis Sustainable Future 2020 Fund		Natixis Sustainable Future 2025 Fund
	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020
FROM OPERATIONS:
Net investment income	$35,868	$82,696	$32,956	$82,274	$34,654	$70,718
Net realized gain on investments and distributions of capital gains received from affiliated investments	37,480	259,265	212,442	231,141	20,992	219,081
Net change in unrealized appreciation (depreciation) on investments	240,082	238,456	(21,914)	291,488	155,089	232,508

Net increase in net assets resulting from operations	313,430	580,417	223,484	604,903	210,735	522,307

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(63,814)	(322,135)	(69,044)	(285,054)	(56,867)	(285,723)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	947,165	1,332,578	(1,031,447)	1,146,637	914,207	2,021,861

Net increase (decrease) in net assets	1,196,781	1,590,860	(877,007)	1,466,486	1,068,075	2,258,445
NET ASSETS
Beginning of the period	6,191,151	4,600,291	6,006,304	4,539,818	6,014,980	3,756,535

End of the period	$7,387,932	$6,191,151	$5,129,297	$6,006,304	$7,083,055	$6,014,980

See accompanying notes to financial statements.

87  |

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2030 Fund		Natixis Sustainable Future 2035 Fund		Natixis Sustainable Future 2040 Fund
	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020
FROM OPERATIONS:
Net investment income	$36,059	$67,400	$30,506	$70,937	$28,742	$63,590
Net realized gain (loss) on investments and distributions of capital gains received from affiliated investments	11,953	290,381	15,590	259,790	(316)	247,544
Net change in unrealized appreciation (depreciation) on investments	128,383	226,711	94,208	301,347	97,224	288,202

Net increase in net assets resulting from operations	176,395	584,492	140,304	632,074	125,650	599,336

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(112,113)	(297,864)	(73,318)	(318,050)	(81,277)	(300,687)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	1,260,837	2,769,661	1,625,317	1,152,393	468,394	2,033,532

Net increase in net assets	1,325,119	3,056,289	1,692,303	1,466,417	512,767	2,332,181
NET ASSETS
Beginning of the period	6,249,920	3,193,631	5,565,630	4,099,213	5,662,377	3,330,196

End of the period	$7,575,039	$6,249,920	$7,257,933	$5,565,630	$6,175,144	$5,662,377

See accompanying notes to financial statements.

|  88

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2045 Fund		Natixis Sustainable Future 2050 Fund		Natixis Sustainable Future 2055 Fund
	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020
FROM OPERATIONS:
Net investment income	$25,298	$50,470	$23,077	$49,890	$20,420	$43,940
Net realized gain (loss) on investments and distributions of capital gains received from affiliated investments	(9,853)	219,629	(615)	245,116	(8,941)	204,494
Net change in unrealized appreciation (depreciation) on investments	56,667	169,511	62,057	179,402	38,865	158,295

Net increase in net assets resulting from operations	72,112	439,610	84,519	474,408	50,344	406,729

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(62,993)	(253,894)	(87,332)	(264,071)	(49,264)	(254,037)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	426,964	2,248,041	492,452	1,854,491	202,244	1,410,632

Net increase in net assets	436,083	2,433,757	489,639	2,064,828	203,324	1,563,324
NET ASSETS
Beginning of the period	4,950,789	2,517,032	4,556,960	2,492,132	4,177,637	2,614,313

End of the period	$5,386,872	$4,950,789	$5,046,599	$4,556,960	$4,380,961	$4,177,637

See accompanying notes to financial statements.

89  |

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2060 Fund
	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020
FROM OPERATIONS:
Net investment income	$17,098	$40,507
Net realized gain (loss) on investments and distributions of capital gains received from affiliated investments	(10,701)	197,433
Net change in unrealized appreciation (depreciation) on investments	47,501	147,193

Net increase in net assets resulting from operations	53,898	385,133

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(40,530)	(237,210)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	298,125	561,758

Net increase in net assets	311,493	709,681
NET ASSETS
Beginning of the period	3,197,988	2,488,307

End of the period	$3,509,481	$3,197,988

See accompanying notes to financial statements.

|  90

Financial Highlights

For a share outstanding throughout each period.

	Sustainable Future 2015 Fund—Class N
	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.70		$10.11		$11.13		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.17		0.23		0.15
Net realized and unrealized gain (loss)	0.38		1.02		(0.41)		1.19

Total from Investment Operations	0.44		1.19		(0.18)		1.34

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.18)		(0.23)		(0.16)
Net realized capital gains	(0.11)		(0.42)		(0.61)		(0.05)

Total Distributions	(0.11)		(0.60)		(0.84)		(0.21)

Net asset value, end of the period	$11.03		$10.70		$10.11		$11.13

Total return(b)	4.23	%(c)	11.81%		(1.28)%		13.42	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$7,388		$6,191		$4,600		$4,536
Net expenses(d)	0.30	%(e)(f)	0.31	%(g)(h)	0.35	%(i)	0.38	%(e)(j)
Gross expenses	3.02	%(e)(f)	3.70	%(g)	4.04	%(i)	3.57	%(e)(j)
Net investment income	1.11	%(e)	1.62%		2.10%		1.49	%(e)
Portfolio turnover rate	23%		73%		41%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.27%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.97%, respectively.

(h)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.55%.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.34%, respectively.

(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 3.84%, respectively.

See accompanying notes to financial statements.

91  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2020 Fund—Class N
	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.66		$9.97		$11.34		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.17		0.22		0.14
Net realized and unrealized gain (loss)	0.33		1.06		(0.46)		1.39

Total from Investment Operations	0.39		1.23		(0.24)		1.53

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.18)		(0.23)		(0.15)
Net realized capital gains	(0.12)		(0.36)		(0.90)		(0.04)

Total Distributions	(0.12)		(0.54)		(1.13)		(0.19)

Net asset value, end of the period	$10.93		$10.66		$9.97		$11.34

Total return(b)	3.82	%(c)	12.31%		(1.66)%		15.38	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,129		$6,006		$4,540		$4,617
Net expenses(d)	0.33	%(e)(f)(g)	0.32	%(h)(i)	0.38	%(j)	0.41	%(e)(k)
Gross expenses	3.36	%(e)(f)(g)	3.69	%(h)	4.10	%(j)	3.58	%(e)(k)
Net investment income	1.16	%(e)	1.60%		1.98%		1.40	%(e)
Portfolio turnover rate	61%		74%		65%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 3.59%, respectively.

(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.32% and the ratio of gross expenses would have been 3.36%.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.95%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.55%.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.37%, respectively.

(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 3.82%, respectively.

See accompanying notes to financial statements.

|  92

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2025 Fund—Class N
	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.89		$10.22		$11.54		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.17		0.21		0.13
Net realized and unrealized gain (loss)	0.27		1.12		(0.54)		1.59

Total from Investment Operations	0.33		1.29		(0.33)		1.72

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.17)		(0.20)		(0.14)
Net realized capital gains	(0.10)		(0.45)		(0.79)		(0.04)

Total Distributions	(0.10)		(0.62)		(0.99)		(0.18)

Net asset value, end of the period	$11.12		$10.89		$10.22		$11.54

Total return(b)	3.21	%(c)	12.73%		(2.46)%		17.31	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$7,083		$6,015		$3,757		$3,518
Net expenses(d)	0.33	%(e)(f)	0.34	%(g)(h)	0.42	%(i)	0.45	%(e)(j)
Gross expenses	3.34	%(e)(f)	4.18	%(g)	4.88	%(i)	4.41	%(e)(j)
Net investment income	1.17	%(e)	1.59%		1.88%		1.30	%(e)
Portfolio turnover rate	23%		67%		59%		16%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 3.57%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 4.43%, respectively.

(h)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.56%.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.11%, respectively.

(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.61%, respectively.

See accompanying notes to financial statements.

93  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2030 Fund—Class N
	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.15		$10.39		$11.79		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.17		0.19		0.12
Net realized and unrealized gain (loss)	0.21		1.19		(0.60)		1.86

Total from Investment Operations	0.27		1.36		(0.41)		1.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.14)		(0.18)		(0.14)
Net realized capital gains	(0.19)		(0.46)		(0.81)		(0.05)

Total Distributions	(0.19)		(0.60)		(0.99)		(0.19)

Net asset value, end of the period	$11.23		$11.15		$10.39		$11.79

Total return(c)	2.67	%(d)	13.12%		(2.91)%		19.79	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$7,575		$6,250		$3,194		$3,033
Net expenses(e)	0.34	%(f)(g)	0.37	%(h)(i)	0.48	%(j)	0.50	%(f)(k)
Gross expenses	3.20	%(f)(g)	4.37	%(h)	5.34	%(j)	5.04	%(f)(k)
Net investment income	1.12	%(f)	1.55%		1.68%		1.22	%(f)
Portfolio turnover rate	27%		80%		65%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 3.43%, respectively.

(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.60%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.57%.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.51%, respectively.

(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.19%, respectively.

See accompanying notes to financial statements.

|  94

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2035 Fund—Class N
	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.24		$10.46		$12.01		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.16		0.17		0.11
Net realized and unrealized gain (loss)	0.09		1.33		(0.67)		2.08

Total from Investment Operations	0.15		1.49		(0.50)		2.19

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.17)		(0.17)		(0.13)
Net realized capital gains	(0.15)		(0.54)		(0.88)		(0.05)

Total Distributions	(0.15)		(0.71)		(1.05)		(0.18)

Net asset value, end of the period	$11.24		$11.24		$10.46		$12.01

Total return(c)	1.62	%(d)	14.29%		(3.68)%		21.95	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$7,258		$5,566		$4,099		$3,112
Net expenses(e)	0.37	%(f)(g)	0.39	%(h)(i)	0.52	%(j)	0.55	%(f)(k)
Gross expenses	3.42	%(f)(g)	3.95	%(h)	5.12	%(j)	5.03	%(f)(k)
Net investment income	1.10	%(f)	1.47%		1.52%		1.13	%(f)
Portfolio turnover rate	24%		63%		74%		14%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.63%, respectively.

(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.16%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.58%.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.25%, respectively.

(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.13%, respectively.

See accompanying notes to financial statements.

95  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2040 Fund—Class N
	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.18		$10.43		$12.20		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.16		0.16		0.11
Net realized and unrealized gain (loss)	0.13		1.29		(0.75)		2.26

Total from Investment Operations	0.18		1.45		(0.59)		2.37

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.15)		(0.16)		(0.12)
Net realized capital gains	(0.15)		(0.55)		(1.02)		(0.05)

Total Distributions	(0.15)		(0.70)		(1.18)		(0.17)

Net asset value, end of the period	$11.21		$11.18		$10.43		$12.20

Total return(c)	1.94	%(d)	13.94	%(e)	(4.19)%		23.80	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,175		$5,662		$3,330		$3,096
Net expenses(f)	0.37	%(g)(h)	0.39	%(i)(j)	0.56	%(k)	0.59	%(g)(l)
Gross expenses	3.51	%(g)(h)	4.45	%(i)	5.40	%(k)	5.04	%(g)(l)
Net investment income	1.06	%(g)	1.50%		1.42%		1.04	%(g)
Portfolio turnover rate	17%		63%		90%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)

Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 3.73%, respectively.

(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.61% and 4.67%, respectively.

(j)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.59%.
(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.49%, respectively.

(l)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.10%, respectively.

See accompanying notes to financial statements.

|  96

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2045 Fund—Class N
	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.17		$10.38		$12.31		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.16		0.15		0.10
Net realized and unrealized gain (loss)	0.08		1.37		(0.81)		2.39

Total from Investment Operations	0.14		1.53		(0.66)		2.49

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.15)		(0.16)		(0.12)
Net realized capital gains	(0.14)		(0.59)		(1.11)		(0.06)

Total Distributions	(0.15)		(0.74)		(1.27)		(0.18)

Net asset value, end of the period	$11.16		$11.17		$10.38		$12.31

Total return(b)	1.42	%(c)	14.73%		(4.53)%		24.92	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,387		$4,951		$2,517		$2,568
Net expenses(d)	0.37	%(e)(f)	0.40	%(g)(h)	0.58	%(i)	0.61	%(e)(j)
Gross expenses	3.98	%(e)(f)	5.12	%(g)	6.46	%(i)	5.97	%(e)(j)
Net investment income	1.08	%(e)	1.45%		1.32%		0.97	%(e)
Portfolio turnover rate	19%		58%		77%		17%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 4.20%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.61% and 5.33%, respectively.

(h)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.59%.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.53%, respectively.

(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.01%, respectively.

See accompanying notes to financial statements.

97  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2050 Fund—Class N
	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.15		$10.41		$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.16		0.15		0.10
Net realized and unrealized gain (loss)	0.07		1.35		(0.84)		2.45

Total from Investment Operations	0.12		1.51		(0.69)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.15)		(0.16)		(0.11)
Net realized capital gains	(0.21)		(0.62)		(1.12)		(0.06)

Total Distributions	(0.21)		(0.77)		(1.28)		(0.17)

Net asset value, end of the period	$11.06		$11.15		$10.41		$12.38

Total return(c)	1.48	%(d)(e)	14.57%		(4.82)%		25.64	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,047		$4,557		$2,492		$2,514
Net expenses(f)	0.39	%(g)(h)	0.41	%(i)(j)	0.59	%(k)	0.62	%(g)(l)
Gross expenses	4.22	%(g)(h)	5.24	%(i)	6.42	%(k)	6.00	%(g)(l)
Net investment income	1.07	%(g)	1.43%		1.29%		0.94	%(g)
Portfolio turnover rate	20%		75%		83%		18%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)

Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.43%, respectively.

(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 5.45%, respectively.

(j)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.48%, respectively.

(l)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.03%, respectively.

See accompanying notes to financial statements.

|  98

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2055 Fund—Class N
	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.11		$10.43		$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.16		0.15		0.10
Net realized and unrealized gain (loss)	0.03		1.40		(0.83)		2.45

Total from Investment Operations	0.08		1.56		(0.68)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.16)		(0.16)		(0.11)
Net realized capital gains	(0.13)		(0.72)		(1.11)		(0.06)

Total Distributions	(0.13)		(0.88)		(1.27)		(0.17)

Net asset value, end of the period	$11.06		$11.11		$10.43		$12.38

Total return(c)	0.94	%(d)	14.93%		(4.80)%		25.64	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,381		$4,178		$2,614		$2,534
Net expenses(e)	0.40	%(f)(g)	0.42	%(h)(i)	0.59	%(j)	0.62	%(f)(k)
Gross expenses	4.62	%(f)(g)	5.63	%(h)	6.44	%(j)	5.98	%(f)(k)
Net investment income	1.05	%(f)	1.42%		1.27%		0.94	%(f)
Portfolio turnover rate	21%		64%		85%		18%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.82%, respectively.

(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 5.83%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.50%, respectively.

(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.01%, respectively.

See accompanying notes to financial statements.

99  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2060 Fund—Class N
	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.03		$10.40		$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.16		0.15		0.10
Net realized and unrealized gain (loss)	0.03		1.38		(0.82)		2.45

Total from Investment Operations	0.09		1.54		(0.67)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.17)		(0.16)		(0.11)
Net realized capital gains	(0.13)		(0.74)		(1.15)		(0.06)

Total Distributions	(0.14)		(0.91)		(1.31)		(0.17)

Net asset value, end of the period	$10.98		$11.03		$10.40		$12.38

Total return(b)	1.02	%(c)	14.78%		(4.56)%		25.59	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,509		$3,198		$2,488		$2,575
Net expenses(d)	0.39	%(e)(f)	0.42	%(g)(h)	0.59	%(i)	0.62	%(e)(j)
Gross expenses	5.52	%(e)(f)	6.03	%(g)	6.45	%(i)	5.97	%(e)(j)
Net investment income	1.12	%(e)	1.45%		1.29%		0.94	%(e)
Portfolio turnover rate	16%		64%		80%		17%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 5.73%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 6.23%, respectively.

(h)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.51%, respectively.

(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.00%, respectively.

See accompanying notes to financial statements.

|  100

Notes to Financial Statements

July 31, 2020 (Unaudited)

1.  Organization.  Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust IV:

Natixis Sustainable Future 2015 Fund (the “Sustainable Future 2015 Fund”)

Natixis Sustainable Future 2020 Fund (the “Sustainable Future 2020 Fund”)

Natixis Sustainable Future 2025 Fund (the “Sustainable Future 2025 Fund”)

Natixis Sustainable Future 2030 Fund (the “Sustainable Future 2030 Fund”)

Natixis Sustainable Future 2035 Fund (the “Sustainable Future 2035 Fund”)

Natixis Sustainable Future 2040 Fund (the “Sustainable Future 2040 Fund”)

Natixis Sustainable Future 2045 Fund (the “Sustainable Future 2045 Fund”)

Natixis Sustainable Future 2050 Fund (the “Sustainable Future 2050 Fund”)

Natixis Sustainable Future 2055 Fund (the “Sustainable Future 2055 Fund”)

Natixis Sustainable Future 2060 Fund (the “Sustainable Future 2060 Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class N shares. Class N shares do not pay a front-end sales charge, a contingent deferred sales charge or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Certain categories of investors are exempted from the minimum investment amounts for Class N as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Mutual funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior

101  |

Notes to Financial Statements (continued)

July 31, 2020 (Unaudited)

to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on the trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of July 31, 2020 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets

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and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydown gains and losses, premium amortization, distribution re-designations and distributions received from underlying funds. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales and premium amortization. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended January 31, 2020 was as follows:

	2020 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Sustainable Future 2015 Fund	$156,559	$165,576	$322,135
Sustainable Future 2020 Fund	177,667	107,387	285,054
Sustainable Future 2025 Fund	150,416	135,307	285,723
Sustainable Future 2030 Fund	157,746	140,118	297,864
Sustainable Future 2035 Fund	186,903	131,147	318,050
Sustainable Future 2040 Fund	147,146	153,541	300,687
Sustainable Future 2045 Fund	99,913	153,981	253,894
Sustainable Future 2050 Fund	112,587	151,484	264,071
Sustainable Future 2055 Fund	104,280	149,757	254,037
Sustainable Future 2060 Fund	81,555	155,655	237,210

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of July 31, 2020, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Sustainable Future 2015 Fund	Sustainable Future 2020 Fund	Sustainable Future 2025 Fund	Sustainable Future 2030 Fund	Sustainable Future 2035 Fund
Federal tax cost	$6,566,952	$4,753,377	$6,485,848	$6,951,047	$6,596,377

Gross tax appreciation	$635,455	$360,878	$619,100	$630,958	$692,293
Gross tax depreciation	(137,342)	(100,390)	(214,434)	(238,653)	(268,412)

Net tax appreciation	$498,113	$260,488	$404,666	$392,305	$423,881

	Sustainable Future 2040 Fund	Sustainable Future 2045 Fund	Sustainable Future 2050 Fund	Sustainable Future 2055 Fund	Sustainable Future 2060 Fund
Federal tax cost	$5,682,227	$4,991,833	$4,564,074	$3,979,773	$3,242,898

Gross tax appreciation	$686,220	$546,238	$517,412	$458,016	$428,019
Gross tax depreciation	(267,701)	(258,784)	(225,929)	(211,817)	(169,133)

Net tax appreciation	$418,519	$287,454	$291,483	$246,199	$258,886

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July 31, 2020 (Unaudited)

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.

f.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

g.  New Accounting Pronouncement.  In March 2020, the Financial Accounting Standards Board issued Accounting Standard Update 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”). In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), which is expected to occur no later than December 31, 2021, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2020-04 amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. No Fund contracts have yet been impacted by reference rate reform. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2020, at value:

Sustainable Future 2015 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,272,902	$—	$—	$2,272,902
Bonds and Notes(a)	—	1,368,782	—	1,368,782
Exchange-Traded Funds	439,120	—	—	439,120
Affiliated Mutual Funds	2,984,261	—	—	2,984,261

Total	$5,696,283	$1,368,782	$—	$7,065,065

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements (continued)

July 31, 2020 (Unaudited)

Sustainable Future 2020 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,887,590	$—	$—	$1,887,590
Bonds and Notes(a)	—	921,046	—	921,046
Exchange-Traded Funds	416,449	—	—	416,449
Affiliated Mutual Funds	1,788,780	—	—	1,788,780

Total	$4,092,819	$921,046	$—	$5,013,865

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2025 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,890,273	$—	$—	$2,890,273
Bonds and Notes(a)	—	1,188,777	—	1,188,777
Exchange-Traded Funds	719,728	—	—	719,728
Affiliated Mutual Funds	2,091,736	—	—	2,091,736

Total	$5,701,737	$1,188,777	$—	$6,890,514

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2030 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,490,120	$—	$—	$3,490,120
Bonds and Notes(a)	—	948,079	—	948,079
Exchange-Traded Funds	837,771	—	—	837,771
Affiliated Mutual Funds	2,067,382	—	—	2,067,382

Total	$6,395,273	$948,079	$—	$7,343,352

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2035 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,790,255	$—	$—	$3,790,255
Bonds and Notes(a)	—	617,158	—	617,158
Exchange-Traded Funds	907,301	—	—	907,301
Affiliated Mutual Funds	1,705,544	—	—	1,705,544

Total	$6,403,100	$617,158	$—	$7,020,258

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements (continued)

July 31, 2020 (Unaudited)

Sustainable Future 2040 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,434,423	$—	$—	$3,434,423
Bonds and Notes(a)	—	294,445	—	294,445
Exchange-Traded Funds	850,183	—	—	850,183
Affiliated Mutual Funds	1,521,695	—	—	1,521,695

Total	$5,806,301	$294,445	$—	$6,100,746

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2045 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,085,706	$—	$—	$3,085,706
Bonds and Notes(a)	—	208,687	—	208,687
Exchange-Traded Funds	831,412	—	—	831,412
Affiliated Mutual Funds	1,153,482	—	—	1,153,482

Total	$5,070,600	$208,687	$—	$5,279,287

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2050 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,964,200	$—	$—	$2,964,200
Bonds and Notes(a)	—	196,169	—	196,169
Exchange-Traded Funds	811,434	—	—	811,434
Affiliated Mutual Funds	883,754	—	—	883,754

Total	$4,659,388	$196,169	$—	$4,855,557

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2055 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,558,005	$—	$—	$2,558,005
Bonds and Notes(a)	—	166,521	—	166,521
Exchange-Traded Funds	720,504	—	—	720,504
Affiliated Mutual Funds	780,942	—	—	780,942

Total	$4,059,451	$166,521	$—	$4,225,972

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements (continued)

July 31, 2020 (Unaudited)

Sustainable Future 2060 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,135,803	$—	$—	$2,135,803
Bonds and Notes(a)	—	135,489	—	135,489
Exchange-Traded Funds	581,813	—	—	581,813
Affiliated Mutual Funds	648,679	—	—	648,679

Total	$3,366,295	$135,489	$—	$3,501,784

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

4.  Purchases and Sales of Securities.  For the six months ended July 31, 2020, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Sustainable Future 2015 Fund	$303,486	$358,285	$1,909,418	$1,123,873
Sustainable Future 2020 Fund	374,268	585,765	2,997,539	3,827,848
Sustainable Future 2025 Fund	267,833	270,574	1,863,952	1,069,435
Sustainable Future 2030 Fund	165,751	249,866	2,616,163	1,483,093
Sustainable Future 2035 Fund	171,054	178,614	2,511,314	1,144,139
Sustainable Future 2040 Fund	79,763	100,914	1,250,004	858,444
Sustainable Future 2045 Fund	51,930	69,186	1,145,764	823,024
Sustainable Future 2050 Fund	54,455	57,459	1,116,571	828,751
Sustainable Future 2055 Fund	44,027	54,479	806,924	750,425
Sustainable Future 2060 Fund	54,259	64,415	675,725	435,367

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) serves as investment adviser to each Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Natixis Advisors, through its Active Index Advisors® division, makes investment decisions with respect to the AIA U.S. Large Cap Value ESG Segment, AIA U.S. Small/Mid Cap ESG Segment, AIA International Developed Markets Equity ESG Segment and AIA Emerging Markets ESG Segment of each Fund. Additionally, Natixis Advisors oversees, evaluates and monitors the subadvisory services provided to each Fund. Under the terms of the management agreements, each Fund pays a management fee calculated daily and payable monthly, based on each Fund’s average daily net assets.

Natixis Advisors has entered into a subadvisory agreement with Harris Associates L.P. (“Harris”) with respect to the Harris Associates Large Cap Value Segment of each Fund. Harris is a subsidiary of Natixis.

Natixis Advisors has entered into a subadvisory agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) with respect to the Loomis Sayles All Cap Growth Segment and Loomis Sayles Core Fixed Income Segment of each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis.

Natixis Advisors has entered into a subadvisory agreement with Mirova US LLC (“Mirova US”) with respect to the Mirova Global Sustainable Equity Segment and Mirova Carbon Neutral U.S. Equity Segment of each Fund. Mirova US has entered into a personnel sharing arrangement with its Paris-based affiliate, Mirova, which is part of Natixis Investment Managers.

Natixis Advisors has also entered into a subadvisory agreement with Wilshire Associates Incorporated (“Wilshire”), pursuant to which Wilshire performs certain asset allocation, glide path monitoring and compliance responsibilities for each Fund.

The aggregate management fee to be paid by each Fund is equal to the sum of: (i) 0.165% of the average daily net assets of the AIA U.S. Large Cap Value ESG Segment, (ii) 0.20% of the average daily net assets of the AIA U.S. Small/Mid Cap ESG Segment; (iii) 0.20% of the average daily net assets of the AIA International Developed Markets Equity ESG Segment; (iv) 0.25% of the average daily net assets of the AIA Emerging Markets ESG Segment, each payable to Natixis Advisors as adviser; (v) 0.52% of the average daily net assets of the Harris Associates Large Cap Value Segment, payable by the Fund directly to Harris as sub-adviser; (vi) 0.35% of the average daily net assets of the Loomis Sayles All Cap Growth Segment; (vii) 0.20% of the average daily net assets of the Loomis Sayles Core Fixed

107  |

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Income Segment, payable by the Fund directly to Loomis Sayles as sub-adviser; (viii) 0.25% of the average daily net assets of the Mirova Carbon Neutral U.S. Equity Segment, each payable by the Fund directly to Mirova US as sub-adviser; and (ix) the greater of an asset based fee calculated by multiplying the Fund’s average daily net assets by a rate based on the combined average daily net assets of all the Funds, equal to 0.08% of the first $250 million, 0.07% of the next $250 million, 0.06% of the next $750 million and 0.03% of amounts exceeding $1.25 billion of the combined average daily net assets of the Funds, or the Fund’s allocable portion of a minimum annual fee of $250,000 which applies to the Funds in the aggregate, payable by the Fund directly to Wilshire as sub-adviser. The aggregate advisory fee payable by each Fund is subject to a maximum equal to the sum of: (i) 0.25% of the average daily net assets of each segment managed directly by Natixis Advisers; (ii) 0.70% of the average daily net assets of any segment managed by any sub-adviser other than Wilshire; and (iii) the greater of the asset based fee, or the Fund’s allocable portion of the minimum annual aggregate fee as outlined above for Wilshire.

Natixis Advisors has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses, including fees paid to the sub-advisers, to limit the Funds’ operating expenses, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until May 31, 2021, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended July 31, 2020, the Funds’ expense limit as a percentage of average daily net assets under the expense limitation agreements, including expenses of the underlying funds in which each Fund invests, were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Sustainable Future 2015 Fund	0.55%
Sustainable Future 2020 Fund	0.55%
Sustainable Future 2025 Fund	0.56%
Sustainable Future 2030 Fund	0.57%
Sustainable Future 2035 Fund	0.58%
Sustainable Future 2040 Fund	0.59%
Sustainable Future 2045 Fund	0.59%
Sustainable Future 2050 Fund	0.60%
Sustainable Future 2055 Fund	0.60%
Sustainable Future 2060 Fund	0.60%

Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) in later periods to the extent a Fund’s annual operating expenses fall below its expense limit, provided, however, that a Fund is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended July 31, 2020, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
					Gross	Net
Sustainable Future 2015 Fund	$20,470	$615	$408	$19,447	0.63%	0.60%
Sustainable Future 2020 Fund	18,696	601	487	17,608	0.66%	0.62%
Sustainable Future 2025 Fund	19,889	705	640	18,544	0.67%	0.62%
Sustainable Future 2030 Fund	21,898	906	761	20,231	0.68%	0.63%
Sustainable Future 2035 Fund	19,291	871	746	17,674	0.69%	0.64%
Sustainable Future 2040 Fund	19,167	929	792	17,446	0.71%	0.64%
Sustainable Future 2045 Fund	16,634	810	758	15,066	0.71%	0.65%
Sustainable Future 2050 Fund	15,513	773	775	13,965	0.72%	0.65%
Sustainable Future 2055 Fund	13,958	698	695	12,565	0.72%	0.65%
Sustainable Future 2060 Fund	10,921	544	545	9,832	0.72%	0.65%

[1]	Waiver of Natixis Advisors’ management fee is subject to possible recovery until January 31, 2022.
[2]	Voluntary waiver of Natixis Advisors’ management fee is not subject to recovery under the expense limitation agreements described above.

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Notes to Financial Statements (continued)

July 31, 2020 (Unaudited)

For the six months ended July 31, 2020, expenses, including fees paid to the sub-advisers, have been reimbursed as follows:

Fund	Reimbursement[3]
Sustainable Future 2015 Fund	$86,802
Sustainable Future 2020 Fund	85,119
Sustainable Future 2025 Fund	88,170
Sustainable Future 2030 Fund	90,265
Sustainable Future 2035 Fund	83,133
Sustainable Future 2040 Fund	83,327
Sustainable Future 2045 Fund	82,745
Sustainable Future 2050 Fund	81,318
Sustainable Future 2055 Fund	80,558
Sustainable Future 2060 Fund	76,894

[3]	Contractual expense reimbursements are subject to possible recovery until January 31, 2022.

No expenses were recovered during the six months ended July 31, 2020 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds.

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended July 31, 2020, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Sustainable Future 2015 Fund	$1,442
Sustainable Future 2020 Fund	1,268
Sustainable Future 2025 Fund	1,326
Sustainable Future 2030 Fund	1,432
Sustainable Future 2035 Fund	1,239
Sustainable Future 2040 Fund	1,208
Sustainable Future 2045 Fund	1,040
Sustainable Future 2050 Fund	964
Sustainable Future 2055 Fund	866
Sustainable Future 2060 Fund	678

d.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

109  |

Notes to Financial Statements (continued)

July 31, 2020 (Unaudited)

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.

e.  Affiliated Ownership.  As of July 31, 2020, the percentage of each Fund’s net assets owned by Natixis and affiliates is as follows:

Percentage of Net Assets
Natixis Sustainable Future 2015 Fund	73.18%
Natixis Sustainable Future 2020 Fund	59.85%
Natixis Sustainable Future 2025 Fund	46.63%
Natixis Sustainable Future 2030 Fund	28.33%
Natixis Sustainable Future 2035 Fund	12.29%
Natixis Sustainable Future 2040 Fund	49.16%
Natixis Sustainable Future 2045 Fund	40.48%
Natixis Sustainable Future 2050 Fund	47.92%
Natixis Sustainable Future 2055 Fund	62.64%
Natixis Sustainable Future 2060 Fund	75.51%

Investment activities of affiliated shareholders could have material impacts on the Funds.

f.  Affiliated Fund Transactions.  A summary of affiliated fund transactions for each underlying fund held by the Funds for the six months ended July 31, 2020, is as follows:

Sustainable Future 2015 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$814,794	$150,643	$120,404	$8,616	$62,058	$915,707	$1,364
Loomis Sayles Limited Term Government and Agency Fund, Class N	715,181	162,069	106,342	2,247	8,948	782,103	5,788
Mirova Global Green Bond Fund, Class N	684,150	121,865	60,034	4,224	11,530	761,735	4,376
Mirova International Sustainable Equity Fund, Class N	448,734	166,462	135,590	6,452	38,658	524,716	998

	$2,662,859	$601,039	$422,370	$21,539	$121,194	$2,984,261	$12,526

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

|  110

Notes to Financial Statements (continued)

July 31, 2020 (Unaudited)

Sustainable Future 2020 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$518,655	$209,242	$357,114	$30,516	$9,116	$410,415	$852
Loomis Sayles Limited Term Government and Agency Fund, Class N	615,284	262,819	412,329	10,113	(674)	475,213	4,607
Mirova Global Green Bond Fund, Class N	615,575	238,154	380,090	23,832	(13,914)	483,557	3,252
Mirova International Sustainable Equity Fund, Class N	510,216	243,012	370,484	20,850	16,001	419,595	1,121

	$2,259,730	$953,227	$1,520,017	$85,311	$10,529	$1,788,780	$9,832

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2025 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$322,163	$54,616	$59,925	$4,090	$22,282	$343,226	$503
Loomis Sayles Limited Term Government and Agency Fund, Class N	482,941	98,874	88,979	2,852	4,563	500,251	3,672
Mirova Global Green Bond Fund, Class N	515,436	85,399	66,860	4,765	5,781	544,521	3,102
Mirova International Sustainable Equity Fund, Class N	634,081	184,118	158,385	1,354	42,570	703,738	1,334

	$1,954,621	$423,007	$374,149	$13,061	$75,196	$2,091,736	$8,611

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2030 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$322,480	$88,188	$95,487	$6,198	$21,126	$342,505	$522
Loomis Sayles Limited Term Government and Agency Fund, Class N	357,919	106,593	99,414	2,351	3,529	370,978	2,824
Mirova Global Green Bond Fund, Class N	429,745	116,370	99,917	5,649	2,368	454,215	2,640
Mirova International Sustainable Equity Fund, Class N	810,571	250,099	216,135	13,649	41,500	899,684	1,813

	$1,920,715	$561,250	$510,953	$27,847	$68,523	$2,067,382	$7,799

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

111  |

Notes to Financial Statements (continued)

July 31, 2020 (Unaudited)

Sustainable Future 2035 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$209,556	$84,501	$61,492	$4,827	$13,029	$250,421	$299
Loomis Sayles Limited Term Government and Agency Fund, Class N	209,352	90,829	59,437	1,715	1,467	243,926	1,590
Mirova Global Green Bond Fund, Class N	239,601	92,792	53,092	3,485	2,127	284,913	1,496
Mirova International Sustainable Equity Fund, Class N	736,642	259,805	120,429	3,099	47,167	926,284	1,406

	$1,395,151	$527,927	$294,450	$13,126	$63,790	$1,705,544	$4,791

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2040 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$158,340	$36,128	$34,990	$2,221	$10,880	$172,579	$230
Loomis Sayles Limited Term Government and Agency Fund, Class N	126,556	34,179	29,312	867	1,111	133,401	963
Mirova Global Green Bond Fund, Class N	221,691	49,694	38,030	2,257	2,810	238,422	1,311
Mirova International Sustainable Equity Fund, Class N	872,982	97,658	49,157	1,393	54,417	977,293	1,814

	$1,379,569	$217,659	$151,489	$6,738	$69,218	$1,521,695	$4,318

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2045 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$55,746	$11,745	$13,499	$993	$3,238	$58,223	$79
Loomis Sayles Limited Term Government and Agency Fund, Class N	83,527	21,297	21,336	386	824	84,698	623
Mirova Global Green Bond Fund, Class N	83,514	18,231	16,511	555	654	86,443	476
Mirova International Sustainable Equity Fund, Class N	850,917	101,046	73,865	2,408	43,612	924,118	1,692

	$1,073,704	$152,319	$125,211	$4,342	$48,328	$1,153,482	$2,870

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

|  112

Notes to Financial Statements (continued)

July 31, 2020 (Unaudited)

Sustainable Future 2050 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$77,764	$20,430	$24,337	$680	$156	$74,693	$419
Mirova International Sustainable Equity Fund, Class N	818,734	70,320	118,446	14,002	24,451	809,061	1,655

	$896,498	$90,750	$142,783	$14,682	$24,607	$883,754	$2,074

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2055 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$67,160	$16,257	$19,588	$956	$132	$64,917	$362
Mirova International Sustainable Equity Fund, Class N	707,089	46,706	70,440	6,621	26,049	716,025	1,414

	$774,249	$62,963	$90,028	$7,577	$26,181	$780,942	$1,776

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2060 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$51,629	$13,212	$11,702	$419	$376	$53,934	$291
Mirova International Sustainable Equity Fund, Class N	543,568	39,761	18,586	760	29,242	594,745	1,101

	$595,197	$52,973	$30,288	$1,179	$29,618	$648,679	$1,392

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Financial statements of Loomis Sayles Inflation Protected Securities Fund, Loomis Sayles Limited Term Government and Agency Fund, Mirova Global Green Bond Fund and Mirova International Sustainable Equity Fund are available, without charge, on the Funds’ website at im.natixis.com.

g.  Acquired Fund Fees and Expenses.  Each Fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are reflected in the valuation of the underlying funds.

6.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

113  |

Notes to Financial Statements (continued)

July 31, 2020 (Unaudited)

For the six months ended July 31, 2020, Sustainable Future 2020 Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $1,100,000 at a weighted average interest rate of 1.19%. Interest expense incurred on the line of credit was $36.

7.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of July 31, 2020, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 5e)	Total Percentage of Ownership
Natixis Sustainable Future 2015 Fund	1	17.19%	73.18%	90.37%
Natixis Sustainable Future 2020 Fund	2	24.70%	59.85%	84.55%
Natixis Sustainable Future 2025 Fund	3	34.74%	46.63%	81.37%
Natixis Sustainable Future 2030 Fund	4	43.69%	28.33%	72.02%
Natixis Sustainable Future 2035 Fund	4	69.33%	12.29%	81.62%
Natixis Sustainable Future 2040 Fund	4	23.73%	49.16%	72.89%
Natixis Sustainable Future 2045 Fund	2	27.38%	40.48%	67.86%
Natixis Sustainable Future 2050 Fund	2	11.73%	47.92%	59.65%
Natixis Sustainable Future 2055 Fund	1	7.02%	62.64%	69.66%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

8.  Risk.  Global markets have experienced periods of high volatility triggered by the rapidly evolving public health emergency known as coronavirus (“COVID-19”). As the situation continues to unfold, the extent and duration of the impact that the COVID-19 outbreak may have on financial markets and the economy as a whole remains highly uncertain. If the effects of the COVID-19 outbreak on financial markets and the economy continue for an extended period of time, the Funds’ future financial and investment results may be adversely affected.

9.  Interest Expense.  The Funds incur interest expense on cash overdrafts at the custodian or from use of the line of credit. Interest expense incurred for the six months ended July 31, 2020 is reflected on the Statements of Operations.

10.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

Sustainable Future 2015 Fund

	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	166,856	$1,724,187	107,062	$1,155,616
Issued in connection with the reinvestment of distributions	6,472	63,814	30,103	322,135
Redeemed	(82,213)	(840,836)	(13,798)	(145,173)

Increase from capital share transactions	91,115	$947,165	123,367	$1,332,578

|  114

Notes to Financial Statements (continued)

July 31, 2020 (Unaudited)

10.  Capital Shares (continued).

Sustainable Future 2020 Fund

	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	406,789	$4,280,808	90,230	$957,399
Issued in connection with the reinvestment of distributions	7,140	69,044	26,705	285,054
Redeemed	(507,940)	(5,381,299)	(8,948)	(95,816)

Increase (decrease) from capital share transactions	(94,011)	$(1,031,447)	107,987	$1,146,637

Sustainable Future 2025 Fund

	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	157,912	$1,710,490	175,466	$1,921,703
Issued in connection with the reinvestment of distributions	5,869	56,867	26,164	285,723
Redeemed	(78,901)	(853,150)	(17,020)	(185,565)

Increase from capital share transactions	84,880	$914,207	184,610	$2,021,861

Sustainable Future 2030 Fund

	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	242,526	$2,631,024	291,513	$3,187,950
Issued in connection with the reinvestment of distributions	11,534	112,113	26,543	297,864
Redeemed	(139,737)	(1,482,300)	(65,153)	(716,153)

Increase from capital share transactions	114,323	$1,260,837	252,903	$2,769,661

Sustainable Future 2035 Fund

	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	406,379	$4,362,270	81,597	$903,262
Issued in connection with the reinvestment of distributions	7,653	73,318	28,066	318,050
Redeemed	(263,277)	(2,810,271)	(6,174)	(68,919)

Increase from capital share transactions	150,755	$1,625,317	103,489	$1,152,393

Sustainable Future 2040 Fund

	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	80,681	$832,954	184,391	$2,004,238
Issued in connection with the reinvestment of distributions	8,628	81,277	26,710	300,687
Redeemed	(44,769)	(445,837)	(24,195)	(271,393)

Increase from capital share transactions	44,540	$468,394	186,906	$2,033,532

115  |

Notes to Financial Statements (continued)

July 31, 2020 (Unaudited)

10.  Capital Shares (continued).

Sustainable Future 2045 Fund

	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	110,343	$1,154,569	191,315	$2,137,833
Issued in connection with the reinvestment of distributions	6,752	62,993	22,418	253,894
Redeemed	(77,506)	(790,598)	(12,959)	(143,686)

Increase from capital share transactions	39,589	$426,964	200,774	$2,248,041

Sustainable Future 2050 Fund

	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	92,402	$954,712	190,146	$2,093,770
Issued in connection with the reinvestment of distributions	9,482	87,332	23,410	264,071
Redeemed	(54,434)	(549,592)	(44,077)	(503,350)

Increase from capital share transactions	47,450	$492,452	169,479	$1,854,491

Sustainable Future 2055 Fund

	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	45,661	$466,602	107,604	$1,210,350
Issued in connection with the reinvestment of distributions	5,343	49,264	22,553	253,971
Redeemed	(30,786)	(313,622)	(4,861)	(53,689)

Increase from capital share transactions	20,218	$202,244	125,296	$1,410,632

Sustainable Future 2060 Fund

	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	43,461	$431,335	32,812	$361,010
Issued in connection with the reinvestment of distributions	4,449	40,530	21,137	237,210
Redeemed	(18,160)	(173,740)	(3,304)	(36,462)

Increase from capital share transactions	29,750	$298,125	50,645	$561,758

|  116

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Not applicable.

(a)	(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3) Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	September 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	September 21, 2020

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	September 21, 2020